                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-06654


                           BNY HAMILTON FUNDS, INC.
              (Exact name of registrant as specified in charter)

            3435 STELZER ROAD COLUMBUS, OH               43219
       (Address of principal executive offices)        (Zip code)



                                   RAY RICE
                         3435 STELZER ROAD, SUITE 1000
                              COLUMBUS, OH 43219
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-426-9363


Date of fiscal year end: December 31, 2006


Date of reporting period: September 30, 2006


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
          COMMON STOCKS--99.7%
          Australia--5.0%
  36,450  Alumina, Ltd. ADR........................................ $   666,671
  31,100  Amcor Ltd. ADR (a).......................................     684,822
  65,899  BHP Ltd. ADR (a).........................................   2,496,254
  97,100  Coca-Cola Amatil Ltd. ADR................................     969,534
  30,700  Commonwealth Bank of Australia ADR.......................   3,144,389
 334,100  Foster's Group Ltd. ADR..................................   1,605,651
 171,900  Lend Lease Corp. Ltd. ADR................................   2,055,064
  23,420  National Australia Bank Ltd. ADR (a).....................   3,194,722
  56,147  Newcrest Mining Ltd. ADR.................................     942,747
  10,340  TABCORP Holdings Ltd. ADR................................   1,206,049
  23,520  Westpac Banking Corp. ADR................................   1,988,381
  32,805  Woodside Petroleum Ltd. ADR (a)..........................     960,872
                                                                    -----------
                                                                     19,915,156
                                                                    -----------
          Austria--0.5%
  48,800  Erste Bank der Oesterreichischen Sparkassen ADR (a)......   1,517,621
  65,000  Oest Elektrizats AG ADR..................................     628,245
                                                                    -----------
                                                                      2,145,866
                                                                    -----------
          Belgium--1.3%
  12,700  Delhaize Group ADR (a)...................................   1,062,990
  76,600  Fortis ADR...............................................   3,106,038
   6,500  Solvay SA ADR............................................     839,857
                                                                    -----------
                                                                      5,008,885
                                                                    -----------
          Denmark--0.7%
  15,200  D/S Torm A/S ADR.........................................     790,400
  55,800  Danske Bank A/S ADR......................................   1,095,973
  14,400  Novo-Nordisk A/S ADR (a).................................   1,073,088
                                                                    -----------
                                                                      2,959,461
                                                                    -----------
          Finland--1.4%
  66,200  Amer Sports Oyj ADR......................................     742,155
  27,200  Metso Corp. ADR..........................................   1,000,688
 149,200  Nokia Corp. ADR..........................................   2,937,748
  37,900  UPM-Kymmene Oyj ADR (a)..................................     897,093
                                                                    -----------
                                                                      5,577,684
                                                                    -----------
          France--9.7%
  73,700  Alcatel SA ADR* (a)......................................     897,666
  74,700  AXA SA ADR (a)...........................................   2,757,177
  74,600  BNP Paribas SA ADR (a)...................................   4,009,153
  35,506  Business Objects SA ADR* (a).............................   1,210,400
  15,000  Dassault Systemes SA ADR (a).............................     843,000
  76,800  France Telecom SA ADR (a)................................   1,790,208

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
  86,500  Groupe Danone ADR (a).................................... $ 2,562,130
  31,624  Lafarge SA ADR (a).......................................   1,018,925
  13,400  Lagardere SCA ADR........................................     965,848
  23,585  L'Air Liquide SA ADR.....................................     961,421
  71,500  L'Oreal SA ADR...........................................   1,450,979
  39,500  LVMH Moet Hennessy Louis Vuitton SA ADR..................     813,096
  21,800  PSA Peugeot Citroen ADR..................................   1,228,049
  19,100  Publicis Groupe ADR (a)..................................     755,978
  79,800  Sanofi-Aventis ADR.......................................   3,548,706
  94,445  Societe Generale ADR (a).................................   3,002,926
  32,600  Sodexho Alliance SA ADR..................................   1,800,824
  13,200  Technip SA ADR...........................................     752,004
  39,113  Thomson ADR..............................................     614,465
  80,824  Total SA ADR (a).........................................   5,329,534
  45,000  Veolia Environnement ADR (a).............................   2,717,100
                                                                    -----------
                                                                     39,029,589
                                                                    -----------
          Germany--7.1%
 164,000  Allianz AG ADR (a).......................................   2,842,120
  12,000  Altana AG ADR (a)........................................     664,680
  22,100  BASF AG ADR (a)..........................................   1,770,211
  28,700  Bayer AG ADR.............................................   1,462,266
   5,000  Continental AG ADR.......................................     580,236
  37,600  DaimlerChrysler AG (a)...................................   1,878,496
  24,123  Deutsche Bank AG (a).....................................   2,911,646
  67,900  Deutsche Lufthansa AG ADR................................   1,436,411
  94,700  Deutsche Telekom AG ADR..................................   1,502,889
  82,527  E.On AG ADR (a)..........................................   3,273,845
  18,300  Fresenius Medical Care AG & Co. ADR......................     790,926
  23,500  Hypo Real Estate Holding AG ADR (a)......................   1,464,024
   1,500  Puma AG Rudolf Dassler Sport ADR (a).....................     510,660
  18,100  RWE AG ADR...............................................   1,670,320
  34,580  SAP AG ADR (a)...........................................   1,711,710
  35,142  Siemens AG ADR...........................................   3,060,869
  51,500  Volkswagen AG ADR........................................     879,795
                                                                    -----------
                                                                     28,411,104
                                                                    -----------
          Greece--0.6%
 163,900  Alpha Bank A.E. ADR (a)..................................   1,092,082
  58,000  Hellenic Telecommunications Organization SA ADR*.........     716,880
  91,500  National Bank of Greece SA ADR (a).......................     796,965
                                                                    -----------
                                                                      2,605,927
                                                                    -----------
          Hong Kong--1.6%
  82,000  Cheung Kong (Holdings) Ltd. ADR..........................     880,270
 141,000  CLP Holdings Ltd. ADR (a)................................     854,079
  72,400  Hang Seng Bank Ltd. ADR..................................     914,723
  23,600  Hutchison Whampoa Ltd. ADR...............................   1,041,855

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
  30,600  MTR Corp. ADR............................................ $   768,118
  81,000  Sun Hung Kai Properties Ltd. ADR.........................     884,091
  69,000  Swire Pacific Ltd. ADR (a)...............................     720,795
  48,000  Television Broadcasts Ltd. ADR (a).......................     517,435
                                                                    -----------
                                                                      6,581,366
                                                                    -----------
          Ireland--0.9%
  22,100  Allied Irish Banks PLC ADR (a)...........................   1,194,726
  12,300  Bank of Ireland ADR......................................     968,994
  29,000  CRH PLC ADR (a)..........................................   1,004,560
   5,800  Ryanair Holdings PLC ADR* (a)............................     367,082
                                                                    -----------
                                                                      3,535,362
                                                                    -----------
          Italy--3.8%
  39,120  Enel SpA ADR (a).........................................   1,785,046
  45,492  Eni SpA ADR (a)..........................................   2,707,229
  48,300  Fiat SpA ADR* (a)........................................     767,970
  24,200  Italcementi SpA ADR......................................     612,190
  29,000  Luxottica Group SpA ADR..................................     853,470
  36,200  Mediaset SpA ADR.........................................   1,165,901
 116,850  Sanpaolo IMI SpA ADR (a).................................   4,935,744
  92,329  Telecom Italia SpA ADR...................................   2,417,103
                                                                    -----------
                                                                     15,244,653
                                                                    -----------
          Japan--23.6%
  23,400  Advantest Corp. ADR......................................     584,298
  54,000  Aeon Co., Ltd. ADR (a)...................................   1,324,102
  56,000  Aiful Corp. ADR..........................................     541,906
   9,400  Ajinomoto Co., Inc. ADR..................................   1,012,731
 130,000  All Nippon Airways Co., Ltd. ADR.........................   1,052,636
  30,500  Alps Electric Co., Ltd. ADR..............................     637,563
  18,750  Amada Co., Ltd. ADR......................................     753,399
  11,700  Asahi Glass Co., Ltd. ADR................................   1,443,857
  16,800  Asahi Kasei Corp. ADR....................................   1,075,746
  18,500  Bridgestone Corp. ADR....................................     747,428
  43,500  Canon, Inc. ADR..........................................   2,274,615
  36,000  Dai Nippon Printing Co., Ltd. ADR........................   1,111,727
   3,900  Daiwa House Industry Co., Ltd. ADR.......................     675,518
  12,000  Daiwa Securities Group, Inc. ADR.........................   1,400,585
   6,750  Denso Corp. ADR..........................................     949,053
  39,000  Eisai Co., Ltd. ADR (a)..................................   1,886,165
  29,000  Fuji Photo Film Co., Ltd. ADR (a)........................   1,057,340
  26,000  Fujitsu Ltd. ADR.........................................   1,072,461
  18,300  Hitachi Ltd. ADR.........................................   1,066,341
  59,700  Honda Motor Co., Ltd. ADR................................   2,007,711
  14,500  Itochu Corp. ADR (a).....................................   1,123,745
 114,800  Japan Airlines System Corp. ADR (a)......................   1,123,054
  18,000  Kajima Corp. ADR.........................................     823,275

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                            ----------
   4,300  Kao Corp. ADR (a)......................................... $1,147,249
  84,000  Kirin Brewery Co., Ltd. ADR...............................  1,121,988
  49,600  Kobe Steel Ltd. ADR.......................................    779,300
  18,500  Komatsu Ltd. ADR (a)......................................  1,278,618
  20,800  Kubota Corp. ADR..........................................    850,512
  10,200  Kyocera Corp. ADR (a).....................................    872,508
  22,500  Marui Co., Ltd. ADR (a)...................................    659,003
  51,000  Matsui Securities Co., Ltd. ADR...........................    850,971
  82,000  Matsushita Electric Industrial Co., Ltd. ADR (a)..........  1,732,660
   7,600  Matsushita Electric Works Ltd. ADR (a)....................    803,354
  13,800  Meiji Seika Kaisha Ltd. ADR...............................    701,309
  15,400  Millea Holdings, Inc. ADR.................................  1,399,860
  29,000  Mitsubishi Corp. ADR......................................  1,090,586
  19,900  Mitsubishi Electric Corp. ADR.............................  1,677,085
   6,400  Mitsubishi Estate Co., Ltd. ADR (a).......................  1,398,552
 312,000  Mitsubishi UFJ Financial Group, Inc. ADR..................  3,996,720
  10,900  Mitsui Sumitomo Insurance Co., Ltd. ADR...................  1,363,597
 209,000  NEC Corp. ADR (a).........................................  1,139,050
  44,000  Nidec Corp. ADR (a).......................................    835,560
  86,500  Nikko Cordial Corp. ADR*..................................  1,003,729
  48,800  Nintendo Co., Ltd. ADR (a)................................  1,257,561
  11,800  Nippon Shokubai Co., Ltd. ADR.............................    714,607
  53,600  Nippon Telegraph and Telephone Corp. ADR..................  1,314,808
 139,000  Nippon Yusen KK ADR (a)...................................  1,692,979
  45,500  Nissan Motor Co., Ltd. ADR (a)............................  1,021,930
   2,000  Nitto Denko Corp. ADR.....................................  1,185,787
  84,000  Nomura Holdings, Inc. ADR.................................  1,476,720
   9,400  NSK Ltd. ADR..............................................    793,783
  92,300  NTT DoCoMo, Inc. ADR......................................  1,422,343
  17,900  Oji Paper Co., Ltd. ADR...................................    980,926
  88,000  Olympus Corp. ADR (a).....................................  2,593,826
  11,000  Ricoh Co., Ltd. ADR.......................................  1,107,150
  14,000  Secom Co., Ltd. ADR (a)...................................  1,387,371
  76,000  Sega Sammy Holdings, Inc. ADR (a).........................    611,526
  48,000  Sharp Corp. ADR (a).......................................    823,277
  57,000  Shiseido Co., Ltd. ADR....................................  1,139,373
  39,400  Sony Corp. ADR............................................  1,590,184
   8,300  Sumitomo Electric Industries Ltd. ADR.....................  1,124,101
  20,900  Sumitomo Metal Industries Ltd. ADR........................    801,906
 231,000  Sumitomo Mitsui Financial Group, Inc. ADR.................  2,426,124
   5,200  Suruga Bank Ltd. ADR......................................    650,083
  19,000  Taiheiyo Cement Corp. ADR.................................    703,257
  24,400  Taisei Corp. ADR..........................................    876,263
  11,000  TDK Corp. ADR (a).........................................    881,650
  19,800  Teijin Ltd. ADR...........................................  1,066,598
  12,100  The Bank of Fukuoka Ltd. ADR (a)..........................    888,553
  17,600  The Bank of Yokohama Ltd. ADR (a).........................  1,386,356
  11,400  The Shizuoka Bank Ltd. ADR (a)............................  1,239,792
 133,000  The Sumitomo Trust and Banking Co., Ltd. ADR..............  1,392,350
  10,400  Tokyu Land Corp. ADR......................................    986,575
  13,400  Toppan Printing Co., Ltd. ADR.............................    743,404

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
   9,400  Toray Industries, Inc. ADR............................... $   707,797
   5,200  Toyo Suisan Kaisi Ltd. ADR...............................     750,062
  50,150  Toyota Motor Corp. ADR...................................   5,461,335
  22,000  Trend Micro, Inc. ADR* (a)...............................     640,420
   7,800  Yamazaki Baking Co., Ltd. ADR............................     756,448
                                                                    -----------
                                                                     95,044,692
                                                                    -----------
          Netherlands--5.9%
  71,400  ABN AMRO Holding NV ADR (a)..............................   2,086,308
  72,200  Aegon NV ADR.............................................   1,355,194
  10,000  Akzo Nobel NV ADR........................................     614,900
  32,650  Heineken NV ADR*.........................................     745,919
  68,800  ING Groep NV ADR.........................................   3,025,823
  25,800  James Hardie Industries NV ADR (a).......................     718,272
  79,500  Koninklijke (Royal) KPN NV ADR (a).......................   1,014,420
  41,500  Koninklijke (Royal) Philips Electronics NV ADR (a).......   1,452,915
  34,400  Koninklijke DSM NV ADR (a)...............................     376,824
  31,024  Mittal Steel Co. NV ADR..................................   1,077,774
  69,427  Royal Dutch Shell PLC ADR, Class A.......................   4,589,124
  48,338  Royal Dutch Shell PLC ADR, Class B.......................   3,305,352
  23,500  TNT NV ADR...............................................     893,470
  68,100  Unilever NV ADR (a)......................................   1,671,174
  34,800  Wolters Kluwer NV ADR....................................     906,787
                                                                    -----------
                                                                     23,834,256
                                                                    -----------
          New Zealand--0.2%
  31,425  Telecom Corp. of New Zealand Ltd. ADR (a)................     704,863
                                                                    -----------
          Norway--0.8%
   7,490  DNB Nor Bank ASA ADR.....................................     918,060
  35,500  Norsk Hydro ASA ADR (a)..................................     799,105
  13,600  Orkla ASA ADR............................................     647,803
  33,100  Statoil ASA ADR..........................................     788,442
                                                                    -----------
                                                                      3,153,410
                                                                    -----------
          Portugal--0.3%
  30,170  Electricidade de Portugal SA ADR.........................   1,302,439
                                                                    -----------
          Singapore--0.8%
 137,500  CapitaLand Ltd. ADR......................................     875,408
  16,500  DBS Group Holdings Ltd. ADR..............................     798,790
  22,000  Keppel Corp., Ltd. ADR...................................     410,489
  53,750  Neptune Orient Lines Ltd. ADR............................     275,119
  22,135  Singapore Telecommunications Ltd. ADR (b)................     340,452
  33,500  United Overseas Bank Ltd. ADR (a)........................     688,415
                                                                    -----------
                                                                      3,388,673
                                                                    -----------

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
          Spain--4.0%
 135,200  Banco Bilbao Vizcaya Argentaria SA ADR................... $ 3,127,176
 224,400  Banco Santander Central Hispano SA ADR...................   3,543,276
 317,500  Corporacion Mapfre SA ADR................................   1,325,626
  74,600  Endesa SA ADR (a)........................................   3,177,960
  28,000  NH Hoteles SA ADR........................................   1,187,505
  31,800  Repsol YPF SA ADR........................................     948,594
  56,075  Telefonica SA ADR........................................   2,905,246
                                                                    -----------
                                                                     16,215,383
                                                                    -----------
          Sweden--2.4%
  74,400  AB SKF ADR...............................................   1,088,807
  55,200  Atlas Copco AB ADR.......................................   1,449,944
  26,700  Electrolux AB ADR........................................     867,101
  26,750  Husqvarna AB ADR* (a)....................................     629,644
 100,000  Sandvik AB ADR...........................................   1,146,200
  20,300  Svenska Cellulosa AB (SCA) ADR...........................     930,716
  60,160  Telefonaktiebolaget LM Ericsson ADR......................   2,072,512
  26,300  Volvo AB ADR.............................................   1,570,110
                                                                    -----------
                                                                      9,755,034
                                                                    -----------
          Switzerland--7.0%
  73,940  ABB Ltd. ADR (a).........................................     974,529
  55,600  Adecco SA ADR (a)........................................     841,228
  45,910  Credit Suisse Group ADR (a)..............................   2,660,485
  31,500  Logitech International SA ADR* (a).......................     685,440
  58,088  Nestle SA ADR............................................   5,049,317
  81,660  Novartis AG ADR (a)......................................   4,772,210
  49,040  Roche Holding Ltd. ADR...................................   4,227,621
  42,000  Serono SA ADR (a)........................................     902,580
  16,534  Swiss Reinsurance Co. ADR................................   1,261,855
  32,400  Syngenta AG ADR (a)......................................     977,832
  74,380  UBS AG (a)...............................................   4,411,477
  66,800  Zurich Financial Services AG ADR.........................   1,636,774
                                                                    -----------
                                                                     28,401,348
                                                                    -----------
          United Kingdom--22.1%
  56,500  Alliance Boots PLC.......................................     817,922
  82,900  Amvescap PLC ADR.........................................   1,817,168
 112,600  Anglo American PLC ADR (a)...............................   2,375,860
  56,769  AstraZeneca PLC ADR......................................   3,548,063
  68,200  BAA PLC ADR (a)..........................................   1,149,170
  40,325  BAE Systems PLC ADR (a)..................................   1,190,882
  73,250  Barclays PLC ADR.........................................   3,718,903

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                           US$ VALUE
---------                                                          ------------
  22,480  BG Group PLC ADR........................................ $  1,370,606
  48,350  BHP Billiton PLC ADR (a)................................    1,677,745
 116,296  BP PLC ADR (a)..........................................    7,626,691
  16,490  British Airways PLC ADR (a).............................    1,319,530
  31,700  British American Tobacco PLC ADR........................    1,734,307
  27,050  British Sky Broadcasting Group PLC ADR..................    1,110,944
  35,010  BT Group PLC ADR........................................    1,770,456
  26,904  Cadbury Schweppes PLC ADR (a)...........................    1,150,684
  21,338  Centrica PLC ADR........................................    1,296,382
 239,100  Compass Group PLC ADR...................................    1,198,058
  53,420  Corus Group PLC ADR.....................................      775,658
  29,795  Diageo PLC ADR..........................................    2,116,637
  40,050  Friends Provident PLC ADR...............................    1,447,591
 105,051  GlaxoSmithKline PLC ADR.................................    5,591,864
  64,070  Gus PLC ADR.............................................    1,156,098
  54,800  HBOS PLC ADR (a)........................................    3,245,930
  83,880  HSBC Holdings PLC ADR (a)...............................    7,677,535
  22,425  Imperial Chemical Industries PLC ADR (a)................      671,180
  16,700  Imperial Tobacco Group PLC ADR..........................    1,119,401
  16,940  International Power PLC ADR (a).........................    1,005,389
 174,110  Invensys PLC ADR........................................      675,651
  13,350  Johnson Matthey PLC ADR (a).............................      687,761
 111,626  Kingfisher PLC ADR......................................    1,022,740
  90,811  Ladbrokes PLC ADR (a)...................................      659,860
 111,900  Legal & General Group PLC ADR...........................    1,489,288
  58,475  Lloyds TSB Group PLC ADR (a)............................    2,368,238
  15,250  Marks & Spencer Group PLC ADR...........................    1,098,137
  24,768  National Grid PLC ADR (a)...............................    1,552,706
  64,850  Prudential Corp. PLC ADR (a)............................    1,618,656
  29,250  Reed Elsevier PLC ADR (a)...............................    1,302,502
  54,500  Rentokil Initial PLC ADR................................      745,702
  20,220  Rolls-Royce Group PLC ADR (a)...........................      855,484
 118,980  Royal & Sun Alliance Insurance Group PLC ADR............    1,662,151
  50,200  SABMiller PLC ADR (a)...................................      935,828
  45,400  Scottish & Southern Energy PLC ADR......................    1,117,721
  20,555  Scottish Power PLC ADR..................................      998,151
  19,020  Smith & Nephew PLC ADR..................................      871,687
 104,968  Tesco PLC ADR...........................................    2,117,593
  61,020  Unilever PLC ADR........................................    1,513,906
  30,050  United Utilities PLC ADR................................      795,724
 195,933  Vodafone Group PLC ADR (a)..............................    4,479,027
  42,100  Wolseley PLC ADR........................................      895,888
                                                                   ------------
                                                                     89,145,055
                                                                   ------------
          Total Common Stocks
          (Cost $302,805,320).....................................  401,960,206
                                                                   ------------

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

  NUMBER
 OF SHARES                                                         US$ VALUE
 ---------                                                       -------------
            MONEY MARKET FUND--0.2%
    658,027 BNY Hamilton Money Fund (Institutional Shares),
              5.24% (c)
            (Cost $658,027)..................................... $     658,027
                                                                 -------------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
              LOANED--29.3%
            MONEY MARKET FUND--29.3%
118,066,919 BNY Institutional Cash Reserve Fund, 5.34% (d)
            (Cost $118,066,919) (e).............................   118,066,919
                                                                 -------------
            Total Investments
            (Cost $421,530,266) (f)--129.2%.....................   520,685,152
            Liabilities in excess of other assets--(29.2%)......  (117,622,294)
                                                                 -------------
            Net Assets--100.0%                                   $ 403,062,858
                                                                 =============

ADR American Depositary Receipt.

*   Non-income producing security.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Received 23,300 shares of ESCROWED shares with a market value and cost of $0.

(c) Represents annualized 7 day yield at September 30, 2006.

(d) Interest rate shown reflects the yield as of September 30, 2006.

(e) At September 30, 2006, the total market value of the Fund's securities on loan was $114,341,852 and the total value of the collateral held by the Fund was $118,066,919.

(f) The cost stated also approximates the aggregate cost for Federal income tax purposes.

    At September 30, 2006, net unrealized appreciation was $99,154,886 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $104,676,508 and aggregate gross unrealized depreciation of $5,521,622.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

Industry Diversification

September 30, 2006 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                          US$ VALUE  NET ASSETS
                                                         ----------- ----------
Advertising............................................. $   755,978     0.2%
Aerospace/Defense.......................................   2,046,366     0.5
Agriculture.............................................   2,853,708     0.7
Airlines................................................   5,298,713     1.3
Apparel.................................................     510,660     0.1
Auto Manufacturers......................................  13,245,286     3.3
Auto Parts & Equipment..................................   2,276,717     0.6
Banks...................................................  75,490,716    18.7
Beverages...............................................   7,495,557     1.9
Building Materials......................................   6,304,415     1.6
Chemicals...............................................  11,338,392     2.8
Commercial Services.....................................   4,829,432     1.2
Computers...............................................   2,639,551     0.6
Cosmetics/Personal Care.................................   3,737,601     0.9
Distribution/Wholesale..................................   3,110,219     0.8
Diversified Financial Services..........................  13,312,070     3.3
Electric................................................  17,365,901     4.3
Electrical Components & Equipment.......................   4,690,804     1.2
Electronics.............................................   4,686,334     1.2
Engineering & Construction..............................   3,823,237     0.9
Entertainment...........................................   1,865,909     0.5
Food....................................................  18,996,147     4.7
Food Service............................................   2,998,882     0.7
Forest Products & Paper.................................   2,808,735     0.7
Gas.....................................................   1,296,382     0.3
Hand/Machine Tools......................................   1,981,760     0.5
Healthcare-Products.....................................   1,725,157     0.4
Healthcare-Services.....................................     790,926     0.2
Holding Companies-Diversified...........................   2,986,235     0.7
Home Builders...........................................     675,518     0.2
Home Furnishings........................................   4,804,410     1.2
Household Products/Wares................................     629,644     0.2
Insurance...............................................  23,185,712     5.8
Internet................................................   1,491,391     0.4
Iron/Steel..............................................   3,434,638     0.9
Leisure Time............................................   1,353,681     0.3
Lodging.................................................   1,187,505     0.3
Machinery-Construction & Mining.........................   2,728,562     0.7
Machinery-Diversified...................................   4,174,709     1.0
Media...................................................   5,969,417     1.5
Metal Fabricate/Hardware................................   1,882,590     0.5
Mining..................................................   8,159,277     2.0
Miscellaneous Manufacturing.............................   7,387,686     1.8
Office/Business Equipment...............................   3,381,765     0.8
Oil & Gas...............................................  28,425,549     7.0
Oil & Gas Services......................................     752,004     0.2
Packaging & Containers..................................     684,822     0.2
Pharmaceuticals.........................................  26,214,977     6.5
Real Estate.............................................   7,079,960     1.8
Retail..................................................   6,078,002     1.5
Software................................................   3,765,110     0.9

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

Industry Diversification (Continued)

September 30, 2006 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                         US$ VALUE   NET ASSETS
                                                        ------------ ----------
Telecommunications..................................... $ 26,286,621     6.5%
Textiles...............................................    1,774,395     0.4
Toys/Games/Hobbies.....................................    1,257,561     0.3
Transportation.........................................    4,420,086     1.1
Water..................................................    3,512,824     0.9
Money Market Fund......................................      658,027     0.2
                                                        ------------   -----
Total value of investments.............................  402,618,233    99.9
Other assets less liabilities..........................      444,625     0.1
                                                        ------------   -----
Net Assets............................................. $403,062,858   100.0%
                                                        ------------   -----

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--98.2%
          Aerospace/Defense--1.1%
  68,000  United Technologies Corp................................. $ 4,307,800
                                                                    -----------
          Banks--5.0%
 205,108  Bank of America Corp.....................................  10,987,636
  70,000  Wachovia Corp. (a).......................................   3,906,000
 140,000  Wells Fargo & Co.........................................   5,065,200
                                                                    -----------
                                                                     19,958,836
                                                                    -----------
          Beverages--1.8%
 110,000  PepsiCo, Inc.............................................   7,178,600
                                                                    -----------
          Biotechnology--2.2%
  56,000  Amgen, Inc.* (a).........................................   4,005,680
 111,000  Celgene Corp.*...........................................   4,806,300
                                                                    -----------
                                                                      8,811,980
                                                                    -----------
          Chemicals--1.9%
  80,000  Air Products and Chemicals, Inc..........................   5,309,600
  50,000  duPont (E.I.) de Nemours & Co. (a).......................   2,142,000
                                                                    -----------
                                                                      7,451,600
                                                                    -----------
          Commercial Services--1.6%
 200,000  Accenture Ltd. (Bermuda).................................   6,342,000
                                                                    -----------
          Computers--5.1%
 101,000  Apple Computer, Inc.*....................................   7,780,030
  57,000  Cognizant Technology Solutions Corp.*....................   4,221,420
 350,000  EMC Corp.*...............................................   4,193,000
 180,000  Seagate Technology (Cayman Islands)......................   4,156,200
                                                                    -----------
                                                                     20,350,650
                                                                    -----------
          Cosmetics/Personal Care--3.5%
 168,000  Avon Products, Inc.......................................   5,150,880
  70,000  Colgate-Palmolive Co.....................................   4,347,000
  74,375  Procter & Gamble Co......................................   4,609,763
                                                                    -----------
                                                                     14,107,643
                                                                    -----------
          Diversified Financial Services--9.5%
  61,500  Capital One Financial Corp. (a)..........................   4,837,590
 190,000  Citigroup, Inc...........................................   9,437,299
 172,000  J.P. Morgan Chase & Co...................................   8,077,120

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
  82,000  Merrill Lynch & Co., Inc................................. $ 6,414,040
  90,000  Morgan Stanley...........................................   6,561,900
 150,000  The Charles Schwab Corp..................................   2,685,000
                                                                    -----------
                                                                     38,012,949
                                                                    -----------
          Electric--2.6%
  50,000  Dominion Resources, Inc. (a).............................   3,824,500
 135,000  Duke Energy Corp.........................................   4,077,000
 200,000  Reliant Energy, Inc.* (a)................................   2,462,000
                                                                    -----------
                                                                     10,363,500
                                                                    -----------
          Electrical Components & Equipment--1.0%
  47,000  Emerson Electric Co......................................   3,941,420
                                                                    -----------
          Food--1.7%
 217,000  Safeway, Inc.............................................   6,585,950
                                                                    -----------
          Healthcare-Products--2.9%
  96,500  Johnson & Johnson........................................   6,266,710
  80,000  Zimmer Holdings, Inc.* (a)...............................   5,400,000
                                                                    -----------
                                                                     11,666,710
                                                                    -----------
          Healthcare-Services--0.9%
  45,000  WellPoint, Inc.*.........................................   3,467,250
                                                                    -----------
          Insurance--5.8%
  65,000  American International Group, Inc........................   4,306,900
  70,328  Hartford Financial Services Group, Inc...................   6,100,954
  40,000  Prudential Financial, Inc................................   3,050,000
  80,000  The Allstate Corp........................................   5,018,400
 100,000  The St. Paul Travelers Cos., Inc.........................   4,689,000
                                                                    -----------
                                                                     23,165,254
                                                                    -----------
          Internet--1.3%
 100,000  Akamai Technologies, Inc.* (a)...........................   4,999,000
                                                                    -----------
          Leisure Time--1.3%
 106,000  Carnival Corp. (a).......................................   4,985,180
                                                                    -----------
          Machinery-Diversified--0.5%
  25,000  Deere & Co...............................................   2,097,750
                                                                    -----------

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Media--2.9%
 135,000  Comcast Corp., Class A* (a).............................. $ 4,969,350
  90,000  EW Scripps Co............................................   4,313,700
 183,000  XM Satellite Radio Holdings, Inc.* (a)...................   2,358,870
                                                                    -----------
                                                                     11,641,920
                                                                    -----------
          Miscellaneous Manufacturing--8.9%
  67,000  3M Co. (a)...............................................   4,986,140
  59,000  Danaher Corp.............................................   4,051,530
 332,000  General Electric Co. (a).................................  11,719,600
 140,000  Honeywell International, Inc.............................   5,726,000
 100,000  Illinois Tool Works, Inc.................................   4,490,000
  50,000  Textron, Inc.............................................   4,375,000
                                                                    -----------
                                                                     35,348,270
                                                                    -----------
          Oil & Gas--5.3%
  45,000  BP PLC ADR (Great Britain) (a)...........................   2,951,100
  75,000  Chevron Corp.............................................   4,864,500
  80,000  ConocoPhillips...........................................   4,762,400
 130,000  Exxon Mobil Corp.........................................   8,723,000
                                                                    -----------
                                                                     21,301,000
                                                                    -----------
          Oil & Gas Services--3.2%
  28,400  Complete Production Services, Inc.* (a)..................     560,616
 100,000  Grant Prideco, Inc.*.....................................   3,803,000
 136,000  Halliburton Co. (a)......................................   3,869,200
  70,000  Schlumberger Ltd.........................................   4,342,100
                                                                    -----------
                                                                     12,574,916
                                                                    -----------
          Pharmaceuticals--7.3%
  80,000  Abbott Laboratories......................................   3,884,800
 108,000  Caremark Rx, Inc.........................................   6,120,360
  53,650  Novartis AG ADR (Switzerland) (a)........................   3,135,306
 244,000  Pfizer, Inc..............................................   6,919,840
 101,500  Teva Pharmaceutical Industries Ltd. ADR (Israel).........   3,460,135
 110,000  Wyeth....................................................   5,592,400
                                                                    -----------
                                                                     29,112,841
                                                                    -----------
          Pipelines--0.8%
 130,000  The Williams Cos., Inc...................................   3,103,100
                                                                    -----------

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                          ------------
          REITS--2.4%
  147,780 Digital Realty Trust, Inc. (a).......................... $  4,628,470
  105,000 General Growth Properties, Inc..........................    5,003,250
                                                                   ------------
                                                                      9,631,720
                                                                   ------------
          Retail--5.1%
   60,000 Chico's FAS, Inc.* (a)..................................    1,291,800
  135,000 Family Dollar Stores, Inc...............................    3,947,400
  200,000 PETsMART, Inc. (a)......................................    5,550,000
  189,000 Staples, Inc............................................    4,598,370
  100,000 Wal-Mart Stores, Inc....................................    4,932,000
                                                                   ------------
                                                                     20,319,570
                                                                   ------------
          Semiconductors--2.2%
  253,000 Applied Materials, Inc. (a).............................    4,485,690
  124,500 Texas Instruments, Inc..................................    4,139,625
                                                                   ------------
                                                                      8,625,315
                                                                   ------------
          Software--5.1%
  153,000 Adobe Systems, Inc.* (a)................................    5,729,850
   95,000 Electronic Arts, Inc.* (a)..............................    5,289,600
  337,500 Microsoft Corp..........................................    9,223,875
                                                                   ------------
                                                                     20,243,325
                                                                   ------------
          Telecommunications--4.5%
  146,000 Cisco Systems, Inc.*....................................    3,358,000
  263,000 Corning, Inc.*..........................................    6,419,830
  220,000 Nokia Corp. ADR (Finland)...............................    4,331,800
  105,000 Verizon Communications, Inc.............................    3,898,650
                                                                   ------------
                                                                     18,008,280
                                                                   ------------
          Transportation--0.8%
   45,000 United Parcel Service, Inc., Class B (a)................    3,237,300
                                                                   ------------
          Total Common Stocks
          (Costs $318,612,379)....................................  390,941,629
                                                                   ------------
          MONEY MARKET FUND--1.2%
4,862,709 BNY Hamilton Money Fund (Institutional Shares), 5.24%
            (b)
          (Costs $4,862,709)......................................    4,862,709
                                                                   ------------

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--17.5%
           MONEY MARKET FUND--17.5%
69,658,602 BNY Institutional Cash Reserve Fund, 5.34% (c)
           (Costs $69,658,602) (d)........................        $ 69,658,602
                                                                  ------------
           Total Investments Before Outstanding Written
             Options
           (Cost $393,133,690) (e)- 116.9%................         465,462,940
                                                                  ------------

NUMBER OF                                                  STRIKE
CONTRACTS                                                  PRICE
---------                                                  ------
           OUTSTANDING WRITTEN OPTIONS--0.0%
       250 Akamai Technologies, Inc, expiration November
             18, 2006 (Premiums received $70,435)......... $55.00      (63,750)
                                                                  ------------
           Total Investments Net of Outstanding Written
             Options
           (Cost $393,063,255) --116.9%...................         465,399,190
           Liabilities in excess of other assets--(16.9%).         (67,192,658)
                                                                  ------------
           Net Assets--100.0%                                     $398,206,532
                                                                  ============

*   Non-income producing security.

ADR American Depositary Receipt.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $67,226,797 and the total value of the collateral held by the Fund was $69,658,602.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006 net unrealized appreciation was $72,329,250 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $78,150,883 and aggregate gross unrealized depreciation of $5,821,633.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--99.4%
          Aerospace/Defense--2.1%
  56,500  United Technologies Corp................................. $ 3,579,275
                                                                    -----------
          Agriculture--1.2%
  27,600  Altria Group, Inc........................................   2,112,780
                                                                    -----------
          Banks--1.9%
  89,000  Wells Fargo & Co.........................................   3,220,020
                                                                    -----------
          Beverages--2.4%
  62,000  PepsiCo, Inc.............................................   4,046,120
                                                                    -----------
          Biotechnology--3.4%
  27,000  Amgen, Inc.*.............................................   1,931,310
  52,400  Celgene Corp.*...........................................   2,268,920
  47,500  Vertex Pharmaceuticals, Inc.* (a)........................   1,598,375
                                                                    -----------
                                                                      5,798,605
                                                                    -----------
          Chemicals--3.1%
  63,500  Monsanto Co..............................................   2,985,135
  40,000  Praxair, Inc.............................................   2,366,400
                                                                    -----------
                                                                      5,351,535
                                                                    -----------
          Commercial Services--2.7%
  88,500  Accenture Ltd. (Bermuda).................................   2,806,335
  40,500  Weight Watchers International, Inc.......................   1,795,770
                                                                    -----------
                                                                      4,602,105
                                                                    -----------
          Computers--4.4%
  51,650  Apple Computer, Inc.*....................................   3,978,600
 150,000  EMC Corp.*...............................................   1,797,000
  48,000  Hewlett-Packard Co.......................................   1,761,120
                                                                    -----------
                                                                      7,536,720
                                                                    -----------
          Cosmetics/Personal Care--7.2%
 121,500  Avon Products, Inc.......................................   3,725,190
  71,500  Colgate-Palmolive Co.....................................   4,440,150
  68,000  Procter & Gamble Co......................................   4,214,640
                                                                    -----------
                                                                     12,379,980
                                                                    -----------
          Diversified Financial Services--5.5%
  50,050  Ameriprise Financial, Inc................................   2,347,345
  22,400  Capital One Financial Corp. (a)..........................   1,761,984
  16,500  Goldman Sachs Group, Inc.................................   2,791,305
 142,500  The Charles Schwab Corp.................................. $ 2,550,750
                                                                    -----------
                                                                      9,451,384
                                                                    -----------

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Electrical Components & Equipment--1.4%
  28,400  Emerson Electric Co...................................... $ 2,381,624
                                                                    -----------
          Food--1.1%
  77,000  Hain Celestial Group, Inc.* (a)..........................   1,968,120
                                                                    -----------
          Healthcare-Products--4.3%
  76,950  Johnson & Johnson........................................   4,997,133
  34,820  Zimmer Holdings, Inc.* (a)...............................   2,350,350
                                                                    -----------
                                                                      7,347,483
                                                                    -----------
          Healthcare-Services--2.8%
  63,000  Psychiatric Solutions, Inc.* (a).........................   2,147,670
  52,400  UnitedHealth Group, Inc..................................   2,578,080
                                                                    -----------
                                                                      4,725,750
                                                                    -----------
          Insurance--2.5%
  63,819  American International Group, Inc........................   4,228,647
                                                                    -----------
          Internet--3.9%
  57,000  Akamai Technologies, Inc.* (a)...........................   2,849,430
   5,300  Google, Inc., Class A*...................................   2,130,070
  67,300  Yahoo!, Inc.* (a)........................................   1,701,344
                                                                    -----------
                                                                      6,680,844
                                                                    -----------
          Media--0.9%
 112,500  XM Satellite Radio Holdings, Inc.* (a)...................   1,450,125
                                                                    -----------
          Miscellaneous Manufacturing--10.2%
  25,500  3M Co....................................................   1,897,710
 220,200  General Electric Co......................................   7,773,060
  45,100  Honeywell International, Inc.............................   1,844,590
  36,900  Illinois Tool Works, Inc.................................   1,656,810
  52,500  Ingersoll-Rand Co., Ltd., Class A (Bermuda)..............   1,993,950
  27,300  Textron, Inc.............................................   2,388,750
                                                                    -----------
                                                                     17,554,870
                                                                    -----------
          Oil & Gas--0.7%
  19,500  ConocoPhillips...........................................   1,160,835

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Oil & Gas Services--3.4%
  75,100  Halliburton Co. (a)...................................... $ 2,136,595
  28,300  National Oilwell Varco, Inc.* (a)........................   1,656,965
  47,150  Weatherford International Ltd.*..........................   1,967,098
                                                                    -----------
                                                                      5,760,658
                                                                    -----------
          Pharmaceuticals--7.5%
  51,000  Abbott Laboratories......................................   2,476,560
  47,400  Caremark Rx, Inc.........................................   2,686,158
  28,000  Gilead Sciences, Inc.* (a)...............................   1,923,600
  25,750  Sepracor, Inc.* (a)......................................   1,247,330
  60,000  Teva Pharmaceutical Industries Ltd. ADR (Israel).........   2,045,400
  50,200  Wyeth....................................................   2,552,168
                                                                    -----------
                                                                     12,931,216
                                                                    -----------
          Retail--6.9%
  26,000  Chico's FAS, Inc.* (a)...................................     559,780
  59,500  Home Depot, Inc..........................................   2,158,065
  90,750  PETsMART, Inc. (a).......................................   2,518,313
  77,300  Staples, Inc.............................................   1,880,709
  34,000  Target Corp. (a).........................................   1,878,500
  57,300  Wal-Mart Stores, Inc.....................................   2,826,036
                                                                    -----------
                                                                     11,821,403
                                                                    -----------
          Semiconductors--1.5%
 136,000  Marvell Technology Group Ltd. (Bermuda)* (a).............   2,634,320
                                                                    -----------
          Software--10.5%
  68,300  Adobe Systems, Inc.*.....................................   2,557,835
  68,100  Citrix Systems, Inc.*....................................   2,465,901
  53,900  Electronic Arts, Inc.* (a)...............................   3,001,152
  51,500  Infosys Tech Ltd. ADR (India)............................   2,458,095
 275,000  Microsoft Corp...........................................   7,515,749
                                                                    -----------
                                                                     17,998,732
                                                                    -----------
          Telecommunications--6.8%
 194,400  Cisco Systems, Inc.*.....................................   4,471,200
  95,600  Corning, Inc.*...........................................   2,333,596
  97,000  Nokia Corp. ADR (Finland)................................   1,909,930
  40,700  Qualcomm, Inc............................................   1,479,445
 135,500  Tellabs, Inc.*...........................................   1,485,080
                                                                    -----------
                                                                     11,679,251
                                                                    -----------

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           Transportation--1.1%
    27,300 United Parcel Service, Inc., Class B...........        $  1,963,962
                                                                  ------------
           Total Common Stocks
           (Cost $156,267,798)............................         170,366,364
                                                                  ------------
           MONEY MARKET FUND--0.7%
 1,199,544 BNY Hamilton Money Fund (Institutional
             Shares), 5.24% (b)
           (Cost $1,199,544)..............................           1,199,544
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--15.3%
           MONEY MARKET FUND--15.3%
26,212,753 BNY Institutional Cash Reserve Fund, 5.34% (c)
           (Cost $26,212,753) (d).........................          26,212,753
                                                                  ------------
           Total Investments Before Outstanding Written
             Options
           (Cost $183,680,095) (e) - 115.4%...............         197,778,661
                                                                  ------------

NUMBER OF                                                  STRIKE
CONTRACTS                                                  PRICE
---------                                                  ------
           OUTSTANDING WRITTEN OPTIONS--0.0%
       175 Akamai Technologies, Inc., expiration,
             November 11, 2006............................ $55.00      (44,625)
        50 National Oilwell Varco, Inc., expiration,
             November 11, 2006 (Premiums received $54,155)  75.00         (250)
                                                                  ------------
                                                                       (44,875)
                                                                  ------------
           Total Investments Net of Outstanding Written
             Options
           (Cost $183,625,940) --115.4%...................         197,733,786
           Liabilities in excess of other assets--(15.4%).         (26,334,850)
                                                                  ------------
           Net Assets--100.0%                                     $171,398,936
                                                                  ============

*   Non-incoming producing security.

ADR American Depositary Receipt.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $25,276,308 and the total value of the collateral held by the Fund was $26,212,753.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $14,098,566 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $21,547,206 and aggregate gross unrealized depreciation of $7,448,640.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--98.6%
          Aerospace/Defense--3.6%
 200,000  United Technologies Corp. (a)............................ $12,670,000
                                                                    -----------
          Banks--10.5%
 246,294  Bank of America Corp.....................................  13,193,969
 346,000  U.S. Bancorp.............................................  11,494,120
 226,000  Wachovia Corp. (a).......................................  12,610,800
                                                                    -----------
                                                                     37,298,889
                                                                    -----------
          Building Materials--1.1%
 105,000  Florida Rock Industries, Inc. (a)........................   4,064,550
                                                                    -----------
          Chemicals--4.4%
 176,000  duPont (E.I.) de Nemours & Co. (a).......................   7,539,840
 140,000  Praxair, Inc.............................................   8,282,400
                                                                    -----------
                                                                     15,822,240
                                                                    -----------
          Coal--0.4%
  42,000  CONSOL Energy, Inc. (a)..................................   1,332,660
                                                                    -----------
          Computers--1.4%
 122,000  NCR Corp.*...............................................   4,816,560
                                                                    -----------
          Cosmetics/Personal Care--3.8%
 220,000  Procter & Gamble Co......................................  13,635,600
                                                                    -----------
          Diversified Financial Services--8.0%
 240,000  Citigroup, Inc...........................................  11,920,800
  26,000  Goldman Sachs Group, Inc.................................   4,398,420
 139,900  J.P. Morgan Chase & Co...................................   6,569,704
  76,000  Morgan Stanley...........................................   5,541,160
                                                                    -----------
                                                                     28,430,084
                                                                    -----------
          Electric--5.2%
 670,000  TECO Energy, Inc. (a)....................................  10,485,500
 126,000  TXU Corp. (a)............................................   7,877,520
                                                                    -----------
                                                                     18,363,020
                                                                    -----------
          Electrical Components & Equipment--1.1%
  46,000  Emerson Electric Co......................................   3,857,560
                                                                    -----------
          Food--6.7%
 226,000  General Mills, Inc.......................................  12,791,600
 226,000  Kellogg Co. (a)..........................................  11,191,520
                                                                    -----------
                                                                     23,983,120
                                                                    -----------

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Healthcare-Products--3.7%
 200,000  Johnson & Johnson........................................ $12,988,000
                                                                    -----------
          Insurance--5.2%
 156,000  Genworth Financial, Inc..................................   5,461,560
 210,000  The Allstate Corp. (a)...................................  13,173,300
                                                                    -----------
                                                                     18,634,860
                                                                    -----------
          Machinery-Construction & Mining--1.2%
  66,000  Caterpillar, Inc.........................................   4,342,800
                                                                    -----------
          Miscellaneous Manufacturing--7.9%
 116,000  3M Co....................................................   8,632,720
 117,900  Eaton Corp...............................................   8,117,415
 320,000  General Electric Co......................................  11,296,000
                                                                    -----------
                                                                     28,046,135
                                                                    -----------
          Oil & Gas--8.8%
 100,000  Chevron Corp.............................................   6,486,000
 170,000  ConocoPhillips...........................................  10,120,100
  46,200  Marathon Oil Corp........................................   3,552,780
  46,000  Petroleo Brasilerio S.A.- Petrobras ADR (Brazil) (a).....   3,442,640
 146,000  Valero Energy Corp.......................................   7,514,620
                                                                    -----------
                                                                     31,116,140
                                                                    -----------
          Oil & Gas Services--2.8%
  40,000  Grant Prideco, Inc.*.....................................   1,521,200
 110,000  Schlumberger Ltd.........................................   6,823,300
  40,000  Weatherford International Ltd.*..........................   1,668,800
                                                                    -----------
                                                                     10,013,300
                                                                    -----------
          Pharmaceuticals--7.4%
 240,000  GlaxoSmithKline PLC ADR (Great Britain)..................  12,775,200
 476,000  Pfizer, Inc..............................................  13,499,360
                                                                    -----------
                                                                     26,274,560
                                                                    -----------
          Retail--5.1%
  65,000  Costco Wholesale Corp. (a)...............................   3,229,200
 140,000  Federated Department Stores, Inc.........................   6,049,400
 100,000  J. C. Penney Co., Inc....................................   6,839,000
  70,000  Limited Brands, Inc. (a).................................   1,854,300
                                                                    -----------
                                                                     17,971,900
                                                                    -----------

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           Semiconductors--2.2%
   240,000 Texas Instruments, Inc................................ $  7,980,000
                                                                  ------------
           Telecommunications--7.8%
   600,000 Lucent Technologies, Inc.* (a)........................    1,404,000
   460,000 Motorola, Inc.........................................   11,500,000
   400,000 Verizon Communications, Inc...........................   14,852,000
                                                                  ------------
                                                                    27,756,000
                                                                  ------------
           Transportation--0.3%
    38,000 GulfMark Offshore, Inc.*..............................    1,209,920
                                                                  ------------
           Total Common Stocks (Cost $305,064,684)...............  350,607,898
                                                                  ------------
           MONEY MARKET FUND--0.3%
 1,243,073 BNY Hamilton Money Fund (Institutional Shares), 5.24%
             (b) (Cost $1,243,073)...............................    1,243,073
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--8.3%
           MONEY MARKET FUND--8.3%
29,380,690 BNY Institutional Cash Reserve Fund, 5.34% (c)
             (Cost $29,380,690) (d)..............................   29,380,690
                                                                  ------------

           Total Investments (Cost $335,688,447) (e)--107.2%.....  381,231,661
           Liabilities in excess of other assets--(7.2%).........  (25,682,318)
                                                                  ------------
           Net Assets--100.0%.................................... $355,549,343
                                                                  ============

*   Non-income producing security.

ADR American Depositary Receipt.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $28,491,685 and the total value of the collateral held by the Fund was $29,380,690.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $45,543,214 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $48,599,977 and aggregate gross unrealized depreciation of 3,056,763.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--98.6%
          Banks--9.0%
  36,000  East West Bancorp, Inc.................................... $1,425,960
  12,000  M&T Bank Corp.............................................  1,439,520
  40,000  National City Corp. (a)...................................  1,464,000
  60,000  TCF Financial Corp........................................  1,577,400
                                                                     ----------
                                                                      5,906,880
                                                                     ----------
          Beverages--2.5%
  25,000  PepsiCo, Inc..............................................  1,631,500
                                                                     ----------
          Biotechnology--2.0%
  30,000  Charles River Laboratories International, Inc.* (a).......  1,302,300
                                                                     ----------
          Building Materials--2.8%
  38,000  Universal Forest Products, Inc. (a).......................  1,863,900
                                                                     ----------
          Commercial Services--3.8%
  62,000  DeVry, Inc.*..............................................  1,318,740
  45,000  NCO Group, Inc.*..........................................  1,179,900
                                                                     ----------
                                                                      2,498,640
                                                                     ----------
          Diversified Financial Services--5.2%
  20,000  Capital One Financial Corp. (a)...........................  1,573,200
  37,000  Citigroup, Inc............................................  1,837,790
                                                                     ----------
                                                                      3,410,990
                                                                     ----------
          Electric--5.7%
  22,000  Dominion Resources, Inc...................................  1,682,780
 100,124  The AES Corp.* (a)........................................  2,041,528
                                                                     ----------
                                                                      3,724,308
                                                                     ----------
          Electronics--2.6%
  68,000  Flextronics International Ltd. (Singapore)*...............    859,520
  29,000  Jabil Circuit, Inc........................................    828,530
                                                                     ----------
                                                                      1,688,050
                                                                     ----------
          Engineering & Construction--2.5%
  22,000  Jacobs Engineering Group, Inc.*...........................  1,644,060
                                                                     ----------
          Food--2.6%
  30,000  General Mills, Inc........................................  1,698,000
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Gas--2.5%
 40,000   KeySpan Corp.............................................. $1,645,600
                                                                     ----------
          Healthcare-Products--4.4%
 22,000   Johnson & Johnson.........................................  1,428,680
 30,000   Stryker Corp..............................................  1,487,700
                                                                     ----------
                                                                      2,916,380
                                                                     ----------
          Healthcare-Services--2.6%
 43,000   Aetna, Inc................................................  1,700,650
                                                                     ----------
          Home Builders--1.4%
 40,000   Standard Pacific Corp. (a)................................    940,000
                                                                     ----------
          Housewares--2.6%
 60,000   Newell Rubbermaid, Inc....................................  1,699,200
                                                                     ----------
          Leisure Time--2.4%
 25,000   Harley-Davidson, Inc......................................  1,568,750
                                                                     ----------
          Machinery-Construction & Mining--2.1%
 21,000   Caterpillar, Inc..........................................  1,381,800
                                                                     ----------
          Machinery-Diversified--2.2%
 58,000   Cognex Corp. (a)..........................................  1,465,080
                                                                     ----------
          Media--2.4%
 52,000   Walt Disney Co............................................  1,607,320
                                                                     ----------
          Metal Fabricate/Hardware--0.9%
  9,000   NS Group, Inc.*...........................................    580,950
                                                                     ----------
          Miscellaneous Manufacting--4.5%
 45,000   General Electric Co.......................................  1,588,500
 34,000   Honeywell International, Inc..............................  1,390,600
                                                                     ----------
                                                                      2,979,100
                                                                     ----------
          Oil & Gas--5.8%
 18,000   Exxon Mobil Corp. (a).....................................  1,207,800
 30,000   Noble Energy, Inc.........................................  1,367,700
 19,000   Royal Dutch Shell PLC ADR (Netherlands)...................  1,255,900
                                                                     ----------
                                                                      3,831,400
                                                                     ----------
          Pharmaceuticals--6.2%
 55,000   Bristol-Myers Squibb Co...................................  1,370,600
 30,000   Merck & Co., Inc..........................................  1,257,000
 50,000   Pfizer, Inc............................................... $1,418,000
                                                                     ----------
                                                                      4,045,600
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           Pipelines--5.1%
    13,000 Kinder Morgan, Inc. (a)............................... $  1,363,050
    24,000 Questar Corp. (a).....................................    1,962,480
                                                                  ------------
                                                                     3,325,530
                                                                  ------------
           Retail--4.5%
    52,000 Lowe's Cos., Inc......................................    1,459,120
    34,000 Walgreen Co...........................................    1,509,260
                                                                  ------------
                                                                     2,968,380
                                                                  ------------
           Semiconductors--5.5%
    30,000 Analog Devices, Inc...................................      881,700
    80,000 Applied Materials, Inc. (a)...........................    1,418,400
    38,600 Texas Instruments, Inc................................    1,283,450
                                                                  ------------
                                                                     3,583,550
                                                                  ------------
           Software--2.3%
    55,000 Microsoft Corp........................................    1,503,150
                                                                  ------------
           Telecommunications--2.5%
    51,382 AT&T, Inc. (a)........................................    1,672,998
                                                                  ------------
           Total Common Stocks
           (Cost $46,818,179)....................................   64,784,066
                                                                  ------------
           MONEY MARKET FUND--3.2%
 2,084,857 BNY Hamilton Money Fund (Institutional Shares), 5.24%
             (b)
           (Cost $2,084,857).....................................    2,084,857
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--18.9%
           MONEY MARKET FUND--18.9%
12,393,666 BNY Institutional Cash Reserve Fund, 5.34% (c)
           (Cost $12,393,666) (d)................................   12,393,666
                                                                  ------------
           Total Investments
           (Cost $61,296,702) (e)--120.7%........................   79,262,589
           Liabilities in excess of other assets--(20.7%)........  (13,564,884)
                                                                  ------------
           Net Assets--100.0%                                     $ 65,697,705
                                                                  ============

*   Non-income producing security.

ADR American Depositary Receipt.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30,2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $11,998,604 and the total value of the collateral held by the Fund was $12,393,666.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $17,965,887 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,170,223 and aggregate gross unrealized depreciation of $1,204,336.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--98.5%
          Advertising--0.2%
  1,850   Omnicom Group, Inc........................................ $  173,160
  4,650   The Interpublic Group of Cos., Inc.* (a)..................     46,035
                                                                     ----------
                                                                        219,195
                                                                     ----------
          Aerospace/Defense--2.1%
  4,290   General Dynamics Corp.....................................    307,464
  1,300   Goodrich Corp.............................................     52,676
  1,300   L-3 Communications Holdings, Inc..........................    101,829
  3,800   Lockheed Martin Corp......................................    327,028
  3,684   Northrop Grumman Corp.....................................    250,770
  4,800   Raytheon Co...............................................    230,448
  1,850   Rockwell Collins, Inc.....................................    101,454
  8,500   The Boeing Co.............................................    670,225
 10,800   United Technologies Corp..................................    684,180
                                                                     ----------
                                                                      2,726,074
                                                                     ----------
          Agriculture--1.7%
 22,300   Altria Group, Inc.........................................  1,707,065
  6,983   Archer-Daniels-Midland Co.................................    264,516
  1,827   Reynolds American, Inc. (a)...............................    113,219
  1,700   UST, Inc. (a).............................................     93,211
                                                                     ----------
                                                                      2,178,011
                                                                     ----------
          Airlines--0.1%
  8,375   Southwest Airlines Co.....................................    139,528
                                                                     ----------
          Apparel--0.4%
  3,900   Coach, Inc.*..............................................    134,160
  1,200   Jones Apparel Group, Inc..................................     38,928
  1,100   Liz Claiborne, Inc........................................     43,461
  2,050   NIKE, Inc., Class B (a)...................................    179,621
    950   V.F. Corp.................................................     69,303
                                                                     ----------
                                                                        465,473
                                                                     ----------
          Auto Manufacturers--0.4%
 19,997   Ford Motor Co. (a)........................................    161,776
  6,000   General Motors Corp.......................................    199,560
    650   Navistar International Corp.*.............................     16,783
  2,668   PACCAR, Inc. (a)..........................................    152,129
                                                                     ----------
                                                                        530,248
                                                                     ----------
          Auto Parts & Equipment--0.1%
  2,100   Johnson Controls, Inc.....................................    150,654
  1,850   The Goodyear Tire & Rubber Co.* (a)....................... $   26,825
                                                                     ----------
                                                                        177,479
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Banks--6.8%
  3,650   AmSouth Bancorp (a)....................................... $  105,996
 48,232   Bank of America Corp......................................  2,583,787
  5,700   BB&T Corp.................................................    249,546
  1,750   Comerica, Inc.............................................     99,610
  2,000   Commerce Bancorp, Inc.....................................     73,420
  1,400   Compass Bancshares, Inc. (a)..............................     79,772
  5,923   Fifth Third Bancorp.......................................    225,548
  1,300   First Horizon National Corp. (a)..........................     49,413
  2,505   Huntington Bancshares, Inc................................     59,945
  4,300   KeyCorp...................................................    160,992
    828   M&T Bank Corp.............................................     99,327
  2,700   Marshall & Ilsley Corp....................................    130,086
  4,400   Mellon Financial Corp.....................................    172,040
  6,450   National City Corp. (a)...................................    236,070
  4,950   North Fork Bancorp., Inc..................................    141,768
  2,000   Northern Trust Corp.......................................    116,860
  3,150   PNC Financial Services Group..............................    228,186
  4,832   Regions Financial Corp. (a)...............................    177,769
  3,550   State Street Corp.........................................    221,520
  3,900   SunTrust Banks, Inc.......................................    301,392
  3,450   Synovus Financial Corp....................................    101,327
  8,100   The Bank of New York Co., Inc.............................    285,606
 18,941   U.S. Bancorp..............................................    629,220
 17,426   Wachovia Corp.............................................    972,371
 35,900   Wells Fargo & Co..........................................  1,298,861
  1,150   Zions Bancorp.............................................     91,782
                                                                     ----------
                                                                      8,892,214
                                                                     ----------
          Beverages--2.1%
  8,200   Anheuser-Busch Cos., Inc..................................    389,582
    850   Brown-Forman Corp., Class B...............................     65,153
  2,900   Coca-Cola Enterprises, Inc................................     60,407
  2,250   Constellation Brands, Inc., Class A*......................     64,755
    500   Molson Coors Brewing Co. (a)..............................     34,450
 17,575   PepsiCo, Inc..............................................  1,146,944
 21,700   The Coca-Cola Co..........................................    969,556
  1,450   The Pepsi Bottling Group, Inc.............................     51,475
                                                                     ----------
                                                                      2,782,322
                                                                     ----------
          Biotechnology--1.0%
 12,490   Amgen, Inc.* (a)..........................................    893,410
  3,680   Biogen Idec, Inc.*........................................    164,422
  2,800   Genzyme Corp.*............................................    188,916
  2,535   MedImmune, Inc.* (a)......................................     74,047
    550   Millipore Corp.* (a)......................................     33,715
                                                                     ----------
                                                                      1,354,510
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Building Materials--0.1%
  1,850   American Standard Cos., Inc............................... $   77,645
  4,250   Masco Corp................................................    116,535
                                                                     ----------
                                                                        194,180
                                                                     ----------
          Chemicals--1.5%
  2,350   Air Products and Chemicals, Inc...........................    155,970
    700   Ashland, Inc..............................................     44,646
  9,800   duPont (E.I.) de Nemours & Co.............................    419,831
    900   Eastman Chemical Co.......................................     48,618
  1,900   Ecolab, Inc...............................................     81,358
  1,200   Hercules, Inc.*...........................................     18,924
    850   International Flavors & Fragrances, Inc...................     33,609
  5,784   Monsanto Co...............................................    271,906
  1,750   PPG Industries, Inc.......................................    117,390
  3,450   Praxair, Inc..............................................    204,102
  1,550   Rohm and Haas Co..........................................     73,393
    700   Sigma-Aldrich Corp........................................     52,969
 10,222   The Dow Chemical Co.......................................    398,453
  1,200   The Sherwin-Williams Co. (a)..............................     66,936
                                                                     ----------
                                                                      1,988,105
                                                                     ----------
          Coal--0.0%
  1,950   Consol Energy, Inc........................................     61,874
                                                                     ----------
          Commercial Services--0.7%
  1,500   Apollo Group, Inc., Class A* (a)..........................     73,860
  1,450   Convergys Corp.*..........................................     29,943
  1,350   Equifax, Inc..............................................     49,559
  3,400   H&R Block, Inc. (a).......................................     73,916
  3,200   McKesson Corp.............................................    168,703
  1,350   Monster Worldwide, Inc.*..................................     48,857
  2,550   Moody's Corp..............................................    166,718
  3,575   Paychex, Inc..............................................    131,739
  2,300   R. R. Donnelley & Sons Co.................................     75,808
  1,800   Robert Half International, Inc............................     61,146
                                                                     ----------
                                                                        880,249
                                                                     ----------
          Computers--3.7%
  1,250   Affiliated Computer Services, Inc.* (a)...................     64,825
  9,050   Apple Computer, Inc.*.....................................    697,122
  1,850   Computer Sciences Corp.*..................................     90,872
 24,200   Dell, Inc.*...............................................    552,728
  5,500   Electronic Data Systems Corp..............................    134,860

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
 24,450   EMC Corp.*............................................... $   292,911
 29,171   Hewlett-Packard Co.......................................   1,070,283
 16,250   International Business Machines Corp.....................   1,331,524
  1,050   Lexmark International, Inc.*.............................      60,543
  1,900   NCR Corp.*...............................................      75,012
  3,950   Network Appliance, Inc.*.................................     146,190
  2,100   SanDisk Corp.* (a).......................................     112,434
 37,350   Sun Microsystems, Inc.*..................................     185,630
  3,650   Unisys Corp.*............................................      20,659
                                                                    -----------
                                                                      4,835,593
                                                                    -----------
          Cosmetics/Personal Care--2.1%
    850   Alberto-Culver Co., Class B..............................      43,002
  4,750   Avon Products, Inc.......................................     145,635
  5,500   Colgate-Palmolive Co.....................................     341,550
 33,845   Procter & Gamble Co......................................   2,097,712
  1,350   The Estee Lauder Cos., Inc. (a)..........................      54,446
                                                                    -----------
                                                                      2,682,345
                                                                    -----------
          Distribution/Wholesale--0.1%
  1,800   Genuine Parts Co.........................................      77,634
    800   W.W. Grainger, Inc. (a)..................................      53,616
                                                                    -----------
                                                                        131,250
                                                                    -----------
          Diversified Financial Services--8.5%
 12,950   American Express Co......................................     726,236
  2,590   Ameriprise Financial, Inc................................     121,471
  3,250   Capital One Financial Corp. (a)..........................     255,645
    380   Chicago Mercantile Exchange Holdings, Inc................     181,735
  2,100   CIT Group, Inc...........................................     102,123
 52,676   Citigroup, Inc...........................................   2,616,416
  6,498   Countrywide Credit Industries, Inc.......................     227,690
  4,550   E*TRADE Financial Corp.*.................................     108,836
 10,300   Fannie Mae...............................................     575,873
    950   Federated Investors, Inc., Class B.......................      32,120
  1,810   Franklin Resources, Inc..................................     191,408
  7,350   Freddie Mac..............................................     487,526
  4,601   Goldman Sachs Group, Inc.................................     778,351
 37,014   J.P. Morgan Chase & Co...................................   1,738,176
  2,200   Janus Capital Group, Inc. (a)............................      43,384
  1,398   Legg Mason, Inc. (a).....................................     141,002
  5,930   Lehman Brothers Holdings, Inc............................     437,990
  9,450   Merrill Lynch & Co., Inc.................................     739,179
 11,450   Morgan Stanley...........................................     834,820
  4,350   SLM Corp.................................................     226,113
  2,800   T. Rowe Price Group, Inc.................................     133,980
  1,283   The Bear Stearns Cos., Inc...............................     179,748
 11,000   The Charles Schwab Corp..................................     196,900
                                                                    -----------
                                                                     11,076,722
                                                                    -----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Electric--3.1%
  1,750   Allegheny Energy, Inc.* (a)............................... $   70,298
  2,200   Ameren Corp. (a)..........................................    116,138
  4,180   American Electric Power Co., Inc..........................    152,027
  3,300   CenterPoint Energy, Inc. (a)..............................     47,256
  2,350   CMS Energy Corp.* (a).....................................     33,934
  2,650   Consolidated Edison, Inc. (a).............................    122,430
  1,900   Constellation Energy Group, Inc...........................    112,480
  3,750   Dominion Resources, Inc...................................    286,838
  1,900   DTE Energy Co. (a)........................................     78,869
 13,354   Duke Energy Corp. (a).....................................    403,290
  4,000   Dynegy, Inc.*.............................................     22,160
  3,450   Edison International......................................    143,658
  2,250   Entergy Corp..............................................    176,018
  7,162   Exelon Corp. (a)..........................................    433,586
  3,498   FirstEnergy Corp..........................................    195,398
  4,300   FPL Group, Inc. (a).......................................    193,500
  3,700   PG&E Corp.................................................    154,105
  1,050   Pinnacle West Capital Corp................................     47,303
  4,050   PPL Corp. (a).............................................    133,245
  2,691   Progress Energy, Inc......................................    122,118
  2,700   Public Service Enterprise Group, Inc. (a).................    165,213
  2,200   TECO Energy, Inc..........................................     34,430
  7,000   The AES Corp.* (a)........................................    142,730
  7,900   The Southern Co. (a)......................................    272,234
  4,920   TXU Corp..................................................    307,598
  4,277   Xcel Energy, Inc..........................................     88,320
                                                                     ----------
                                                                      4,055,176
                                                                     ----------
          Electrical Components & Equipment--0.4%
  1,800   American Power Conversion Corp. (a).......................     39,528
  4,350   Emerson Electric Co.......................................    364,791
  1,500   Molex, Inc................................................     58,455
                                                                     ----------
                                                                        462,774
                                                                     ----------
          Electronics--0.5%
  4,333   Agilent Technologies, Inc.*...............................    141,645
  1,950   Applera Corp. - Applied Biosystems Group..................     64,565
  1,350   Fisher Scientific International, Inc.*....................    105,624
  1,950   Jabil Circuit, Inc........................................     55,712
  1,300   PerkinElmer, Inc..........................................     24,609
  5,650   Sanmina-SCI Corp.*........................................     21,131
  9,700   Solectron Corp.*..........................................     31,622
  2,700   Symbol Technologies, Inc..................................     40,122
    900   Tektronix, Inc............................................     26,037

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
  1,700   Thermo Electron Corp.* (a)................................ $   66,861
  1,100   Waters Corp.*.............................................     49,808
                                                                     ----------
                                                                        627,736
                                                                     ----------
          Engineering & Construction--0.1%
    950   Fluor Corp. (a)...........................................     73,046
                                                                     ----------
          Entertainment--0.1%
  3,600   International Game Technology.............................    149,400
                                                                     ----------
          Environmental Control--0.2%
  2,700   Allied Waste Industries, Inc.* (a)........................     30,429
  5,750   Waste Management, Inc.....................................    210,910
                                                                     ----------
                                                                        241,339
                                                                     ----------
          Food--1.5%
  2,450   Campbell Soup Co..........................................     89,425
  5,400   ConAgra Foods, Inc........................................    132,192
  1,400   Dean Foods Co.*...........................................     58,828
  3,750   General Mills, Inc........................................    212,250
  3,550   H.J. Heinz Co.............................................    148,852
  2,650   Kellogg Co................................................    131,228
  1,400   McCormick & Co., Inc......................................     53,172
  4,700   Safeway, Inc..............................................    142,645
  8,100   Sara Lee Corp.............................................    130,167
  2,259   SUPER VALU, INC...........................................     66,979
  6,600   SYSCO Corp................................................    220,769
  1,850   The Hershey Co. (a).......................................     98,883
  7,650   The Kroger Co.............................................    177,021
  2,650   Tyson Foods, Inc. (a).....................................     42,082
  1,490   Whole Foods Market, Inc. (a)..............................     88,551
  2,325   Wm. Wrigley Jr. Co........................................    107,090
                                                                     ----------
                                                                      1,900,134
                                                                     ----------
          Forest Products & Paper--0.4%
  4,835   International Paper Co....................................    167,436
  1,100   Louisiana-Pacific Corp....................................     20,647
  1,891   MeadWestvaco Corp.........................................     50,130
  1,900   Plum Creek Timber Co., Inc................................     64,676
  1,150   Temple-Inland, Inc........................................     46,115
  2,650   Weyerhaeuser Co. (a)......................................    163,055
                                                                     ----------
                                                                        512,059
                                                                     ----------
          Gas--0.2%
  1,850   KeySpan Corp..............................................     76,109
    450   NICOR, Inc................................................     19,242
  2,907   NiSource, Inc.............................................     63,198

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
    400   Peoples Energy Corp. (a).................................. $   16,260
  2,800   Sempra Energy.............................................    140,700
                                                                     ----------
                                                                        315,509
                                                                     ----------
          Hand/Machine Tools--0.2%
    800   Black & Decker Corp.......................................     63,480
    600   Snap-on, Inc..............................................     26,730
    850   The Stanley Works.........................................     42,373
                                                                     ----------
                                                                        132,583
                                                                     ----------
          Healthcare-Products--3.1%
    600   Bausch & Lomb, Inc........................................     30,078
  6,950   Baxter International, Inc.................................    315,947
  2,600   Becton, Dickinson & Co. (a)...............................    183,742
  2,612   Biomet, Inc. (a)..........................................     84,080
 12,531   Boston Scientific Corp.*..................................    185,333
  1,100   C. R. Bard, Inc...........................................     82,500
 31,192   Johnson & Johnson.........................................  2,025,608
 12,250   Medtronic, Inc............................................    568,890
  1,450   Patterson Cos., Inc.* (a).................................     48,735
  3,750   St. Jude Medical, Inc.*...................................    132,338
  3,150   Stryker Corp..............................................    156,209
  2,590   Zimmer Holdings, Inc.* (a)................................    174,825
                                                                     ----------
                                                                      3,988,285
                                                                     ----------
          Healthcare-Services--1.7%
  5,850   Aetna, Inc................................................    231,368
  1,700   Coventry Health Care, Inc.*...............................     87,584
  4,500   HCA, Inc. (a).............................................    224,505
  2,550   Health Management Associates, Inc., Class A (a)...........     53,295
  1,750   Humana, Inc.*.............................................    115,658
  1,350   Laboratory Corp. of America Holdings* (a).................     88,520
    800   Manor Care, Inc...........................................     41,824
  1,750   Quest Diagnostics, Inc....................................    107,030
  5,000   Tenet Healthcare Corp.* (a)...............................     40,700
 14,350   UnitedHealth Group, Inc...................................    706,019
  6,600   WellPoint, Inc.*..........................................    508,530
                                                                     ----------
                                                                      2,205,033
                                                                     ----------
          Home Builders--0.2%
  1,250   Centex Corp. (a)..........................................     65,775
  2,900   D.R. Horton, Inc..........................................     69,455
    850   KB Home...................................................     37,230
  1,450   Lennar Corp. (a)..........................................     65,613
  2,250   Pulte Homes, Inc..........................................     71,685
                                                                     ----------
                                                                        309,758
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Home Furnishings--0.1%
    710   Harman International Industries, Inc...................... $   59,242
    851   Whirlpool Corp. (a).......................................     71,578
                                                                     ----------
                                                                        130,820
                                                                     ----------
          Household Products/Wares--0.5%
  1,000   Avery Dennison Corp.......................................     60,170
  1,600   Fortune Brands, Inc.......................................    120,176
  4,900   Kimberly-Clark Corp.......................................    320,264
  1,600   The Clorox Co.............................................    100,800
                                                                     ----------
                                                                        601,410
                                                                     ----------
          Housewares--0.1%
  2,950   Newell Rubbermaid, Inc....................................     83,544
                                                                     ----------
          Insurance--4.9%
  3,450   ACE Ltd. (Bermuda)........................................    188,819
  5,300   AFLAC, Inc................................................    242,528
  1,150   Ambac Financial Group, Inc................................     95,163
 27,700   American International Group, Inc.........................  1,835,401
  3,350   Aon Corp..................................................    113,465
  1,220   CIGNA Corp................................................    141,910
  1,833   Cincinnati Financial Corp.................................     88,094
  4,850   Genworth Financial, Inc...................................    169,799
  3,069   Lincoln National Corp.....................................    190,524
  4,871   Loews Corp................................................    184,611
  5,850   Marsh & McLennan Cos., Inc................................    164,678
  1,425   MBIA, Inc.................................................     87,552
  8,100   MetLife, Inc..............................................    459,107
    900   MGIC Investment Corp. (a).................................     53,973
  2,850   Principal Financial Group, Inc............................    154,698
  5,200   Prudential Financial, Inc.................................    396,499
  1,250   SAFECO Corp...............................................     73,663
  6,700   The Allstate Corp.........................................    420,290
  4,400   The Chubb Corp............................................    228,624
  3,250   The Hartford Financial Services Group, Inc................    281,938
  8,229   The Progressive Corp......................................    201,940
  7,370   The St. Paul Travelers Cos., Inc..........................    345,578
  1,050   Torchmark Corp............................................     66,266
  3,650   UnumProvident Corp. (a)...................................     70,774
  1,950   XL Capital Ltd., Class A (Bermuda) (a)....................    133,965
                                                                     ----------
                                                                      6,389,859
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Internet--1.5%
  3,350   Amazon.Com, Inc. * (a).................................... $  107,602
 12,500   eBay, Inc.* (a)...........................................    354,500
  2,271   Google, Inc., Class A*....................................    912,715
 10,513   Symantec Corp.* (a).......................................    223,717
  2,600   VeriSign, Inc.*...........................................     52,520
 13,250   Yahoo!, Inc.* (a).........................................    334,960
                                                                     ----------
                                                                      1,986,014
                                                                     ----------
          Iron/Steel--0.2%
  1,100   Allegheny Technologies, Inc...............................     68,409
  3,286   Nucor Corp................................................    162,624
  1,335   United States Steel Corp..................................     77,003
                                                                     ----------
                                                                        308,036
                                                                     ----------
          Leisure Time--0.4%
    950   Brunswick Corp. (a).......................................     29,631
  4,750   Carnival Corp. (a)........................................    223,392
  2,800   Harley-Davidson, Inc......................................    175,700
  1,380   Sabre Holdings Corp.......................................     32,278
                                                                     ----------
                                                                        461,001
                                                                     ----------
          Lodging--0.4%
  2,000   Harrah's Entertainment, Inc. (a)..........................    132,860
  4,100   Hilton Hotels Corp........................................    114,185
  3,650   Marriott International, Inc., Class A.....................    141,036
  2,350   Starwood Hotels & Resorts Worldwide, Inc..................    134,397
  2,120   Wyndham Worldwide Corp.*..................................     59,296
                                                                     ----------
                                                                        581,774
                                                                     ----------
          Machinery-Construction & Mining--0.4%
  7,000   Caterpillar, Inc..........................................    460,600
                                                                     ----------
          Machinery-Diversified--0.3%
    560   Cummins, Inc. (a).........................................     66,769
  2,450   Deere & Co................................................    205,579
  1,900   Rockwell Automation, Inc..................................    110,390
                                                                     ----------
                                                                        382,738
                                                                     ----------
          Media--3.1%
  8,310   CBS Corp. Class B.........................................    234,093
  5,250   Clear Channel Communications, Inc.........................    151,463
 22,282   Comcast Corp., Class A* (a)...............................    821,091
    700   Dow Jones & Co., Inc. (a).................................     23,478
    900   EW Scripps Co.............................................     43,137
  2,500   Gannett Co., Inc..........................................    142,075

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
     400  Meredith Corp. (a)........................................ $   19,732
   3,750  The McGraw-Hill Cos., Inc.................................    217,613
   1,500  The New York Times Co., Class A (a).......................     34,470
  24,900  The News Corp., Ltd., Class A.............................    489,285
  43,325  Time Warner, Inc. (a).....................................    789,814
   2,025  Tribune Co. (a)...........................................     66,258
   2,650  Univision Communications, Inc.* (a).......................     91,001
   7,560  Viacom, Inc., Class B*....................................    281,081
  22,250  Walt Disney Co............................................    687,747
                                                                     ----------
                                                                      4,092,338
                                                                     ----------
          Mining--0.6%
   9,206  Alcoa, Inc................................................    258,136
   2,100  Freeport-McMoRan Copper & Gold, Inc., Class B (a).........    111,846
   4,800  Newmont Mining Corp.......................................    205,200
   2,160  Phelps Dodge Corp.........................................    182,952
   1,050  Vulcan Materials Co. (a)..................................     82,163
                                                                     ----------
                                                                        840,297
                                                                     ----------
          Miscellaneous Manufacturing--5.2%
   8,050  3M Co.....................................................    599,081
   1,000  Cooper Industries, Ltd....................................     85,220
   2,550  Danaher Corp..............................................    175,109
   2,150  Dover Corp................................................    101,996
   3,050  Eastman Kodak Co. (a).....................................     68,320
   1,600  Eaton Corp................................................    110,160
 110,000  General Electric Co.......................................  3,882,999
   8,700  Honeywell International, Inc..............................    355,830
   4,500  Illinois Tool Works, Inc..................................    202,050
   3,400  Ingersoll-Rand Co., Ltd., Class A (Bermuda)...............    129,132
   1,950  ITT Industries, Inc.......................................     99,977
   1,900  Leggett & Platt, Inc. (a).................................     47,557
   1,300  Pall Corp.................................................     40,053
   1,300  Parker-Hannifin Corp......................................    101,049
   1,350  Textron, Inc..............................................    118,125
  21,460  Tyco International Ltd. (Bermuda).........................    600,665
                                                                     ----------
                                                                      6,717,323
                                                                     ----------
          Office/Business Equipment--0.2%
   2,350  Pitney Bowes, Inc.........................................    104,270
  10,400  Xerox Corp.*..............................................    161,824
                                                                     ----------
                                                                        266,094
                                                                     ----------
          Oil & Gas--7.6%
   4,896  Anadarko Petroleum Corp...................................    214,592
   3,538  Apache Corp...............................................    223,602
   4,000  Chesapeake Energy Corp....................................    115,920

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
 23,443   Chevron Corp.............................................. $1,520,512
 17,569   ConocoPhillips............................................  1,045,882
  4,700   Devon Energy Corp. (a)....................................    296,805
  2,600   EOG Resources, Inc........................................    169,130
 63,350   Exxon Mobil Corp. (a).....................................  4,250,784
  2,580   Hess Corp. (a)............................................    106,864
  3,810   Marathon Oil Corp.........................................    292,989
  2,000   Murphy Oil Corp. (a)......................................     95,100
  3,350   Nabors Industries Ltd. (Bermuda)* (a).....................     99,663
  1,450   Noble Corp. (a)...........................................     93,061
  9,181   Occidental Petroleum Corp.................................    441,697
  1,150   Rowan Cos., Inc. (a)......................................     36,375
  1,400   Sunoco, Inc...............................................     87,066
  3,350   Transocean, Inc.*.........................................    245,321
  6,550   Valero Energy Corp........................................    337,128
  3,916   XTO Energy, Inc...........................................    164,981
                                                                     ----------
                                                                      9,837,472
                                                                     ----------
          Oil & Gas Services--1.4%
  3,500   Baker Hughes, Inc.........................................    238,700
  3,200   BJ Services Co............................................     96,416
 10,950   Halliburton Co. (a).......................................    311,528
  1,850   National Oilwell Varco, Inc.* (a).........................    108,318
 12,600   Schlumberger Ltd..........................................    781,577
  2,200   Smith International, Inc..................................     85,360
  3,700   Weatherford International Ltd.*...........................    154,364
                                                                     ----------
                                                                      1,776,263
                                                                     ----------
          Packaging & Containers--0.1%
  1,100   Ball Corp. (a)............................................     44,495
  1,100   Bemis Co., Inc. (a).......................................     36,146
  1,450   Pactiv Corp.*.............................................     41,209
    850   Sealed Air Corp.*.........................................     46,002
                                                                     ----------
                                                                        167,852
                                                                     ----------
          Pharmaceuticals--6.2%
 16,300   Abbott Laboratories.......................................    791,528
  1,607   Allergan, Inc.............................................    180,964
  2,150   AmerisourceBergen Corp....................................     97,180
  1,150   Barr Pharmaceuticals, Inc.* (a)...........................     59,731
 20,950   Bristol-Myers Squibb Co...................................    522,074
  4,325   Cardinal Health, Inc......................................    284,326
  4,550   Caremark Rx, Inc..........................................    257,849
 10,500   Eli Lilly & Co............................................    598,500
  1,500   Express Scripts, Inc.*....................................    113,235
  3,400   Forest Laboratories, Inc.*................................    172,074
  4,900   Gilead Sciences, Inc.*....................................    336,630
  1,690   Hospira, Inc.*............................................     64,676

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
  2,566   King Pharmaceuticals, Inc.*............................... $   43,699
  3,147   Medco Health Solutions, Inc.*.............................    189,166
 23,200   Merck & Co., Inc..........................................    972,079
  2,200   Mylan Laboratories, Inc...................................     44,286
 77,685   Pfizer, Inc...............................................  2,203,146
 15,750   Schering-Plough Corp......................................    347,918
  1,050   Watson Pharmaceuticals, Inc.* (a).........................     27,479
 14,350   Wyeth.....................................................    729,554
                                                                     ----------
                                                                      8,036,094
                                                                     ----------
          Pipelines--0.3%
  7,380   El Paso Corp. (a).........................................    100,663
  1,150   Kinder Morgan, Inc........................................    120,578
  6,300   The Williams Cos., Inc....................................    150,381
                                                                     ----------
                                                                        371,622
                                                                     ----------
          Real Estate--0.0%
  2,250   Realogy Corp.*............................................     51,030
                                                                     ----------
          REITS--1.0%
  1,050   Apartment Investment & Management Co., Class A............     57,131
  2,300   Archstone-Smith Trust.....................................    125,212
  1,250   Boston Properties, Inc....................................    129,175
  3,750   Equity Office Properties Trust............................    149,100
  3,100   Equity Residential........................................    156,798
  2,300   Kimco Realty Corp.........................................     98,601
  2,600   ProLogis..................................................    148,356
  1,300   Public Storage, Inc.......................................    111,787
  2,385   Simon Property Group, Inc. (a)............................    216,128
  1,300   Vornado Realty Trust (a)..................................    141,700
                                                                     ----------
                                                                      1,333,988
                                                                     ----------
          Retail--5.7%
  1,600   AutoNation, Inc.* (a).....................................     33,440
    600   AutoZone, Inc.*...........................................     61,980
  3,000   Bed Bath & Beyond, Inc.* (a)..............................    114,780
  4,325   Best Buy Co., Inc.........................................    231,647
  1,150   Big Lots, Inc.* (a).......................................     22,782
  1,500   Circuit City Stores, Inc..................................     37,665
  5,000   Costco Wholesale Corp.....................................    248,400
  8,750   CVS Corp..................................................    281,050
  1,550   Darden Restaurants, Inc...................................     65,829
    650   Dillard's, Inc............................................     21,275
  3,312   Dollar General Corp.......................................     45,143
  1,600   Family Dollar Stores, Inc.................................     46,784
  5,778   Federated Department Stores, Inc..........................    249,667
 22,000   Home Depot, Inc...........................................    797,939
  2,400   J. C. Penney Co., Inc.....................................    164,136
  3,500   Kohl's Corp.*.............................................    227,220

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
  3,600   Limited Brands............................................ $   95,364
 16,250   Lowe's Cos., Inc..........................................    455,975
 13,050   McDonald's Corp...........................................    510,515
  2,450   Nordstrom, Inc............................................    103,635
  3,000   Office Depot, Inc.*.......................................    119,100
    800   OfficeMax, Inc............................................     32,592
  1,400   RadioShack Corp...........................................     27,020
    887   Sears Holdings Corp.*.....................................    140,226
  7,725   Staples, Inc..............................................    187,949
  8,050   Starbucks Corp.* (a)......................................    274,103
  9,150   Target Corp. (a)..........................................    505,538
  5,700   The GAP, Inc..............................................    108,015
  1,450   Tiffany & Co..............................................     48,140
  4,750   TJX Cos., Inc.............................................    133,143
 10,750   Walgreen Co...............................................    477,193
 26,200   Wal-Mart Stores, Inc......................................  1,292,183
  1,250   Wendy's International, Inc................................     83,750
  2,900   Yum! Brands, Inc..........................................    150,945
                                                                     ----------
                                                                      7,395,123
                                                                     ----------
          Savings & Loans--0.6%
  2,850   Golden West Financial Corp................................    220,163
  3,787   Sovereign Bancorp, Inc. (a)...............................     81,458
 10,242   Washington Mutual, Inc. (a)...............................    445,220
                                                                     ----------
                                                                        746,841
                                                                     ----------
          Semiconductors--2.7%
  5,150   Advanced Micro Devices, Inc.* (a).........................    127,978
  3,800   Altera Corp.*.............................................     69,844
  3,750   Analog Devices, Inc.......................................    110,213
 14,800   Applied Materials, Inc. (a)...............................    262,403
  4,975   Broadcom Corp.* (a).......................................    150,942
  4,322   Freescale Semiconductor, Inc.*............................    164,279
 61,450   Intel Corp................................................  1,264,026
  2,100   KLA-Tencor Corp...........................................     93,387
  3,200   Linear Technology Corp. (a)...............................     99,584
  4,250   LSI Logic Corp.* (a)......................................     34,935
  3,400   Maxim Integrated Products, Inc............................     95,438
  7,750   Micron Technology, Inc.*..................................    134,850
  3,150   National Semiconductor Corp...............................     74,120
  1,300   Novellus Systems, Inc.* (a)...............................     35,958
  3,750   NVIDIA Corp.*.............................................    110,963
  2,200   PMC - Sierra, Inc.* (a)...................................     13,068
  1,650   QLogic Corp.*.............................................     31,185
  2,050   Teradyne, Inc.* (a).......................................     26,978
 16,300   Texas Instruments, Inc....................................    541,974
  3,600   Xilinx, Inc...............................................     79,020
                                                                     ----------
                                                                      3,521,145
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Software--3.8%
  6,150   Adobe Systems, Inc.* (a).................................. $  230,318
  2,450   Autodesk, Inc.*...........................................     85,211
  5,900   Automatic Data Processing, Inc............................    279,306
  2,150   BMC Software, Inc.*.......................................     58,523
  4,350   CA, Inc...................................................    103,052
  1,950   Citrix Systems, Inc.*.....................................     70,610
  3,950   Compuware Corp.*..........................................     30,771
  3,250   Electronic Arts, Inc.*....................................    180,960
  8,146   First Data Corp...........................................    342,131
  1,850   Fiserv, Inc.* (a).........................................     87,117
  2,150   IMS Health, Inc...........................................     57,276
  3,650   Intuit, Inc.*.............................................    117,129
 92,000   Microsoft Corp............................................  2,514,359
  3,600   Novell, Inc.* (a).........................................     22,032
 42,950   Oracle Corp. *............................................    761,932
  1,160   Parametric Technology Corp.*..............................     20,254
                                                                     ----------
                                                                      4,960,981
                                                                     ----------
          Telecommunications--6.2%
  1,214   ADC Telecommunications, Inc.* (a).........................     18,210
  4,150   Alltel Corp...............................................    230,325
 41,373   AT&T, Inc.................................................  1,347,104
  4,837   Avaya, Inc.* (a)..........................................     55,335
 19,350   BellSouth Corp............................................    827,213
  1,250   CenturyTel, Inc. (a)......................................     49,588
    892   Ciena Corp.*..............................................     24,307
 65,050   Cisco Systems, Inc.*......................................  1,496,149
  3,400   Citizens Communications Co................................     47,736
  2,150   Comverse Technology, Inc.* (a)............................     46,096
 16,600   Corning, Inc.*............................................    405,206
  1,569   Embarq Corp.*.............................................     75,893
 17,950   JDS Uniphase Corp.* (a)...................................     39,311
  6,000   Juniper Networks, Inc.* (a)...............................    103,680
 47,750   Lucent Technologies, Inc.* (a)............................    111,735
 26,100   Motorola, Inc.............................................    652,500
 17,600   QUALCOMM, Inc.............................................    639,760
 17,009   Qwest Communications International, Inc.* (a).............    148,318
 31,831   Sprint Nextel Corp........................................    545,902
  4,750   Tellabs, Inc.*............................................     52,060
 30,866   Verizon Communications, Inc...............................  1,146,054
  5,040   Windstream Corp...........................................     66,478
                                                                     ----------
                                                                      8,128,960
                                                                     ----------
          Textiles--0.0%
  1,450   Cintas Corp...............................................     59,204
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

  NUMBER
 OF SHARES                                                            VALUE
-----------                                                       ------------
            Toys/Games/Hobbies--0.1%
      1,700 Hasbro, Inc.......................................... $     38,675
      4,000 Mattel, Inc..........................................       78,800
                                                                  ------------
                                                                       117,475
                                                                  ------------
            Transportation--1.6%
      3,850 Burlington Northern Santa Fe Corp....................      282,744
      4,700 CSX Corp.............................................      154,301
      3,300 FedEx Corp...........................................      358,644
      4,400 Norfolk Southern Corp................................      193,820
        650 Ryder System, Inc....................................       33,592
      2,900 Union Pacific Corp...................................      255,200
     11,550 United Parcel Service, Inc., Class B.................      830,907
                                                                  ------------
                                                                     2,109,208
                                                                  ------------
            Total Common Stocks
            (Cost $113,631,934)..................................  128,203,310
                                                                  ------------

 PRINCIPAL
  AMOUNT
-----------
            UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--0.2%
            United States Treasury Bill--0.2%
$   300,000 4.90%, 2/08/07+
            (Cost $294,746)......................................      294,848
                                                                  ------------

 NUMBER OF
  SHARES
-----------
            MONEY MARKET FUND--1.2%
  1,571,485 BNY Hamilton Money Fund (Institutional Shares),
              5.24% (b)
            (Cost $1,571,485)....................................    1,571,485
                                                                  ------------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
              LOANED--13.3%
            MONEY MARKET FUND--13.3%
 17,291,114 BNY Institutional Cash Reserve Fund, 5.34% (c)
            (Cost $17,291,114) (d)...............................   17,291,114
                                                                  ------------
            Total Investments
            (Cost $132,789,279) (e)--113.2%......................  147,360,757
            Liabilities in excess of other assets--(13.2%).......  (17,176,825)
                                                                  ------------
            Net Assets--100.0%................................... $130,183,932
                                                                  ============

*   Non-income producing security.

+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $16,732,719 and the total value of the collateral held by the Fund was $17,291,114.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $14,571,478 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,046,856 and aggregate gross unrealized depreciation of $3,475,378.

At September 30, 2006, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:

                                                                  Unrealized
                                                                Appreciation at
                                                                 September 30,
Index                                   Maturity Date Contracts      2006
-----                                   ------------- --------- ---------------
S&P 500 Index.......................... December 2006    29         $37,718

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON SMALL CAP CORE EQUITY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--95.4%
          Aerospace/Defense--1.5%
 118,000  MTC Technologies, Inc.* (a).............................. $ 2,836,720
                                                                    -----------
          Banks--8.1%
  53,900  Bank of the Ozarks, Inc.* (a)............................   1,825,593
  96,100  East West Bancorp, Inc. (a)..............................   3,806,521
 115,200  Signature Bank*..........................................   3,563,136
 201,200  Umpqua Holdings Corp.....................................   5,754,320
                                                                    -----------
                                                                     14,949,570
                                                                    -----------
          Building Materials--2.5%
  93,500  Universal Forest Products, Inc...........................   4,586,175
                                                                    -----------
          Chemicals--2.6%
 127,300  Cabot Corp. (a)..........................................   4,735,560
                                                                    -----------
          Commercial Services--8.9%
 142,500  Deluxe Corp. (a).........................................   2,436,750
  72,100  Landauer, Inc............................................   3,659,075
 150,000  NCO Group, Inc.*.........................................   3,933,000
 118,300  Ritchie Bros. Auctioneers, Inc. (Canada) (a).............   6,342,063
                                                                    -----------
                                                                     16,370,888
                                                                    -----------
          Diversified Financial Services--2.3%
 102,100  National Financial Partners Corp. (a)....................   4,189,163
                                                                    -----------
          Electric--3.2%
 235,500  Cleco Corp. (a)..........................................   5,944,020
                                                                    -----------
          Electronics--1.7%
 157,900  LoJack Corp.* (a)........................................   3,093,261
                                                                    -----------
          Environmental Control--3.5%
  91,000  Stericycle, Inc.* (a)....................................   6,350,890
                                                                    -----------
          Food--3.9%
 100,000  Performance Food Group Co.* (a)..........................   2,809,000
  88,800  Ralcorp Holdings, Inc.* (a)..............................   4,282,824
                                                                    -----------
                                                                      7,091,824
                                                                    -----------
          Healthcare-Products--8.0%
 112,100  Arrow International, Inc. (a)............................   3,565,901
  72,700  Cooper Cos., Inc.........................................   3,889,450
 104,400  Meridian Bioscience, Inc. (a)............................   2,454,444
 121,900  Respironics, Inc.*.......................................   4,706,559
                                                                    -----------
                                                                     14,616,354
                                                                    -----------

BNY HAMILTON SMALL CAP CORE EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Home Builders--4.2%
  97,900  Standard Pacific Corp. (a)............................... $ 2,300,650
 132,500  Thor Industries, Inc. (a)................................   5,455,025
                                                                    -----------
                                                                      7,755,675
                                                                    -----------
          Household Products/Wares--3.4%
 235,800  Tupperware Brands Corp. (a)..............................   4,588,668
  48,000  WD-40 Co.* (a)...........................................   1,712,160
                                                                    -----------
                                                                      6,300,828
                                                                    -----------
          Housewares--2.7%
 119,200  The Toro Co..............................................   5,026,664
                                                                    -----------
          Insurance--1.9%
  69,600  ProAssurance Corp.*......................................   3,429,888
                                                                    -----------
          Internet--1.6%
  58,400  Akamai Technologies, Inc.* (a)...........................   2,919,416
                                                                    -----------
          Leisure Time--2.5%
  99,000  Life Time Fitness, Inc.* (a).............................   4,582,710
                                                                    -----------
          Machinery-Diversified--4.4%
 170,400  Cognex Corp..............................................   4,304,304
  48,600  Middleby Corp.* (a)......................................   3,745,116
                                                                    -----------
                                                                      8,049,420
                                                                    -----------
          Metal Fabricate/Hardware--2.6%
  74,400  NS Group, Inc.* (a)......................................   4,802,520
                                                                    -----------
          Miscellaneous Manufacturing--4.4%
 124,100  Clarcor, Inc.*...........................................   3,783,809
 117,500  Matthews International Corp., Class A....................   4,325,175
                                                                    -----------
                                                                      8,108,984
                                                                    -----------
          Oil & Gas--3.0%
 152,400  St. Mary Land & Exploration Co. (a)......................   5,594,604
                                                                    -----------
          Oil & Gas Services--2.8%
  96,000  Universal Compression Holdings, Inc.*....................   5,131,200
                                                                    -----------
          Retail--5.8%
 137,000  Hibbett Sporting Goods, Inc.* (a)........................   3,586,660
 115,000  O'Reilly Automotive, Inc.* (a)...........................   3,819,150
  68,300  Tractor Supply Co.* (a)..................................   3,296,158
                                                                    -----------
                                                                     10,701,968
                                                                    -----------

BNY HAMILTON SMALL CAP CORE EQUITY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           Semiconductors--3.5%
   103,300 Cohu, Inc............................................. $  1,841,839
   422,600 Entegris, Inc.* (a)...................................    4,610,566
                                                                  ------------
                                                                     6,452,405
                                                                  ------------
           Software--3.4%
   131,100 Computer Programs & Systems, Inc. (a).................    4,296,147
   152,300 Epicor Software Corp.* (a)............................    1,996,653
                                                                  ------------
                                                                     6,292,800
                                                                  ------------
           Telecommunications--3.0%
   336,200 Newport Corp.* (a)....................................    5,480,060
                                                                  ------------
           Total Common Stocks (Cost $167,895,018)...............  175,393,567
                                                                  ------------
           MUTUAL FUNDS--2.9%
           Energy--2.9%
   114,000 Tortoise Energy Capital Corp..........................    2,736,000
    83,368 Tortoise Energy Infrastructure Corp. (a)..............    2,634,429
                                                                  ------------
           Total Mutual Funds (Cost $5,185,677)..................    5,370,429
                                                                  ------------
           MONEY MARKET FUND--2.1%
 3,832,422 BNY Hamilton Money Fund (Institutional Shares), 5.24%
             (b).................................................
             (Cost $3,832,422)...................................    3,832,422
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL ON SECURITIES
             LOANED--19.4%
           MONEY MARKET FUND--19.4%
35,590,526 BNY Institutional Cash Reserve Fund, 5.34% (c)
             (Cost $35,590,526) (d)..............................   35,590,526
                                                                  ------------

           Total Investments (Cost $212,503,643) (e)--119.8%.....  220,186,944
           Liabilities in excess of other assets--(19.8%)........  (36,329,857)
                                                                  ------------
           Net Assets--100.0%.................................... $183,857,087
                                                                  ============

*   Non-income producing security.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield at September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $34,509,477 and the total value of the collateral held by the Fund was $35,590,526.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $7,683,301 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $15,526,857 and aggregate gross unrealized depreciation of $7,843,556.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--98.6%
          Advertising--1.5%
 77,300   Gaiam, Inc.*............................................. $   997,943
 59,570   inVentiv Health, Inc.*...................................   1,908,027
                                                                    -----------
                                                                      2,905,970
                                                                    -----------
          Aerospace/Defense--0.9%
 83,060   BE Aerospace, Inc.*......................................   1,751,735
                                                                    -----------
          Apparel--0.8%
 55,340   Wolverine World Wide, Inc................................   1,566,675
                                                                    -----------
          Banks--2.4%
 46,350   Boston Private Financial Holdings, Inc. (a)..............   1,292,238
 33,700   PrivateBancorp, Inc......................................   1,540,764
 20,920   SVB Financial Group*.....................................     933,869
 27,210   Umpqua Holdings Corp.....................................     778,206
                                                                    -----------
                                                                      4,545,077
                                                                    -----------
          Biotechnology--3.0%
 28,110   Digene Corp.*............................................   1,212,947
 57,080   Illumina, Inc.* (a)......................................   1,885,922
 45,875   Lifecell Corp.* (a)......................................   1,478,093
 68,370   Nektar Therapeutics* (a).................................     985,212
                                                                    -----------
                                                                      5,562,174
                                                                    -----------
          Building Materials--0.8%
 62,490   Interline Brands, Inc.*..................................   1,542,253
                                                                    -----------
          Commercial Services--10.4%
 61,710   Administaff, Inc. (a)....................................   2,079,627
 32,030   Bankrate, Inc.* (a)......................................     850,717
 70,055   CoStar Group, Inc.* (a)..................................   2,894,672
 30,720   CRA International, Inc.*.................................   1,464,115
 98,570   DeVry, Inc.*.............................................   2,096,584
 36,250   Forrester Research, Inc.*................................     953,738
 38,695   H&E Equipment Services, Inc.*............................     943,771
 27,190   Huron Consulting Group, Inc.* (a)........................   1,065,848
 84,230   LECG Corp.*..............................................   1,580,155
 55,210   Morningstar, Inc.*.......................................   2,037,249
 40,950   PRA International* (a)...................................   1,092,956
 49,360   Resources Connection, Inc.* (a)..........................   1,322,354
  6,790   The Advisory Board Co.*..................................     343,031
 32,500   The Providence Service Corp.* (a)........................     896,675
                                                                    -----------
                                                                     19,621,492
                                                                    -----------

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Computers--1.4%
  32,070  Kanbay International, Inc.* (a)........................... $  659,359
  38,670  Stratasys, Inc.* (a)......................................  1,021,275
  39,870  Talx Corp.................................................    977,612
                                                                     ----------
                                                                      2,658,246
                                                                     ----------
          Cosmetics/Personal Care--0.5%
  49,030  Inter Parfums, Inc........................................    933,531
                                                                     ----------
          Distribution/Wholesale--3.4%
  90,960  Beacon Roofing Supply, Inc.* (a)..........................  1,841,030
 118,590  LKQ Corp.*................................................  2,605,423
  24,450  Pool Corp. (a)............................................    941,325
  21,030  Watsco, Inc...............................................    967,590
                                                                     ----------
                                                                      6,355,368
                                                                     ----------
          Diversified Financial Services--4.9%
  21,370  Calamos Asset Management, Inc.............................    626,568
  29,850  International Securities Exchange, Inc....................  1,399,667
  22,270  Investment Technology Group, Inc.*........................    996,583
  46,320  National Financial Partners Corp..........................  1,900,509
  25,350  Portfolio Recovery Associates, Inc.* (a)..................  1,112,105
 105,270  Thomas Weisel Partners Group, Inc.* (a)...................  1,689,583
  61,570  Waddell & Reed Financial, Inc.............................  1,523,858
                                                                     ----------
                                                                      9,248,873
                                                                     ----------
          Electrical Components & Equipment--0.9%
  57,210  Color Kinetics, Inc.* (a).................................    971,426
  19,900  Littelfuse, Inc.*.........................................    690,530
                                                                     ----------
                                                                      1,661,956
                                                                     ----------
          Electronics--3.9%
  47,260  Coherent, Inc.*...........................................  1,638,032
  48,280  Cymer, Inc.* (a)..........................................  2,119,974
  94,030  Daktronics, Inc...........................................  1,945,481
  35,110  Trimble Navigation Ltd.* (a)..............................  1,652,979
                                                                     ----------
                                                                      7,356,466
                                                                     ----------
          Engineering & Construction--1.1%
 115,180  Infrasource Services, Inc.*...............................  2,021,409
                                                                     ----------
          Entertainment--1.7%
 119,870  Shuffle Master, Inc.* (a).................................  3,237,689
                                                                     ----------

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Environmental Control--0.6%
  29,940  Waste Connections, Inc.*................................. $ 1,135,025
                                                                    -----------
          Food--2.0%
  35,780  Hain Celestial Group, Inc.*..............................     914,537
  91,200  United Natural Foods, Inc.* (a)..........................   2,826,288
                                                                    -----------
                                                                      3,740,825
                                                                    -----------
          Healthcare-Products--12.2%
  47,380  Arthrocare Corp.* (a)....................................   2,220,227
  50,630  DJO, Inc.*...............................................   2,102,664
  45,995  Holologic, Inc.* (a).....................................   2,001,702
 116,805  Immucor, Inc.*...........................................   2,617,600
  57,800  Intralase Corp.* (a).....................................   1,139,238
  47,050  Kyphon, Inc.* (a)........................................   1,760,611
  33,630  LCA-Vision, Inc. (a).....................................   1,389,255
  84,240  Meridian Bioscience, Inc.................................   1,980,482
  71,450  Neurometrix, Inc.* (a)...................................   1,358,265
  50,160  NuVasive, Inc.* (a)......................................   1,008,718
 126,355  PSS World Medical, Inc.* (a).............................   2,525,836
  59,430  Sirona Dental Systems, Inc. (a)..........................   1,957,030
  20,750  Ventana Medical Systems, Inc.*...........................     847,223
                                                                    -----------
                                                                     22,908,851
                                                                    -----------
          Healthcare-Services--2.8%
  45,960  Matria Healthcare, Inc.* (a).............................   1,277,228
  72,520  Psychiatric Solutions, Inc.*.............................   2,472,207
  49,820  Radiation Therapy Services, Inc.* (a)....................   1,456,239
                                                                    -----------
                                                                      5,205,674
                                                                    -----------
          Household Products/Wares--1.6%
  63,160  Central Garden & Pet Co.*................................   3,048,102
                                                                    -----------
          Insurance--0.8%
  29,770  ProAssurance Corp.*......................................   1,467,066
                                                                    -----------
          Internet--8.9%
  46,850  aQuantive, Inc.*.........................................   1,106,597
  83,090  Digital Insight Corp.* (a)...............................   2,436,199
  28,860  Digital River, Inc.*.....................................   1,475,323
  34,460  j2 Global Communications, Inc.* (a)......................     936,278
  93,560  NetFlix, Inc.* (a).......................................   2,131,297
 112,990  Redback Networks, Inc.* (a)..............................   1,568,301
  80,520  RightNow Technologies, Inc.* (a).........................   1,256,917
  76,500  Stamps.com, Inc.* (a)....................................   1,458,090
 149,690  TIBCO Software, Inc.* (a)................................   1,344,216
  60,850  Valueclick, Inc.*........................................   1,128,159
  47,190  WebEx Communications, Inc.*..............................   1,841,354
                                                                    -----------
                                                                     16,682,731
                                                                    -----------

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Leisure Time--1.1%
  67,610  WMS Industries, Inc.* (a)................................ $ 1,974,888
                                                                    -----------
          Lodging--1.2%
  49,560  Gaylord Entertainment Co.*...............................   2,173,206
                                                                    -----------
          Machinery-Diversified--1.1%
  41,020  iRobot Corp.* (a)........................................     822,861
  46,370  Wabtec Corp..............................................   1,258,018
                                                                    -----------
                                                                      2,080,879
                                                                    -----------
          Miscellaneous Manufacturing--1.4%
 179,960  Hexcel Corp.* (a)........................................   2,546,434
                                                                    -----------
          Oil & Gas--1.9%
  34,420  Atwood Oceanics, Inc.* (a)...............................   1,547,867
 105,030  Complete Production Services, Inc.* (a)..................   2,073,293
                                                                    -----------
                                                                      3,621,160
                                                                    -----------
          Oil & Gas Services--2.5%
  36,720  Hercules Offshore, Inc.*.................................   1,140,156
  24,760  Hydril*..................................................   1,388,046
  38,500  Oceaneering International, Inc.*.........................   1,185,800
  36,950  Superior Energy Services, Inc.*..........................     970,307
                                                                    -----------
                                                                      4,684,309
                                                                    -----------
          Pharmaceuticals--0.7%
  46,850  HealthExtras, Inc.*......................................   1,326,323
                                                                    -----------
          Retail--7.7%
  25,835  Chipotle Mexican Grill, Inc.* (a)........................   1,283,224
  53,090  Dick's Sporting Goods, Inc.* (a).........................   2,416,658
  71,320  DSW, Inc.* (a)...........................................   2,246,580
  80,580  First Cash Financial Services, Inc.*.....................   1,659,142
  65,610  J. Crew Group, Inc.* (a).................................   1,972,893
  59,720  MarineMax, Inc.* (a).....................................   1,519,874
  41,680  McCormick & Schmick's Seafood Restaurants, Inc.* (a).....     937,383
  87,880  The Cheesecake Factory, Inc.* (a)........................   2,389,457
                                                                    -----------
                                                                     14,425,211
                                                                    -----------

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 NUMBER
OF SHARES                                                            VALUE
---------                                                        ------------
           Semiconductors--4.5%
    26,710 Diodes, Inc.* (a).................................... $  1,153,071
    55,160 FormFactor, Inc.*....................................    2,323,891
   107,560 Sirf Technology Holdings, Inc.* (a)..................    2,580,364
    68,450 Tessera Technologies, Inc.* (a)......................    2,380,691
                                                                 ------------
                                                                    8,438,017
                                                                 ------------
           Software--6.7%
    18,330 Allscripts Healthcare Solutions, Inc.* (a)...........      411,509
    34,080 American Reprographics Co.*..........................    1,092,605
    90,880 Blackbaud, Inc.......................................    1,998,451
    95,760 Blackboard, Inc.* (a)................................    2,537,639
   134,950 Informatica Corp.*...................................    1,833,971
   138,360 Nuance Communications, Inc.* (a).....................    1,130,401
    45,900 Phase Forward, Inc.*.................................      548,046
    43,060 Transaction Systems Architects, Inc.*................    1,477,819
    64,320 Ultimate Software Group, Inc.* (a)...................    1,513,450
                                                                 ------------
                                                                   12,543,891
                                                                 ------------
           Telecommunications--1.9%
   190,290 Arris Group, Inc.*...................................    2,180,723
    49,240 NeuStar, Inc.*.......................................    1,366,410
                                                                 ------------
                                                                    3,547,133
                                                                 ------------
           Transportation--1.4%
    79,990 Forward Air Corp.....................................    2,646,869
                                                                 ------------
           Total Common Stocks
           (Cost $188,284,980)..................................  185,165,508
                                                                 ------------
           MONEY MARKET FUND--1.3%
 2,380,547 BNY Hamilton Money Fund (Institutional Shares),
             5.24% (b)
           (Cost $2,380,547)....................................    2,380,547
                                                                 ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
             --31.0%
           MONEY MARKET FUND--31.0%
58,201,214 BNY Institutional Cash Reserve Fund, 5.34% (c)
           (Cost $58,201,214) (d)...............................   58,201,214
                                                                 ------------
           Total Investments
           (Cost $248,866,741) (e)--130.9%......................  245,747,269
           Liabilities in excess of other assets--(30.9%).......  (57,963,290)
                                                                 ------------
           Net Assets--100.0%                                    $187,783,979
                                                                 ============

*   Non-income producing security.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) Interest rate shown reflects the yield as of September 30, 2006.

(d) At September 30, 2006, the total market value of the Fund's securities on loan was $56,316,195 and the total value of the collateral held by the Fund was $58,201,214.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized depreciation was $3,119,472 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $11,370,772 and aggregate gross unrealized depreciation of $14,490,244.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON CORE BOND FUND
Schedule of Investments

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           MORTGAGE-BACKED SECURITIES--35.0%
           Federal Home Loan Mortgage Corp.--33.1%
$    9,976 Pool #160074
           10.00%, 4/01/09.......................................... $   10,439
    66,116 Pool #180006
           9.25%, 8/01/11...........................................     69,375
     1,153 Gold Pool #E20261
           7.50%, 9/01/11...........................................      1,179
   233,586 Gold Pool #E00678
           6.50%, 6/01/14...........................................    238,574
 9,070,656 Gold Pool #E01386
           5.00%, 6/01/18...........................................  8,936,319
 2,316,004 Gold Pool #E01425
           4.50%, 8/01/18...........................................  2,237,640
 1,756,637 Gold Pool #E98903
           4.50%, 8/01/18...........................................  1,697,200
 3,047,363 Gold Pool #E99778
           4.50%, 9/01/18...........................................  2,944,253
 1,187,883 Gold Pool #B10824
           4.50%, 11/01/18..........................................  1,147,689
 3,702,537 Gold Pool #B14178
           4.00%, 5/01/19...........................................  3,499,222
 2,026,866 Gold Pool #B15346
           4.50%, 6/01/19...........................................  1,955,509
 1,413,543 Gold Pool #B18685
           4.50%, 1/01/20...........................................  1,362,227
 3,587,776 Gold Pool #G18044
           4.50%, 3/01/20...........................................  3,457,530
 2,429,820 Gold Pool #J02698
           5.50%, 11/01/20..........................................  2,429,375
   993,263 Gold Pool #J00740
           5.50%, 12/01/20..........................................    993,081
 3,088,630 Gold Pool #G18114
           5.50%, 5/01/21...........................................  3,086,800
     4,711 Gold Pool #G00800
           7.00%, 11/01/26..........................................      4,862
   220,675 Gold Pool #G00767
           7.50%, 8/01/27...........................................    229,539
    50,666 Gold Pool #C29166
           7.00%, 7/01/29...........................................     52,239
   209,989 Gold Pool #C00896
           7.50%, 12/01/29..........................................    218,250
    71,229 Gold Pool #G01131
           7.50%, 9/01/30...........................................     73,824
   142,392 Gold Pool #C01095
           7.00%, 11/01/30..........................................    146,698
    46,812 Gold Pool #C46812
           7.50%, 1/01/31...........................................     48,517
     3,510 Gold Pool #C55047
           7.50%, 7/01/31...........................................      3,635
    78,700 Gold Pool #C60567
           7.00%, 11/01/31..........................................     81,016

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
$ 1,113,924 Gold Pool #C01329
            7.00%, 3/01/32......................................... $ 1,146,698
    573,025 Gold Pool #C01345
            7.00%, 4/01/32.........................................     589,804
    526,657 Gold Pool #C01351
            6.50%, 5/01/32.........................................     538,494
  3,507,202 Gold Pool #C01385
            6.50%, 8/01/32.........................................   3,586,029
    331,505 Gold Pool #C75331
            6.50%, 8/01/32.........................................     338,956
  2,545,870 Gold Pool #G01443
            6.50%, 8/01/32.........................................   2,603,090
  1,265,282 Gold Pool #C01403
            6.00%, 9/01/32.........................................   1,275,496
    245,748 Gold Pool #C01396
            6.50%, 9/01/32.........................................     251,271
  1,386,940 Gold Pool #C01404
            6.50%, 10/01/32........................................   1,418,112
      2,275 Gold Pool #C72811
            6.00%, 11/01/32........................................       2,293
      7,952 Gold Pool #C01435
            6.00%, 12/01/32........................................       8,016
    657,830 Gold Pool #C75536
            6.00%, 1/01/33.........................................     663,141
        211 Gold Pool #C75905
            6.50%, 1/01/33.........................................         216
    396,471 Gold Pool #C01500
            6.50%, 1/01/33.........................................     405,382
  4,975,010 Gold Pool #G01513
            6.00%, 3/01/33.........................................   5,015,172
  2,623,583 Gold Pool #C01511
            6.00%, 3/01/33.........................................   2,644,762
    936,092 Gold Pool #C77416
            6.00%, 3/01/33.........................................     943,649
    688,863 Gold Pool #C01647
            4.50%, 10/01/33........................................     646,153
  2,119,922 Gold Pool #A13973
            5.50%, 10/01/33........................................   2,096,640
     91,669 Gold Pool #A15024
            6.00%, 10/01/33........................................      92,338
  5,213,138 Gold Pool #A15479
            5.50%, 11/01/33........................................   5,155,884
  1,089,113 Gold Pool #A15851
            5.50%, 12/01/33........................................   1,077,152
  2,961,448 Gold Pool #A17572
            4.50%, 1/01/34.........................................   2,773,997
          1 Gold Pool #A17356
            5.00%, 1/01/34.........................................           1
 13,302,970 Gold Pool #C01847
            5.50%, 6/01/34.........................................  13,145,141
      7,412 Gold Pool #A23982
            5.50%, 6/01/34.........................................       7,324

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
$ 3,959,356 Gold Pool #A24720
            5.50%, 7/01/34........................................ $  3,912,381
  4,023,057 Gold Pool #A25473
            6.00%, 8/01/34........................................    4,050,233
     22,612 Gold Pool #A26522
            5.50%, 9/01/34........................................       22,343
    976,000 Gold Pool TBA
            6.00%, 10/15/34.......................................      980,880
  2,465,466 Gold Pool #A31234
            5.50%, 1/01/35........................................    2,436,215
  2,898,564 Gold Pool #A45093
            5.50%, 5/01/35........................................    2,859,935
  3,818,731 Gold Pool #G08067
            5.00%, 7/01/35........................................    3,674,731
  6,339,353 Gold Pool #A46630
            5.00%, 8/01/35........................................    6,100,303
  3,467,029 Gold Pool #A37876
            5.00%, 9/01/35........................................    3,336,291
    593,185 Gold Pool #A47283
            5.00%, 10/01/35.......................................      570,817
 14,000,000 Gold Pool TBA
            5.00%, 11/15/36.......................................   13,461,868
                                                                   ------------
                                                                    122,756,200
                                                                   ------------
            Federal National Mortgage Association--1.3%
     13,528 Pool #219238
            8.50%, 2/01/09........................................       13,595
    222,290 Pool #190770
            7.00%, 4/01/09........................................      222,658
     87,959 Pool #527268
            7.00%, 11/01/14.......................................       90,642
    594,578 Pool #253942
            6.00%, 9/01/16........................................      603,881
    860,254 Pool #647532
            5.50%, 5/01/17........................................      862,164
  1,355,586 Pool #555384
            5.50%, 4/01/18........................................    1,357,934
    923,200 Pool #694970
            5.50%, 4/01/18........................................      924,799
      2,281 Pool #535497
            6.50%, 8/01/30........................................        2,337
      1,467 Pool #549914
            8.50%, 9/01/30........................................        1,577
    757,494 Pool #545994
            7.00%, 10/01/32.......................................      779,637
                                                                   ------------
                                                                      4,859,224
                                                                   ------------
            Government National Mortgage Association--0.6%
        147 Pool #12766
            8.00%, 12/15/06.......................................          148

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
$    570  Pool #16080
          7.50%, 4/15/07.......................................... $        572
  33,883  Pool #21598
          8.00%, 2/15/08..........................................       34,388
   9,176  Pool #27246
          9.00%, 12/15/08.........................................        9,385
   4,983  Pool #31570
          9.50%, 6/15/09..........................................        5,168
   1,168  Pool #34366
          9.50%, 9/15/09..........................................        1,212
   8,006  Pool #34704
          9.50%, 10/15/09.........................................        8,303
   4,837  Pool #33765
          9.50%, 10/15/09.........................................        5,017
  54,464  Pool #171774
          9.00%, 9/15/16..........................................       58,261
   3,997  Pool #290313
          9.50%, 5/15/20..........................................        4,373
   1,890  Pool #336019
          7.50%, 9/15/22..........................................        1,967
 124,029  Pool #319650
          7.00%, 11/15/22 FRN.....................................      127,989
  57,833  Pool #349306
          8.00%, 2/15/23..........................................       61,176
  36,992  Pool #376445
          6.50%, 4/15/24..........................................       37,990
  32,978  Pool #384069
          7.50%, 4/15/24..........................................       34,359
 114,354  Pool #362262
          7.50%, 4/15/24..........................................      119,144
   9,855  Pool #780689
          6.50%, 12/15/27.........................................       10,135
 554,281  Pool #464686
          6.50%, 7/15/28..........................................      570,180
  24,062  Pool #511772
          8.00%, 11/15/30.........................................       25,495
  48,376  Pool #485393
          7.00%, 4/15/31..........................................       49,966
 120,000  Pool #550475
          7.00%, 5/15/31..........................................      123,943
 902,068  Pool #781336
          6.00%, 10/15/31.........................................      914,433
                                                                   ------------
                                                                      2,203,604
                                                                   ------------
          Total Mortgage-Backed Securities
          (Cost $132,047,081).....................................  129,819,028
                                                                   ------------

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           CORPORATE BONDS--21.7%
           Aerospace/Defense--0.2%
$  773,000 General Dynamics Corp.
           4.25%, 5/15/13........................................... $  731,943
                                                                     ----------
           Auto Manufacturers--0.3%
 1,162,000 DaimlerChrysler NA Holding Corp.
           7.20%, 9/01/09...........................................  1,210,747
                                                                     ----------
           Banks--0.7%
   593,000 Bank of America Corp.
           7.40%, 1/15/11...........................................    641,790
 2,035,000 Wells Fargo & Co.
           4.625%, 4/15/14..........................................  1,940,576
                                                                     ----------
                                                                      2,582,366
                                                                     ----------
           Beverages--0.4%
 1,495,000 PepsiCo, Inc.
           3.20%, 5/15/07 (a).......................................  1,475,163
                                                                     ----------
           Computers--0.3%
 1,050,000 IBM Corp.
           7.00%, 10/30/25..........................................  1,202,098
                                                                     ----------
           Computers - Software and Peripherals--0.0%
 1,643,000 Metromedia Fiber Network, Inc.
           10.00%, 12/15/09 (b).....................................         --
                                                                     ----------
           Cosmetics/Personal Care--0.5%
   510,000 Procter & Gamble Co.
           6.875%, 9/15/09..........................................    534,849
 1,264,000 Procter & Gamble Co.
           4.95%, 8/15/14...........................................  1,243,910
                                                                     ----------
                                                                      1,778,759
                                                                     ----------
           Diversified Financial Services--5.9%
 1,223,000 American General Finance Corp.,
           Series H
           5.375%, 10/01/12.........................................  1,218,941
   948,000 Capital One Bank
           5.75%, 9/15/10...........................................    961,868
   596,000 Caterpillar Financial Services Corp.
           4.30%, 6/01/10...........................................    578,810
   563,000 CIT Group, Inc.
           3.375%, 4/01/09..........................................    539,518
 2,678,000 Citigroup, Inc.
           5.10%, 9/29/11...........................................  2,669,847

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$1,808,000 Citigroup, Inc.
           6.00%, 10/31/33......................................... $ 1,829,745
 1,159,000 Countrywide Home Loans, Inc.
           2.875%, 2/15/07.........................................   1,148,523
 1,545,000 General Electric Capital Corp.
           4.125%, 9/01/09.........................................   1,507,041
   802,000 General Electric Capital Corp.
           4.875%, 10/21/10 (a)....................................     794,749
 1,693,000 Goldman Sachs Group, Inc.
           5.00%, 10/01/14.........................................   1,633,523
 1,152,000 Goldman Sachs Group, Inc.
           6.345%, 2/15/34 (a).....................................   1,144,663
 1,123,000 John Deere Capital Corp.
           3.90%, 1/15/08..........................................   1,104,090
 1,113,000 Merrill Lynch & Co., Inc.
           4.125%, 1/15/09.........................................   1,087,726
 1,130,000 Merrill Lynch & Co., Inc.
           5.48%, 3/02/09 FRN......................................   1,097,626
 2,552,000 Morgan Stanley
           4.00%, 1/15/10 (a)......................................   2,462,764
   972,000 SLM Corp.
           5.45%, 4/25/11 (a)......................................     977,968
   998,000 SLM Corp.
           5.375%, 1/15/13.........................................     995,381
                                                                    -----------
                                                                     21,752,783
                                                                    -----------
           Electric--1.9%
 2,053,000 Carolina Power & Light Co.
           5.125%, 9/15/13.........................................   2,019,072
 1,505,000 Consolidated Edison Co. of New York
           5.375%, 12/15/15 (a)....................................   1,498,617
   982,000 Dominion Resources, Inc.
           4.125%, 2/15/08.........................................     966,338
   793,000 Dominion Resources, Inc.,
           Series E
           6.75%, 12/15/32.........................................     848,395
   848,000 Exelon Corp.
           4.90%, 6/15/15..........................................     800,080
 1,079,000 Florida Power & Light Co.
           5.65%, 2/01/35..........................................   1,065,985
                                                                    -----------
                                                                      7,198,487
                                                                    -----------
           Environmental Control--0.2%
   988,000 Waste Management, Inc.
           5.00%, 3/15/14..........................................     953,485
                                                                    -----------
           Food--0.5%
   777,000 Hershey Co.
           5.30%, 9/01/11 (a)......................................     782,957

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$1,170,000 Safeway, Inc.
           4.95%, 8/16/10........................................... $1,144,066
                                                                     ----------
                                                                     1,927,023
                                                                     ----------
           Forest Products & Paper--0.4%
 1,442,000 International Paper Co.
           5.85%, 10/30/12..........................................  1,473,459
                                                                     ----------
           Gas--0.2%
   607,000 Sempra Energy
           6.00%, 2/01/13...........................................    621,899
                                                                     ----------
           Healthcare-Services--0.7%
 1,401,000 UnitedHealth Group, Inc.
           5.375%, 3/15/16..........................................  1,386,152
 1,083,000 WellPoint, Inc.
           5.00%, 1/15/11...........................................  1,068,580
                                                                     ----------
                                                                      2,454,732
                                                                     ----------
           Insurance--0.8%
 1,063,000 MetLife, Inc.
           6.50%, 12/15/32..........................................  1,143,491
   690,000 Prudential Financial, Inc.
           5.50%, 3/15/16 (a).......................................    689,596
 1,308,000 The Allstate Corp.
           5.95%, 4/01/36...........................................  1,307,056
                                                                     ----------
                                                                      3,140,143
                                                                     ----------
           Media--1.9%
 1,819,000 Comcast Corp.
           7.05%, 3/15/33 (a).......................................  1,947,838
   904,000 News America Holdings, Inc.
           9.25%, 2/01/13 (a).......................................  1,068,732
 2,052,000 Time Warner, Inc.
           6.75%, 4/15/11...........................................  2,146,148
 1,750,000 Walt Disney Co.
           5.375%, 6/01/07..........................................  1,751,143
                                                                     ----------
                                                                      6,913,861
                                                                     ----------
           Oil & Gas--1.0%
   705,000 ChevronTexaco Capital Co. (Canada)
           3.375%, 2/15/08..........................................    687,928
 1,174,000 Conoco Funding Co. (Canada)
           6.35%, 10/15/11..........................................  1,234,697
   659,000 Pemex Project Funding Master Trust
           9.125%, 10/13/10.........................................    737,751

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  903,000 Valero Energy Corp.
           6.875%, 4/15/12.......................................... $  961,342
                                                                     ----------
                                                                      3,621,718
                                                                     ----------
           Pharmaceuticals--1.0%
 2,282,000 Abbott Laboratories
           5.60%, 5/15/11...........................................  2,322,612
 1,459,000 GlaxoSmithKline Capital PLC
           (Great Britain)
           2.375%, 4/16/07..........................................  1,435,086
                                                                     ----------
                                                                      3,757,698
                                                                     ----------
           REITS--0.1%
   477,000 Simon Property Group LP
           5.60%, 9/01/11...........................................    480,552
                                                                     ----------
           Retail--2.0%
 1,140,000 Home Depot, Inc.
           4.625%, 8/15/10 (a)......................................  1,118,717
 2,131,000 Home Depot, Inc.
           5.40%, 3/01/16 (a).......................................  2,116,938
 2,562,000 Wal-Mart Stores, Inc.
           4.125%, 2/15/11 (a)......................................  2,466,427
 1,641,000 Wal-Mart Stores, Inc.
           5.25%, 9/01/35...........................................  1,534,675
                                                                     ----------
                                                                      7,236,757
                                                                     ----------
           Telecommunications--2.0%
 1,650,000 AT&T, Inc.
           6.80%, 5/15/36 (a).......................................  1,733,379
   765,000 Embarq Corp.
           7.082%, 6/01/16..........................................    780,376
 1,401,000 Global Crossing Ltd.
           8.70%, 8/01/07 (b).......................................         --
 1,076,000 Sprint Capital Corp.
           8.75%, 3/15/32...........................................  1,312,181
   608,000 Verizon Global Funding Corp.
           7.25%, 12/01/10..........................................    652,160
   936,000 Verizon Global Funding Corp.
           7.75%, 12/01/30 (a)......................................  1,072,964
 2,110,000 Verizon Virginia, Inc., Series A
           4.625%, 3/15/13..........................................  1,963,844
 1,406,000 Williams Communication Group, Inc.
           10.875%, 10/01/09 (b)....................................         --
                                                                     ----------
                                                                      7,514,904
                                                                     ----------

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
            Transportation--0.7%
$   806,000 Burlington Northern Santa Fe Corp.
            6.20%, 8/15/36......................................... $   839,698
    458,000 Canadian National Railway (Canada)
            6.20%, 6/01/36.........................................     489,448
  1,326,000 Union Pacific Corp.
            4.875%, 1/15/15 (a)....................................   1,278,308
                                                                    -----------
                                                                      2,607,454
                                                                    -----------
            Total Corporate Bonds
            (Cost $84,304,332).....................................  80,636,031
                                                                    -----------
            UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--18.7%
            Federal Home Loan Mortgage Corp.--3.9%
  4,290,000 5.00%, 2/08/08.........................................   4,282,514
  4,736,000 4.25%, 5/23/08.........................................   4,680,859
  5,613,000 4.75%, 11/17/15 (a)....................................   5,521,362
                                                                    -----------
                                                                     14,484,735
                                                                    -----------
            Federal National Mortgage Association--1.8%
    128,000 3.125%, 12/15/07 (a)...................................     125,108
    213,000 6.00%, 5/15/08.........................................     216,277
    492,000 6.125%, 3/15/12........................................     519,837
  5,971,000 5.125%, 1/02/14 (a)....................................   5,954,436
                                                                    -----------
                                                                      6,815,658
                                                                    -----------
            United States Treasury Bonds--2.3%
  4,049,000 7.125%, 2/15/23........................................   5,085,925
  3,081,000 5.375%, 2/15/31 (a)....................................   3,327,720
                                                                    -----------
                                                                      8,413,645
                                                                    -----------
            United States Treasury Notes--10.7%
  2,673,000 2.625%, 5/15/08........................................   2,585,502
  1,770,000 6.00%, 8/15/09 (a).....................................   1,834,646
    417,000 3.50%, 11/15/09 (a)....................................     403,692
  1,983,000 4.125%, 8/15/10 (a)....................................   1,950,390
 12,022,000 4.50%, 11/15/10 (a)....................................  11,980,668
  5,860,000 4.875%, 4/30/11 (a)....................................   5,925,239
  2,560,000 4.25%, 8/15/14.........................................   2,497,900
  3,458,000 4.25%, 11/15/14 (a)....................................   3,372,359
  9,070,000 4.50%, 11/15/15 (a)....................................   8,982,130
                                                                    -----------
                                                                     39,532,526
                                                                    -----------

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Total United States Government Agencies & Obligations
           (Cost $68,907,796)...................................... $69,246,564
                                                                    -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS--13.5%
           Federal Home Loan Mortgage Corp.--1.9%
$  401,196 Series 1678CA
           6.00%, 2/15/09..........................................     402,206
 1,147,432 Series R004, Class AL
           5.125%, 12/15/13........................................   1,137,841
 2,378,071 Series R002, Class AH
           4.75%, 7/15/15..........................................   2,335,237
 1,417,943 Series 2985, Class JP
           4.50%, 10/15/15.........................................   1,403,156
 1,639,855 Series 2726AG
           4.50%, 9/15/22..........................................   1,627,465
                                                                    -----------
                                                                      6,905,905
                                                                    -----------
           Government National Mortgage Association--0.3%
 1,191,911 Series 2005-76, Class A
           3.96%, 5/16/30..........................................   1,159,447
                                                                    -----------
           Whole Loan Collateral CMO--11.3%
 1,633,214 American Home Mortgage Investment Trust
           Series 2004-1, Class 1A
           5.68%, 4/25/44 FRN......................................   1,635,047
   605,856 Banc of America Mortgage Securities, Inc.
           Series 2004-I, Class 2A2
           4.70%, 10/25/34 FRN.....................................     598,208
   726,390 Bear Stearns Adjustable Rate Mortgage Trust
           Series 2005-9, Class A1
           4.625%, 10/25/35 FRN....................................     708,526
 9,566,099 Bear Stearns ALT-A Trust
           Series 2005-7, Class 11A1
           5.60%, 8/25/35 FRN......................................   9,569,456
   411,854 Bear Stearns ALT-A Trust
           Series 2006-1, Class 21A1
           5.38%, 2/25/36..........................................     410,989
 1,347,348 Bear Stearns ALT-A Trust
           Series 2006-5, Class 1A1
           5.49%, 8/25/36 FRN......................................   1,348,134
 2,692,653 GMAC Mortgage Corp. Loan Trust
           Series 2004-J2, Class A2
           5.83%, 6/25/34 FRN......................................   2,702,400
   288,592 Residential Accredit Loans, Inc.
           Series 2003-QS1, Class A1
           5.00%, 1/25/33..........................................     282,363

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  872,756 Residential Accredit Loans, Inc.
           Series 2004-QA5, Class A1
           4.23%, 12/25/34......................................... $   875,881
   426,079 Residential Accredit Loans, Inc.
           Series 2004-QA6, Class NB1
           4.92%, 12/26/34.........................................     423,279
 1,138,111 Structured Adjustable Rate Mortgage
           Loan Trust
           Series 2004-14, Class 1A
           5.07%, 10/25/34.........................................   1,148,230
 1,849,843 Structured Adjustable Rate Mortgage
           Loan Trust
           Series 2005-22, Class 1A2
           5.25%, 12/25/35.........................................   1,833,599
 4,162,171 Structured Adjustable Rate Mortgage
           Loan Trust
           Series 2005-23, Class 1A1
           5.45%, 1/25/36..........................................   4,147,211
   460,786 Structured Asset Securities Corp.
           Series 2003-8, Class 2A6
           5.00%, 4/25/33..........................................     446,213
 1,969,108 Structured Asset Securities Corp.
           Series 2005-10, Class 5A8
           5.25%, 12/25/34.........................................   1,927,534
 2,000,000 Washington Mutual, Inc.
           Series 2003-AR9, Class 1A4
           3.70%, 9/25/33..........................................   1,954,955
 3,084,414 Washington Mutual, Inc.
           Series 2004-AR7, Class B2
           3.94%, 7/25/34..........................................   2,965,779
 2,989,716 Washington Mutual, Inc.
           Series 2004-AR9, Class B3
           4.30%, 8/25/34..........................................   2,844,309
 1,489,442 Wells Fargo Mortgage Backed
           Securities Trust
           Series 2004-R, Class B3
           4.39%, 9/25/34 FRN......................................   1,414,977
 2,473,085 Wells Fargo Mortgage Backed
           Securities Trust
           Series 2005-AR3, Class 1A2
           4.18%, 3/25/35..........................................   2,435,411
 2,297,373 Wells Fargo Mortgage Backed
           Securities Trust
           Series 2005-AR8, Class 2A1
           4.49%, 6/25/35..........................................   2,276,723
                                                                    -----------
                                                                     41,949,224
                                                                    -----------

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Total Collateralized Mortgage Obligations
           (Cost $50,316,321)...................................... $50,014,576
                                                                    -----------
           COMMERCIAL MORTGAGE-BACKED SECURITIES--10.7%
$2,779,000 Banc of America Commercial Mortgage, Inc.
           Series 2004-4, Class A3
           4.13%, 7/10/42..........................................   2,705,222
 2,514,000 Banc of America Commercial Mortgage, Inc.
           Series 2005-3, Class A4
           4.67%, 7/10/43..........................................   2,399,247
   365,629 Bear Stearns Commercial Mortgage Securities
           Series 1999-WF2, Class A1
           6.80%, 7/15/31..........................................     367,597
 3,463,000 Bear Stearns Commercial Mortgage Securities
           Series 2002-TOP6, Class A2
           6.46%, 10/15/36.........................................   3,654,438
 2,659,000 Bear Stearns Commercial Mortgage Securities
           Series 2003-T10, Class A2
           4.74%, 3/13/40..........................................   2,588,514
 1,801,468 Bear Stearns Commercial Mortgage Securities
           Series 2005-T20, Class A1
           4.94%, 10/12/42.........................................   1,792,314
 3,402,000 Bear Stearns Commercial Mortgage Securities
           Series 2005-T20, Class A4A
           5.30%, 10/12/42.........................................   3,376,270
 1,920,026 Citigroup/Deutsche Bank Commercial Mortgage Trust
           Series 2005-CD1, Class A1
           5.05%, 7/15/44..........................................   1,915,502
 2,920,000 Citigroup/Deutsche Bank Commercial Mortgage Trust
           Series 2005-CD1, Class A4
           5.40%, 7/15/44..........................................   2,910,131
 2,033,637 FHLMC Multi-family Structured Pass-Through Certificates
           Series K001, Class A3
           5.47%, 1/25/12..........................................   2,045,891
 2,338,000 GE Capital Commercial Mortgage Corp.
           Series 2003-C1, Class A2
           4.09%, 1/10/38..........................................   2,282,575
 4,046,000 LB-UBS Commercial Mortgage Trust
           Series 2004-C7, Class A6
           4.79%, 10/15/29.........................................   3,911,987
 2,541,000 LB-UBS Commercial Mortgage Trust
           Series 2005-C7, Class A2
           5.10%, 11/15/30.........................................   2,535,682
 2,670,000 LB-UBS Commercial Mortgage Trust
           Series 2006-C6, Class A2
           5.26%, 9/15/39..........................................   2,679,178

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$4,350,000 Morgan Stanley Dean Witter Capital I,
           Series 2001-TOP1, Class A4
           6.66%, 2/15/33.......................................... $ 4,567,804
                                                                    -----------
           Total Commercial Mortgage-Backed Securities
           (Cost $39,975,652)......................................  39,732,352
                                                                    -----------
           ASSET-BACKED SECURITIES--4.1%
           Automobile Asset-Backed Securities--1.5%
   184,410 BMW Vehicle Owner Trust
           Series 2004-A, Class A3
           2.67%, 3/25/08..........................................     183,687
 1,568,591 Chase Manhattan Auto Owner Trust
           Series 2003-A, Class A4
           2.06%, 12/15/09.........................................   1,549,498
 1,495,000 Daimler Chrysler Auto Trust
           Series 2006-C, Class A4
           4.98%, 11/08/11.........................................   1,494,668
 2,238,130 Ford Credit Auto Owner Trust
           Series 2005-A, Class A3
           3.48%, 11/15/08.........................................   2,220,282
                                                                    -----------
                                                                      5,448,135
                                                                    -----------
           Credit Card Asset-Backed Securities--2.6%
 3,537,000 Citibank Credit Card Issuance Trust,
           Series 2000-A3, Class A3
           6.875%, 11/16/09........................................   3,600,871
   250,000 Citibank Credit Card Issuance Trust,
           Series 2002-A1, Class A1
           4.95%, 2/09/09..........................................     249,664
 1,596,000 Citibank Credit Card Issuance Trust,
           Series 2004-A1, Class A1
           2.55%, 1/20/09..........................................   1,582,867
 4,372,000 Discover Card Master Trust I,
           Series 2002-2, Class A
           5.15%, 10/15/09.........................................   4,369,759
                                                                    -----------
                                                                      9,803,161
                                                                    -----------
           Total Asset-Backed Securities
           (Cost $15,348,398)......................................  15,251,296
                                                                    -----------

BNY HAMILTON CORE BOND FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                        ------------
            TRUST PREFERRED BOND--0.4%
            Banks--0.4%
$ 1,374,000 Bank of America Corp. Capital Trust XI
            6.625%, 5/23/36
            (Cost $1,372,234).................................... $  1,449,534
                                                                  ------------

  NUMBER
 OF SHARES
 ---------
            COMMON STOCKS--0.0%
            Telecommunications--0.0%
        635 XO Holdings, Inc.*
            (Cost $0)............................................        3,099
                                                                  ------------
            WARRANTS--0.0%
            Telecommunications--0.0%
        639 Abovenet, Inc., expires 9/08/08*.....................           --
        752 Abovenet, Inc., expires 9/08/10*.....................           --
      1,270 XO Holdings, Inc. A-CW10 1/16/10*....................        1,143
        953 XO Holdings, Inc. B-CW10 Warrant 1/16/10*............          572
        953 XO Holdings, Inc. C-CW10 Warrant 1/16/10*............          362
                                                                  ------------
            Total Warrants
            (Cost $0)............................................        2,077
                                                                  ------------
            MONEY MARKET FUND--0.1%
    296,427 BNY Hamilton Money Fund (Institutional Shares),
              5.24% (c)
            (Cost $296,427)......................................      296,427
                                                                  ------------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
            LOANED--18.3%
            MONEY MARKET FUND--18.3%
 67,743,036 BNY Institutional Cash Reserve Fund, 5.34% (d)
            (Cost $67,743,036) (e)...............................   67,743,036
                                                                  ------------
            Total Investments
            (Cost $460,311,277) (f)--104.3%......................  454,194,020
            Liabilities in excess of other assets--(4.3%)........  (83,523,921)
                                                                  ------------
            Net Assets--100.0%................................... $370,670,099
                                                                  ============

FRN  Floating Rate Note. Coupon shown was in effect at September 30, 2006.

TBA  To be announced.

*   Non-income producing security.

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) Issue is currently in default.

(c) Represents annualized 7 day yield at September 30, 2006.

(d) Interest rate shown reflects the yield as of September 30, 2006.

(e) At September 30, 2006, the total market value of the Fund's securities on loan was $66,315,622 and the total value of the collateral held by the Fund was $67,743,036.

(f) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized depreciation was $6,117,257 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $1,752,779 and aggregate gross unrealized depreciation of $7,870,036.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           CORPORATE BONDS--97.1%
           Advertising--0.6%
$  595,000 Affinion Group, Inc.
           10.125%, 10/15/13 (a).................................... $  627,725
   550,000 Lamar Media Corp.*
           6.625%, 8/15/15..........................................    530,063
                                                                     ----------
                                                                      1,157,788
                                                                     ----------
           Aerospace/Defense--2.8%
   560,000 Alliant Techsystems, Inc.
           6.75%, 4/01/16 (a).......................................    553,000
 4,090,000 L-3 Communications Corp.
           7.625%, 6/15/12..........................................  4,233,150
   930,000 L-3 Communications Corp.
           6.375%, 10/15/15.........................................    909,075
                                                                     ----------
                                                                      5,695,225
                                                                     ----------
           Apparel--0.5%
   650,000 Levi Strauss & Co.
           9.75%, 1/15/15...........................................    677,625
   220,000 Levi Strauss & Co.
           8.875%, 4/01/16..........................................    220,000
                                                                     ----------
                                                                        897,625
                                                                     ----------
           Auto Parts & Equipment--0.7%
    25,000 The Goodyear Tire & Rubber Co.
           13.70%, 3/01/11 FRN......................................     28,219
 1,290,000 The Goodyear Tire & Rubber Co.
           9.00%, 7/01/15 (a).......................................  1,315,800
                                                                     ----------
                                                                      1,344,019
                                                                     ----------
           Building Materials--0.4%
   400,000 US Concrete, Inc.
           8.375%, 4/01/14..........................................    386,500
   365,000 US Concrete, Inc.*
           8.375%, 4/01/14..........................................    352,681
                                                                     ----------
                                                                        739,181
                                                                     ----------
           Cable--0.7%
   442,000 Rainbow National Services LLC*
           8.75%, 9/01/12...........................................    475,150
   885,000 Rainbow National Services LLC*
           10.375%, 9/01/14.........................................  1,004,475
                                                                     ----------
                                                                      1,479,625
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Chemicals--4.3%
$  105,000 Arco Chemical Co.
           10.25%, 11/01/10 (a)..................................... $  114,450
   775,000 Equistar Chemicals LP
           10.125%, 9/01/08.........................................    824,406
   735,000 Equistar Chemicals LP
           10.625%, 5/01/11.........................................    791,963
   276,000 Huntsman International LLC
           9.875%, 3/01/09 (a)......................................    289,110
   652,000 Huntsman LLC
           11.625%, 10/15/10........................................    723,720
   145,000 Huntsman LLC
           11.50%, 7/15/12..........................................    165,663
   875,000 IMC Global, Inc.
           Series B
           10.875%, 6/01/08.........................................    937,344
    85,000 IMC Global, Inc.
           10.875%, 8/01/13.........................................     95,200
 1,785,000 Ineos Group Holdings PLC (Great Britain)*
           8.50%, 2/15/16 (a).......................................  1,709,137
   145,000 Lyondell Chemical Co.
           11.125%, 7/15/12.........................................    158,775
   895,000 Lyondell Chemical Co.
           8.00%, 9/15/14...........................................    910,663
   645,000 Lyondell Chemical Co.
           8.25%, 9/15/16...........................................    657,900
   700,000 Reichhold Industries, Inc.*
           9.00%, 8/15/14...........................................    693,000
   336,000 Rockwood Specialties Group, Inc.
           10.625%, 5/15/11.........................................    361,200
   100,000 Rockwood Specialties Group, Inc.
           7.50%, 11/15/14 (a)......................................     99,000
                                                                     ----------
                                                                      8,531,531
                                                                     ----------
           Coal--0.4%
   880,000 Peabody Energy Corp.
           Series B
           6.875%, 3/15/13..........................................    871,200
                                                                     ----------
           Commercial Services--4.3%
   335,000 Alderwoods Group, Inc.
           7.75%, 9/15/12...........................................    362,638
   625,000 Ashtead Capital, Inc.*
           9.00%, 8/15/16 (a).......................................    650,000
   775,000 Ashtead Holdings PLC (Great Britain)*
           8.625%, 8/01/15..........................................    790,500
 1,095,000 Avis Budget Car Rental LLC*
           7.91%, 5/15/14 FRN (a)...................................  1,078,575

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$1,740,000 Corrections Corp. of America
           7.50%, 5/01/11.......................................... $ 1,787,850
    60,000 Corrections Corp. of America
           6.25%, 3/15/13 (a)......................................      59,100
 1,460,000 Hertz Corp.*
           8.875%, 1/01/14.........................................   1,536,650
   555,000 Hertz Corp.*
           10.50%, 1/01/16 (a).....................................     613,275
   290,000 Quebecor World Capital Corp. (Canada)*
           8.75%, 3/15/16 (a)......................................     280,575
 1,300,000 Service Corp. International
           7.70%, 4/15/09..........................................   1,374,750
                                                                    -----------
                                                                      8,533,913
                                                                    -----------
           Computers--0.3%
   550,000 Sungard Data Systems, Inc.
           9.97%, 8/15/13 FRN......................................     573,375
                                                                    -----------
           Diversified Financial Services--5.9%
   590,000 American Real Estate Partners LP
           7.125%, 2/15/13.........................................     590,000
   515,000 BCP Crystal US Holdings Corp.
           9.625%, 6/15/14.........................................     561,350
   445,000 Ford Motor Credit Co.
           6.625%, 6/16/08.........................................     438,445
 1,155,000 Ford Motor Credit Co.
           5.625%, 10/01/08........................................   1,108,533
 2,530,000 Ford Motor Credit Co.
           5.80%, 1/12/09..........................................   2,409,850
   735,000 Ford Motor Credit Co.
           9.96%, 4/15/12 FRN......................................     770,092
 3,200,000 GMAC LLC
           6.75%, 12/01/14.........................................   3,128,834
 2,640,000 GMAC LLC
           8.00%, 11/01/31.........................................   2,767,966
                                                                    -----------
                                                                     11,775,070
                                                                    -----------
           Electric--10.2%
   805,000 Allegheny Energy Supply
           7.80%, 3/15/11..........................................     863,363
   385,000 Allegheny Energy Supply*
           8.25%, 4/15/12..........................................     421,575
   525,000 Aquila, Inc.
           9.95%, 2/01/11..........................................     578,475
   355,000 Aquila, Inc.
           14.875%, 7/01/12........................................     467,713

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  170,000 CMS Energy Corp.
           9.875%, 10/15/07......................................... $  177,438
   200,000 CMS Energy Corp.
           8.90%, 7/15/08...........................................    210,500
   235,000 FirstEnergy Corp.
           Series C
           7.375%, 11/15/31.........................................    272,530
   364,748 FPL Energy National Wind*
           6.125%, 3/25/19..........................................    355,533
   158,400 FPL Energy Wind Funding LLC*
           6.88%, 6/27/17...........................................    161,766
 1,376,760 Homer City Funding LLC
           8.73%, 10/01/26..........................................  1,531,645
   340,000 Ipalco Enterprises, Inc.
           8.375%, 11/14/08.........................................    351,050
   140,000 Midwest Generation LLC
           8.75%, 5/01/34...........................................    150,150
   198,351 Midwest Generation LLC
           Series A
           8.30%, 7/02/09...........................................    202,442
 1,970,129 Midwest Generation LLC
           Series B
           8.56%, 1/02/16...........................................  2,094,492
   715,622 Mirant Mid Atlantic LLC
           Series B
           9.125%, 6/30/17..........................................    815,362
   405,000 Mission Energy Holdings Co.
           13.50%, 7/15/08..........................................    454,106
   190,000 MSW Energy Holdings II LLC
           Series B
           7.375%, 9/01/10 (a)......................................    190,950
   310,000 MSW Energy Holdings LLC
           8.50%, 9/01/10...........................................    320,850
 1,090,000 Nevada Power Co.
           8.25%, 6/01/11...........................................  1,205,440
    50,000 Nevada Power Co.
           9.00%, 8/15/13...........................................     54,805
    55,000 Nevada Power Co.
           Series L
           5.875%, 1/15/15 (a)......................................     55,027
   350,000 Nevada Power Co.*
           5.95%, 3/15/16...........................................    351,411
 1,520,000 NRG Energy, Inc.
           7.375%, 2/01/16..........................................  1,514,299
 1,370,000 PSEG Energy Holdings LLC
           8.625%, 2/15/08..........................................  1,428,225
   810,000 PSEG Energy Holdings LLC
           10.00%, 10/01/09.........................................    888,975

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  975,000 Reliant Energy, Inc.
           9.25%, 7/15/10.......................................... $ 1,016,438
   760,000 Reliant Energy, Inc.
           9.50%, 7/15/13 (a)......................................     792,300
   304,000 Sierra Pacific Resources
           7.80%, 6/15/12..........................................     321,888
   475,000 Sithe/Independence Funding Corp.
           Series A
           9.00%, 12/30/13.........................................     512,364
   195,447 Tenaska Alabama Partners LP*
           7.00%, 6/30/21..........................................     192,498
 1,760,000 The AES Corp.*
           8.75%, 5/15/13..........................................   1,896,399
   435,000 TXU Corp.
           Series O
           4.80%, 11/15/09 (a).....................................     426,158
                                                                    -----------
                                                                     20,276,167
                                                                    -----------
           Electrical Components & Equipment--0.4%
   530,000 General Cable Corp.
           9.50%, 11/15/10.........................................     569,750
   175,000 Legrand SA (France)
           8.50%, 2/15/25..........................................     199,063
                                                                    -----------
                                                                        768,813
                                                                    -----------
           Electronics--1.0%
 1,625,000 Fisher Scientific International, Inc.
           6.75%, 8/15/14..........................................   1,661,562
   425,000 Fisher Scientific International, Inc.
           6.125%, 7/01/15.........................................     423,938
                                                                    -----------
                                                                      2,085,500
                                                                    -----------
           Energy-Alternate Sources--0.1%
   157,102 Salton SEA Funding Corp.
           Series C
           7.84%, 5/30/10..........................................     161,790
                                                                    -----------
           Entertainment--1.6%
   645,000 Capitol Records, Inc.*
           8.375%, 8/15/09.........................................     680,475
   695,000 Isle of Capri Casinos, Inc.
           9.00%, 3/15/12..........................................     728,881
   795,000 Mohegan Tribal Gaming Authority
           6.125%, 2/15/13 (a).....................................     781,087
   190,000 Pokagon Gaming Authority*
           10.375%, 6/15/14........................................     203,538

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  685,000 Warner Music Group
           7.375%, 4/15/14.......................................... $  671,300
   265,000 WMG Holdings Corp.
           9.00%, 12/15/14 (b)......................................    198,750
                                                                     ----------
                                                                      3,264,031
                                                                     ----------
           Environmental Control--1.7%
   970,000 Allied Waste North America, Inc.
           6.375%, 4/15/11..........................................    950,600
   475,000 Allied Waste North America, Inc.
           7.25%, 3/15/15 (a).......................................    473,813
   325,000 Allied Waste North America, Inc.
           Series B
           8.50%, 12/01/08..........................................    342,063
 1,180,000 Allied Waste North America, Inc.
           Series B
           7.125%, 5/15/16 (a)......................................  1,169,674
   355,000 Casella Waste Systems, Inc.
           9.75%, 2/01/13...........................................    374,525
                                                                     ----------
                                                                      3,310,675
                                                                     ----------
           Food--3.8%
   120,000 Albertson's, Inc.
           7.50%, 2/15/11...........................................    122,857
   215,000 Albertson's, Inc.
           8.70%, 5/01/30...........................................    217,859
   350,000 Albertson's, Inc.
           8.00%, 5/01/31...........................................    341,990
   450,000 Chiquita Brands International, Inc.
           8.875%, 12/01/15 (a).....................................    417,375
 1,400,000 Del Monte Corp.
           8.625%, 12/15/12.........................................  1,475,250
   680,000 Delhaize America, Inc.
           8.125%, 4/15/11..........................................    733,236
 1,405,000 Delhaize America, Inc.
           9.00%, 4/15/31...........................................  1,652,826
   765,000 Pinnacle Foods Group, Inc.
           8.25%, 12/01/13..........................................    769,781
   675,000 Smithfield Foods, Inc.
           Series B
           8.00%, 10/15/09..........................................    708,750
   665,000 Stater Brothers Holdings
           8.125%, 6/15/12 (a)......................................    671,650
   300,000 Supervalu, Inc.
           7.875%, 8/01/09..........................................    312,440
   155,000 Swift & Co.
           10.125%, 10/01/09........................................    158,488
                                                                     ----------
                                                                      7,582,502
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Forest Products & Paper--2.0%
$  620,000 Boise Cascade LLC
           8.38%, 10/15/12 FRN...................................... $  626,200
   265,000 Boise Cascade LLC
           7.125%, 10/15/14.........................................    248,438
 1,105,000 Georgia-Pacific Corp.
           8.125%, 5/15/11..........................................  1,138,149
   955,000 Georgia-Pacific Corp.
           9.50%, 12/01/11..........................................  1,033,788
   215,000 Verso Paper Holdings LLC*
           9.125%, 8/01/14..........................................    217,419
   755,000 Verso Paper Holdings LLC*
           9.24%, 8/01/14 FRN (a)...................................    766,325
                                                                     ----------
                                                                      4,030,319
                                                                     ----------
           Gaming--0.4%
   260,000 Galaxy Entertainment Finance Co., Ltd. (British Virgin
             Islands)*
           10.42%, 12/15/10 FRN.....................................    273,000
   440,000 Galaxy Entertainment Finance Co., Ltd. (British Virgin
             Islands)*
           9.875%, 12/15/12 (a).....................................    462,550
                                                                     ----------
                                                                        735,550
                                                                     ----------
           Healthcare-Services--2.3%
   380,000 Coventry Health Care, Inc.
           8.125%, 2/15/12..........................................    399,000
   330,000 Coventry Health Care, Inc.
           6.125%, 1/15/15..........................................    329,124
 1,220,000 HCA, Inc.
           7.875%, 2/01/11..........................................  1,172,725
 2,533,000 Triad Hospitals, Inc.
           7.00%, 5/15/12...........................................  2,520,335
   210,000 US Oncology, Inc.
           9.00%, 8/15/12...........................................    218,400
                                                                     ----------
                                                                      4,639,584
                                                                     ----------
           Holding Companies-Diversified--0.9%
   540,000 Leucadia National Corp.
           7.00%, 8/15/13...........................................    548,100
   150,000 Leucadia National Corp.
           8.65%, 1/15/27...........................................    157,125
 1,040,000 Nell AF SARL (Luxembourg)*
           8.375%, 8/15/15 (a)......................................  1,037,400
                                                                     ----------
                                                                      1,742,625
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Insurance--0.6%
$  245,000 Crum & Forster Holdings Corp.
           10.375%, 6/15/13 (a)..................................... $  252,350
   295,000 Fairfax Financial Holdings Ltd. (Canada)
           7.75%, 4/26/12 (a).......................................    275,825
   235,000 Fairfax Financial Holdings Ltd. (Canada)
           7.375%, 4/15/18 (a)......................................    199,750
   310,000 Markel Capital Trust I
           Series B
           8.71%, 1/01/46...........................................    324,914
    77,000 UnumProvident Corp.
           7.625%, 3/01/11..........................................     82,225
                                                                     ----------
                                                                      1,135,064
                                                                     ----------
           Leisure Time--0.5%
   290,000 Royal Caribbean Cruises Ltd. (Liberia)
           8.75%, 2/02/11...........................................    317,351
   310,000 Royal Caribbean Cruises Ltd. (Liberia)
           6.875%, 12/01/13.........................................    310,509
   480,000 Travelport, Inc.*
           10.02%, 9/01/14 FRN (a)..................................    463,201
                                                                     ----------
                                                                      1,091,061
                                                                     ----------
           Lodging--5.3%
   515,000 Aztar Corp.
           9.00%, 8/15/11...........................................    540,106
 1,060,000 Boyd Gaming Corp.
           8.75%, 4/15/12...........................................  1,118,299
    55,000 Boyd Gaming Corp.
           7.75%, 12/15/12 (a)......................................     56,719
   805,000 Caesars Entertainment, Inc.
           8.875%, 9/15/08 (a)......................................    845,250
   145,000 Caesars Entertainment, Inc.
           7.875%, 3/15/10 (a)......................................    151,525
   900,000 Caesars Entertainment, Inc.
           8.125%, 5/15/11..........................................    954,000
    95,000 Gaylord Entertainment Co.
           8.00%, 11/15/13..........................................     97,138
   170,000 Gaylord Entertainment Co.
           6.75%, 11/15/14..........................................    163,413
   400,000 Harrah's Operating Co., Inc.
           6.50%, 6/01/16...........................................    392,808
   665,000 Hilton Hotels Corp.
           8.25%, 2/15/11...........................................    719,863
   135,000 Mandalay Resort Group
           9.50%, 8/01/08 (a).......................................    143,775

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  995,000 Mandalay Resort Group
           Series B
           10.25%, 8/01/07 (a)..................................... $ 1,032,313
   475,000 MGM Mirage
           9.75%, 6/01/07..........................................     488,656
 2,315,000 MGM Mirage
           8.50%, 9/15/10..........................................   2,474,155
   375,000 San Pasqual Casino*
           8.00%, 9/15/13..........................................     383,438
 1,010,000 Wynn Las Vegas LLC
           6.625%, 12/01/14 (a)....................................     984,750
                                                                    -----------
                                                                     10,546,208
                                                                    -----------
           Machinery-Diversified--0.7%
   680,000 Case New Holland, Inc.
           9.25%, 8/01/11..........................................     724,200
   345,000 Case New Holland, Inc.
           7.125%, 3/01/14.........................................     348,019
   390,000 Chart Industries, Inc.*
           9.125%, 10/15/15........................................     405,600
                                                                    -----------
                                                                      1,477,819
                                                                    -----------
           Media--11.1%
   560,000 Block Communications, Inc.*
           8.25%, 12/15/15.........................................     548,800
   169,168 CanWest Media, Inc. (Canada)
           8.00%, 9/15/12..........................................     167,899
 1,355,000 Dex Media East LLC
           9.875%, 11/15/09 (a)....................................   1,434,605
   285,000 Dex Media East LLC
           12.125%, 11/15/12 (a)...................................     319,556
   340,000 Dex Media West LLC
           Series B
           9.875%, 8/15/13.........................................     368,900
    85,000 Dex Media, Inc.
           9.00%, 11/15/13 (b).....................................      72,038
 1,170,000 DirecTV Holdings/Finance Co.
           8.375%, 3/15/13.........................................   1,218,263
 5,530,000 EchoStar DBS Corp.*
           7.125%, 2/01/16.........................................   5,371,012
   200,000 Gray Television, Inc.
           9.25%, 12/15/11.........................................     210,250
 1,445,000 Kabel Deutschland GmbH (Germany)*
           10.625%, 7/01/14........................................   1,556,987
   640,000 Liberty Media Corp.
           8.25%, 2/01/30 (a)......................................     642,027
   800,000 LIN Television Corp.
           6.50%, 5/15/13 (a)......................................     750,000

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  325,000 LIN Television Corp.
           Series B
           6.50%, 5/15/13.......................................... $   304,688
   805,000 Mediacom Broadband LLC
           8.50%, 10/15/15 (a).....................................     803,994
   585,000 Mediacom Broadband LLC*
           8.50%, 10/15/15.........................................     584,269
   445,000 Morris Publishing Group LLC
           7.00%, 8/01/13..........................................     422,750
   440,000 Quebecor Media, Inc. (Canada)
           7.75%, 3/15/16..........................................     442,750
   600,000 Radio One, Inc.
           Series B
           8.875%, 7/01/11.........................................     615,750
   563,000 R.H. Donnelley Finance Corp.*
           10.875%, 12/15/12 (a)...................................     622,115
 1,290,000 R.H. Donnelley, Inc.
           10.875%, 12/15/12.......................................   1,425,450
 1,540,000 Rogers Cable, Inc. (Canada)
           7.875%, 5/01/12.........................................   1,651,649
   185,000 Rogers Cable, Inc. (Canada)
           8.75%, 5/01/32 (a)......................................     219,225
 1,115,000 Sinclair Broadcast Group, Inc.
           8.75%, 12/15/11.........................................   1,167,963
 1,205,000 Sinclair Broadcast Group, Inc.
           8.00%, 3/15/12..........................................   1,227,594
                                                                    -----------
                                                                     22,148,534
                                                                    -----------
           Mining--1.5%
   465,000 FMG Finance Property Ltd. (Australia)*
           9.42%, 9/01/11 FRN (a)..................................     444,075
 2,715,000 FMG Finance Property Ltd. (Australia)*
           10.00%, 9/01/13.........................................   2,592,825
                                                                    -----------
                                                                      3,036,900
                                                                    -----------
           Miscellaneous Manufacturing--0.4%
   320,000 Koppers, Inc.
           9.875%, 10/15/13........................................     348,000
   385,000 Samsonite Corp.
           8.875%, 6/01/11.........................................     405,213
                                                                    -----------
                                                                        753,213
                                                                    -----------
           Office/Business Equipment--0.7%
 1,200,000 Xerox Corp.
           9.75%, 1/15/09..........................................   1,305,000
                                                                    -----------

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
           Oil & Gas--3.4%
$1,270,000 Chesapeake Energy Corp.
           7.50%, 9/15/13.......................................... $1,295,399
   710,000 Compton Petroleum Finance Corp. (Canada)
           7.625%, 12/01/13........................................    688,700
    80,000 Encore Acquisition Co.
           7.25%, 12/01/17.........................................     77,400
   685,000 Enterprise Products Operating LP
           7.50%, 2/01/11..........................................    731,191
   270,000 Forest Oil Corp.
           8.00%, 6/15/08..........................................    278,438
   505,000 Forest Oil Corp.
           8.00%, 12/15/11.........................................    525,200
   670,000 Kerr-McGee Corp.
           6.95%, 7/01/24..........................................    721,175
   440,000 PetroHawk Energy Corp.*
           9.125%, 7/15/13 (a).....................................    444,400
   735,000 Pioneer Natural Resources Co.
           5.875%, 7/15/16.........................................    691,935
   350,000 Pioneer Natural Resource Co.
           6.875%, 5/01/18.........................................    351,503
   540,000 Tesoro Corp.*
           6.625%, 11/01/15 (a)....................................    522,450
   460,000 Western Oil Sands, Inc. (Canada)
           8.375%, 5/01/12.........................................    495,650
                                                                    ----------
                                                                     6,823,441
                                                                    ----------
           Oil & Gas Services--0.6%
   400,000 Compagnie Generale De Geophysique SA (France)
           7.50%, 5/15/15..........................................    398,000
    15,000 Hanover Compressor Co.
           8.625%, 12/15/10........................................     15,675
   195,000 Hanover Compressor Co.
           7.50%, 4/15/13..........................................    195,975
   234,000 Hanover Equipment Trust 2001
           Series A
           8.50%, 9/01/08..........................................    238,095
   410,000 Hanover Equipment Trust II 2001
           Series B
           8.75%, 9/01/11..........................................    428,450
                                                                    ----------
                                                                     1,276,195
                                                                    ----------
           Packaging & Containers--1.9%
   539,000 Ball Corp.
           6.875%, 12/15/12........................................    545,738
   825,000 Graphic Packaging International Corp.
           9.50%, 8/15/13 (a)......................................    847,688

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  264,000 Owens-Brockway Glass Container, Inc.
           8.875%, 2/15/09.......................................... $  272,580
 1,580,000 Owens-Brockway Glass Container, Inc.
           8.75%, 11/15/12..........................................  1,674,799
   530,000 Silgan Holdings, Inc.
           6.75%, 11/15/13..........................................    526,025
                                                                     ----------
                                                                      3,866,830
                                                                     ----------
           Pipelines--3.3%
   135,000 Colorado Interstate Gas Co.
           5.95%, 3/15/15...........................................    129,778
   540,000 Colorado Interstate Gas Co.
           6.80%, 11/15/15..........................................    546,908
   170,000 Copano Energy LLC
           8.125%, 3/1/2016.........................................    172,975
   595,000 El Paso Natural Gas Co.
           8.375%, 6/15/32..........................................    684,132
 2,530,000 El Paso Natural Gas Co.
           Series A
           7.625%, 8/01/10..........................................  2,618,550
   425,000 Kinder Morgan Finance Co. (Canada)
           6.40%, 1/5/2036..........................................    381,741
   180,000 Tennessee Gas Pipeline Co.
           7.50%, 4/01/17...........................................    190,475
 1,860,000 Williams Cos., Inc.
           7.125%, 9/01/11..........................................  1,915,800
                                                                     ----------
                                                                      6,640,359
                                                                     ----------
           Real Estate--0.2%
   373,000 CB Richard Ellis Services, Inc.
           9.75%, 5/15/10...........................................    400,043
                                                                     ----------
           Real Estate Investment Trusts--1.6%
   710,000 Host Marriott LP
           Series G
           9.25%, 10/01/07..........................................    735,738
   700,000 Host Marriott LP
           Series I
           9.50%, 1/15/07...........................................    709,625
   720,000 Omega Healthcare Investors, Inc.
           7.00%, 4/01/14...........................................    716,400
   295,000 Omega Healthcare Investors, Inc.
           7.00%, 1/15/16...........................................    292,050
   430,000 The Rouse Co.
           8.00%, 4/30/09...........................................    449,879
   280,000 The Rouse Co.
           7.20%, 9/15/12...........................................    287,761
                                                                     ----------
                                                                      3,191,453
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
           Retail--2.8%
$2,130,000 Autonation, Inc.*
           7.51%, 4/15/13 FRN...................................... $2,167,274
   800,000 Autonation, Inc.*
           7.00%, 4/15/14..........................................    802,000
   160,000 GSC Holdings Corp.
           9.25%, 10/01/11 FRN.....................................    167,200
   155,000 GSC Holdings Corp.
           8.00%, 10/01/12 (a).....................................    160,425
   195,000 Inergy LP/Inergy Finance Corp.
           Series WI
           8.25%, 3/01/16..........................................    202,800
    50,000 J.C. Penney Corp., Inc.
           8.00%, 3/01/10..........................................     53,823
   285,000 J.C. Penney Corp., Inc.
           9.00%, 8/01/12..........................................    330,594
   200,000 Rite Aid Corp.
           8.125%, 5/01/10 (a).....................................    201,500
 1,050,000 Rite Aid Corp.
           9.50%, 2/15/11 (a)......................................  1,090,688
   155,000 Rite Aid Corp.
           7.50%, 1/15/15..........................................    147,638
   280,000 United Auto Group, Inc.
           9.625%, 3/15/12.........................................    298,200
                                                                    ----------
                                                                     5,622,142
                                                                    ----------
           Semiconductors--2.4%
 1,462,000 Advanced Micro Devices, Inc.
           7.75%, 11/01/12.........................................  1,487,585
   260,000 Avago Technologies Finance (Singapore)*
           10.90%, 6/01/13 FRN (a).................................    272,350
   890,000 Avago Technologies Finance (Singapore)*
           10.125%, 12/01/13 (a)...................................    947,850
   785,000 Freescale Semiconductor, Inc.
           6.875%, 7/15/11.........................................    830,138
 1,150,000 Freescale Semiconductor, Inc.
           7.125%, 7/15/14.........................................  1,239,125
                                                                    ----------
                                                                     4,777,048
                                                                    ----------
           Telecommunications--14.5%
 1,000,000 AT&T Corp.
           8.00%, 11/15/31 (c).....................................  1,225,938
 1,865,000 Citizens Communications Co.
           9.25%, 5/15/11..........................................  2,065,487
 1,050,000 Citizens Communications Co.
           9.00%, 8/15/31 (a)......................................  1,131,375

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  430,000 Embarq Corp.
           6.74%, 6/01/13 (a)....................................... $  443,007
 2,440,000 Embarq Corp.
           8.00%, 6/01/36...........................................  2,591,313
   670,000 GCI, Inc.
           7.25%, 2/15/14...........................................    649,900
   622,000 Inmarsat Finance PLC (Great Britain)
           7.625%, 6/30/12..........................................    643,770
   835,000 Inmarsat Finance PLC (Great Britain)
           10.375%, 11/15/12 (b)....................................    743,150
   325,000 Intelsat Subsidiary Holding Co., Ltd. (Bermuda)
           10.48%, 1/15/12 FRN......................................    331,094
 1,630,000 Intelsat Subsidiary Holding Co., Ltd. (Bermuda)
           8.25%, 1/15/13...........................................  1,658,525
 1,200,000 Nordic Telephone Co. Holdings ApS (Denmark)
           8.875%, 5/01/16 (a)......................................  1,267,500
 1,830,000 NTL Cable PLC (Great Britain)
           8.75%, 4/15/14 (a).......................................  1,907,774
 1,100,000 NTL Cable PLC (Great Britain)
           9.125%, 8/15/16..........................................  1,141,250
   520,000 PanAmSat Corp.
           6.375%, 1/15/08..........................................    521,300
 1,072,000 PanAmSat Corp.
           9.00%, 8/15/14...........................................  1,112,200
   720,000 PanAmSat Corp.*
           9.00%, 6/15/16...........................................    745,200
   385,000 Qwest Communications International, Inc.
           8.91%, 2/15/09 FRN.......................................    394,144
   215,000 Qwest Communications International, Inc.
           7.25%, 2/15/11 (a).......................................    216,075
 1,255,000 Qwest Corp.
           7.875%, 9/01/11..........................................  1,324,025
    90,000 Qwest Corp.
           8.875%, 3/15/12..........................................     98,663
   500,000 Qwest Corp.
           8.64%, 6/15/13 FRN.......................................    537,500
   355,000 Qwest Corp.
           7.625%, 6/15/15..........................................    370,088
   410,000 Qwest Corp.
           8.875%, 6/01/31..........................................    429,475
   170,000 Rogers Wireless, Inc. (Canada)
           8.52%, 12/15/10 FRN (a)..................................    173,400
 1,490,000 Rogers Wireless, Inc. (Canada)
           9.625%, 5/01/11..........................................  1,691,150
   380,000 Rogers Wireless, Inc. (Canada)
           7.25%, 12/15/12..........................................    399,475

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                        ------------
$   930,000 Rogers Wireless, Inc. (Canada)
            6.375%, 3/01/14...................................... $    931,163
    155,000 Rogers Wireless, Inc. (Canada)
            7.50%, 3/15/15.......................................      166,238
    325,000 Rogers Wireless, Inc. (Canada)
            9.75%, 6/01/16.......................................      409,500
    345,000 Valor Telecommunication Enterprises LLC
            7.75%, 2/15/15.......................................      369,150
  2,925,000 Windstream Corp.*
            8.625%, 8/01/16......................................    3,144,374
                                                                  ------------
                                                                    28,833,203
                                                                  ------------
            Transportation--0.3%
    560,000 CHC Helicopter Corp. (Canada)
            7.375%, 5/01/14......................................      530,600
                                                                  ------------
            Total Corporate Bonds
            (Cost $193,376,418)..................................  193,651,221
                                                                  ------------
            TRUST PREFERRED BOND--0.5%
            Insurance--0.4%
    840,000 AFC Capital Trust I
            Series B
            8.21%, 2/03/27
            (Cost $846,115)......................................      877,233
                                                                  ------------
  NUMBER
    OF
  SHARES
  ------
            MONEY MARKET FUND--1.7%
  3,408,531 BNY Hamilton Money Fund (Institutional Shares),
              5.24% (d)
            (Cost $3,408,531)....................................    3,408,531
                                                                  ------------
            INVESTMENT OF CASH COLLATERAL ON SECURITIES
            LOANED--12.9%
            MONEY MARKET FUND--12.9%
 25,752,617 BNY Institutional Cash Reserve Fund, 5.34% (e)
            (Cost $25,752,617) (f)...............................   25,752,617
                                                                  ------------
            Total Investments
            (Cost $223,383,681) (g)--112.2%......................  223,689,602
            Liabilities in excess of other assets--(12.2%).......  (24,275,482)
                                                                  ------------
            Net Assets--100.0%................................... $199,414,120
                                                                  ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN Floating Rate Note. Coupon shown was in effect at September 30, 2006.
(a)Securities, or portion thereof, were on loan at September 30, 2006.
(b)Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon becomes effective.
(c)Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.
(d)Represents annualized 7 day yield at September 30, 2006.
(e)Interest rate reflects the yield as of September 30, 2006.
(f)At September 30, 2006, the total market value of the Fund's securities on loan was $25,141,438 and the total value of the collateral held by the Fund was $25,752,617.
(g)The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $305,921 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,162,209 and aggregate gross unrealized depreciation of $1,856,288.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--49.7%
           Federal Home Loan Mortgage Corp.--10.6%
$9,500,000 5.75%, 4/15/08.......................................... $ 9,604,120
 2,200,000 6.25%, 7/15/32..........................................   2,548,562
                                                                    -----------
                                                                     12,152,682
                                                                    -----------
           Federal National Mortgage Association--9.4%
 6,050,000 4.375%, 3/15/13.........................................   5,858,208
   725,000 5.125%, 1/02/14.........................................     722,989
 2,375,000 6.25%, 5/15/29..........................................   2,713,286
 1,300,000 6.625%, 11/15/30........................................   1,560,975
                                                                    -----------
                                                                     10,855,458
                                                                    -----------
           Tennessee Valley Authority--0.7%
   650,000 6.15%, 1/15/38..........................................     749,755
                                                                    -----------
           United States Treasury Bonds--3.7%......................
 2,000,000 7.25%, 5/15/16..........................................   2,397,032
 1,175,000 6.125%, 11/15/27........................................   1,374,291
   500,000 5.25%, 2/15/29..........................................     528,711
                                                                    -----------
                                                                      4,300,034
                                                                    -----------
           United States Treasury Notes--25.3%
 3,025,000 6.625%, 5/15/07.........................................   3,054,424
 2,950,000 2.75%, 8/15/07..........................................   2,894,688
 1,600,000 4.75%, 11/15/08.........................................   1,602,187
 7,950,000 5.75%, 8/15/10..........................................   8,273,589
 8,625,000 5.00%, 8/15/11..........................................   8,791,100
   750,000 3.875%, 2/15/13.........................................     720,381
 3,950,000 4.25%, 8/15/15..........................................   3,842,453
                                                                    -----------
                                                                     29,178,822
                                                                    -----------
           Total United States Government Agencies &
             Obligations (Cost $56,879,726)........................  57,236,751
                                                                    -----------

           MORTGAGE-BACKED SECURITIES--31.8%
           Federal Home Loan Mortgage Corp.--13.1%
    36,217 Gold Pool #M70034
           7.50%, 6/01/08..........................................      36,620
    18,741 Gold Pool #E00227
           6.00%, 7/01/08..........................................      18,740
    51,246 Gold Pool #E49415
           6.50%, 7/01/08..........................................      51,493
     1,465 Pool #184275
           8.25%, 9/01/08..........................................       1,484

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
$  109,472 Gold Pool #M80707
           5.50%, 10/01/08......................................... $  109,011
       972 Pool #160062
           9.50%, 10/01/08.........................................        996
     1,094 Pool #160065
           9.50%, 11/01/08.........................................      1,120
     1,085 Pool #160066
           9.75%, 11/01/08.........................................      1,117
    11,107 Pool #251974
           8.50%, 4/01/09..........................................     11,180
    26,144 Pool #185964
           8.50%, 2/01/10..........................................     26,131
    19,046 Gold Pool #E20201
           7.50%, 10/01/10.........................................     19,487
    87,541 Gold Pool #G10439
           6.50%, 1/01/11..........................................     88,667
    15,005 Gold Pool #E00417
           7.00%, 2/01/11..........................................     15,301
    58,632 Gold Pool #G90011
           8.50%, 8/17/11..........................................     58,898
    42,698 Gold Pool #E00461
           7.50%, 12/01/11.........................................     43,922
   124,641 Gold Pool #C90017
           6.50%, 4/01/13..........................................    128,231
    67,897 Gold Pool #D90113
           6.50%, 6/01/13..........................................     69,852
    37,747 Gold Pool #G11072
           7.50%, 12/01/15.........................................     39,315
    37,197 Gold Pool #G30052
           7.50%, 6/01/16..........................................     38,793
   617,054 Pool #420008
           5.34%, 1/01/17 FRN......................................    617,561
   193,482 Gold Pool #B50377
           6.50%, 1/01/17..........................................    197,587
   103,263 Gold Pool #G30080
           7.50%, 8/01/17..........................................    107,675
   276,481 Gold Pool #C90185
           7.50%, 9/01/17..........................................    288,291
   150,263 Gold Pool #D92715
           6.00%, 11/01/18.........................................    152,826
   766,016 Gold Pool #C90241
           6.50%, 12/01/18.........................................    788,140
     4,530 Pool #555045
           8.00%, 5/01/19..........................................      4,586
 1,386,989 Gold Pool #C90290
           7.00%, 8/01/19..........................................  1,435,239
    31,208 Gold Pool #A01217
           8.50%, 4/01/20..........................................     32,818
   802,350 Gold Pool #C90484
           6.00%, 10/01/21.........................................    814,537

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$1,468,094 Gold Pool #C90492
           6.00%, 11/01/21......................................... $ 1,490,392
   476,134 Gold Pool #C90503
           6.00%, 12/01/21.........................................     483,366
    52,520 Gold Pool #C00098
           8.00%, 2/01/22..........................................      55,224
   109,308 Gold Pool #G80140
           7.00%, 12/17/22.........................................     112,131
    58,944 Gold Pool #D36389
           8.00%, 1/01/23..........................................      61,913
    47,109 Gold Pool #G00356
           7.00%, 6/01/25..........................................      48,592
     9,652 Gold Pool #D67014
           7.50%, 1/01/26..........................................      10,041
   124,377 Gold Pool #G01480
           7.50%, 12/01/26.........................................     129,164
   166,554 Gold Pool #C00490
           8.00%, 1/01/27..........................................     175,512
    89,601 Gold Pool #C20273
           6.00%, 6/01/28..........................................      90,549
    12,460 Gold Pool #C00664
           7.50%, 9/01/28..........................................      12,954
     4,870 Pool #420171
           5.75%, 2/01/30 FRN......................................       4,894
   201,768 Gold Pool #G01130
           8.00%, 2/01/30..........................................     212,528
   178,080 Pool #789483
           5.64%, 6/01/32 FRN......................................     181,458
   493,613 Gold Pool #C69955
           6.50%, 8/01/32..........................................     504,707
 4,543,170 Gold Pool #A15088
           5.50%, 10/01/33.........................................   4,493,274
 1,880,565 Gold Pool #A47056
           5.00%, 9/01/35..........................................   1,809,651
                                                                    -----------
                                                                     15,075,968
                                                                    -----------
           Federal National Mortgage Association--14.4%
    14,833 Pool #195152
           7.00%, 1/01/08..........................................      14,858
    17,840 Pool #81860
           8.00%, 4/01/09..........................................      17,824
    43,680 Pool #278437
           7.50%, 5/01/09..........................................      44,478
    43,392 Pool #535630
           6.00%, 12/01/10.........................................      43,675
   177,404 Pool #406590
           6.25%, 11/01/12.........................................     180,129
    97,461 Pool #482513
           5.50%, 1/01/14..........................................      97,893
   208,531 Pool #535633
           5.50%, 12/01/14.........................................     209,457

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  102,871 Pool #323956
           7.50%, 12/01/14.......................................... $  107,064
   839,260 Pool #535377
           8.00%, 6/01/15...........................................    879,296
   195,425 Pool #535634
           5.50%, 8/01/15...........................................    196,292
   555,564 Pool #6222
           9.00%, 4/01/16...........................................    574,698
   708,020 Pool #733886
           5.50%, 12/01/17..........................................    709,592
   624,451 Pool #711995
           4.00%, 9/01/18...........................................    592,132
 1,104,724 Pool #252210
           6.50%, 2/01/19...........................................  1,136,247
   125,581 Pool #252711
           7.00%, 9/01/19...........................................    129,977
   266,680 Pool #86688
           5.11%, 10/01/19 FRN......................................    267,269
   337,677 Pool #254044
           6.50%, 10/01/21..........................................    346,598
   414,921 Pool #254232
           6.50%, 3/01/22...........................................    425,723
    24,017 Pool #124118
           9.00%, 3/01/22...........................................     25,833
   449,450 Pool #254354
           7.00%, 5/01/22...........................................    464,330
    19,301 Pool #159860
           7.50%, 6/01/22...........................................     20,022
   146,889 Pool #164906
           6.87%, 7/01/22...........................................    150,995
    41,294 Pool #50748
           7.50%, 6/01/23...........................................     42,864
   165,004 Pool # 255052
           4.00%, 11/01/23..........................................    153,187
   135,437 Pool #334595
           7.50%, 11/01/23..........................................    141,304
   111,609 Pool #326382
           7.00%, 3/01/24...........................................    114,893
   203,512 Pool #255232
           4.50%, 5/01/24...........................................    193,495
   149,120 Pool #300404
           7.00%, 5/01/24...........................................    153,746
     6,711 Pool #64195
           8.35%, 11/01/24 FRN......................................      6,736
    63,659 Pool #70319
           7.84%, 12/01/24 FRN......................................     66,859
   126,102 Pool #308497
           8.00%, 5/01/25...........................................    133,449
    22,727 Pool #320514
           6.50%, 9/01/25...........................................     23,285

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
$  401,322 Pool #335054
           6.00%, 1/01/26.......................................... $  407,075
   110,749 Pool #446431
           8.50%, 10/01/26.........................................    118,402
   122,115 Pool #415330
           8.00%, 12/01/26.........................................    129,040
   523,229 Pool #504474
           5.44%, 1/01/27 FRN......................................    530,850
    99,800 Pool #496045
           8.00%, 1/01/28..........................................    105,366
    44,774 Pool #251498
           6.50%, 2/01/28..........................................     45,873
    38,749 Pool #403470
           6.00%, 5/01/28..........................................     39,495
    32,081 Pool #441759
           6.00%, 9/01/28..........................................     32,410
 1,109,898 Pool #252034
           7.00%, 9/01/28..........................................  1,147,857
   626,695 Pool #755598
           5.00%, 11/01/28.........................................    604,294
    53,493 Pool #449154
           6.00%, 12/01/28.........................................     54,043
    82,691 Pool #457916
           7.50%, 12/01/28.........................................     86,428
   496,831 Pool #70849
           4.95%, 1/01/29 FRN......................................    504,338
   296,192 Pool #252334
           6.50%, 2/01/29..........................................    304,688
    73,044 Pool #252518
           7.00%, 5/01/29..........................................     75,560
    39,145 Pool #252570
           6.50%, 7/01/29..........................................     40,109
    24,251 Pool #535182
           8.00%, 10/01/29.........................................     25,784
   100,755 Pool #569042
           7.50%, 11/01/29.........................................    104,646
    95,103 Pool #530528
           6.65%, 4/01/30 FRN......................................     97,083
   196,210 Pool #601649
           6.00%, 9/01/31..........................................    198,900
   681,817 Pool #606866
           5.99%, 10/01/31 FRN.....................................    689,061
   216,634 Pool #587839
           6.00%, 10/01/31.........................................    218,441
   111,802 Pool #615519
           6.00%, 11/01/31.........................................    112,734
   514,342 Pool #254484
           6.50%, 12/01/31.........................................    526,985
    30,993 Pool #645256
           6.50%, 7/01/32..........................................     31,677
   348,016 Pool #555522
           5.00%, 6/01/33..........................................    335,587

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
 $426,839 Pool #743490
          4.00%, 10/01/33.......................................... $   387,840
  260,792 Pool #776565
          4.00%, 4/01/34...........................................     236,946
  390,118 Pool #552466
          6.09%, 6/01/34 FRN.......................................     392,761
  686,617 Pool #827804
          6.00%, 3/01/35...........................................     692,344
  626,992 Pool #555255
          6.16%, 4/01/40 FRN.......................................     635,195
                                                                    -----------
                                                                     16,576,012
                                                                    -----------
          Government National Mortgage Association--4.3%...........
      353 Pool #14295
          8.00%, 1/15/07...........................................         356
   36,441 Pool #367439
          5.50%, 12/15/08..........................................      36,369
   55,668 Pool #360837
          6.50%, 3/15/09...........................................      56,094
  183,187 Pool #456880
          6.50%, 5/15/13...........................................     187,116
   64,298 Pool #476328
          7.00%, 6/15/13...........................................      66,284
   76,324 Pool #483935
          5.50%, 12/15/13..........................................      76,540
   63,403 Pool #3005
          7.50%, 11/20/15..........................................      66,064
   88,334 Pool #3018
          7.50%, 12/20/15..........................................      92,041
  414,818 Pool #569502
          5.00%, 1/15/17...........................................     410,482
  105,237 Pool #583202
          5.50%, 3/15/17...........................................     105,676
    3,215 Pool #204365
          9.00%, 3/15/17...........................................       3,441
1,019,117 Pool #781586
          4.50%, 4/15/18...........................................     989,312
   69,170 Pool #247223
          9.00%, 4/15/18...........................................      74,179
    1,237 Pool #177793
          9.50%, 5/15/19...........................................       1,351
   51,195 Pool #512821
          6.50%, 6/15/19...........................................      52,388
    2,428 Pool #284645
          8.50%, 2/15/20...........................................       2,607
  225,306 Pool #3706
          4.50%, 5/20/20...........................................     217,601
  274,365 Pool #304288
          7.68%, 1/15/22...........................................     288,392
   29,869 Pool #8061
          5.13%, 10/20/22 FRN......................................      29,906

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$    2,848 Pool #319650
           7.00%, 11/15/22......................................... $     2,939
    41,652 Pool #356770
           7.50%, 4/15/23..........................................      43,373
     7,108 Pool #350532
           6.50%, 6/15/23..........................................       7,296
   105,922 Pool #351405
           6.50%, 1/15/24..........................................     108,779
     9,652 Pool #359470
           7.00%, 1/15/24..........................................       9,970
    21,639 Pool #376445
           6.50%, 4/15/24..........................................      22,223
     7,306 Pool #386348
           7.50%, 6/15/24..........................................       7,612
   136,231 Pool #780035
           6.50%, 7/15/24..........................................     139,906
   111,585 Pool #2080
           7.50%, 9/20/25..........................................     115,547
    54,071 Pool #780459
           7.00%, 11/15/26.........................................      55,896
    49,160 Pool #2345
           8.50%, 12/20/26.........................................      52,542
    13,257 Pool #464704
           8.00%, 7/15/28..........................................      14,056
    55,767 Pool #2807
           6.00%, 9/20/29..........................................      56,438
    49,147 Pool #564751
           6.00%, 8/15/31..........................................      49,820
    75,277 Pool #3330
           4.50%, 12/20/32.........................................      70,443
   617,578 Pool #623373
           4.50%, 1/20/34..........................................     575,572
   910,057 Pool #616896
           6.00%, 11/15/35.........................................     921,222
                                                                    -----------
                                                                      5,009,833
                                                                    -----------
           Total Mortgage-Backed Securities
           (Cost $36,964,873)......................................  36,661,813
                                                                    -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS--6.6%
           Federal Home Loan Mortgage Corp.--1.6%
     7,286 Series 1176-H
           8.00%, 12/15/06.........................................       7,281
   557,938 Series 1602-H
           6.50%, 10/15/23.........................................     556,783
 1,175,000 Series 1627-PJ
           6.00%, 3/15/23..........................................   1,179,043
    86,200 Series 2123-PE
           6.00%, 12/15/27.........................................      86,410
                                                                    -----------
                                                                      1,829,517
                                                                    -----------

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
            Federal National Mortgage Association--4.9%
$   291,583 Series 1988-15A
            9.00%, 6/25/18........................................ $    309,842
    197,372 Series 1992-136PK
            6.00%, 8/25/22........................................      200,345
     47,299 Series 1992-172M
            7.00%, 9/25/22........................................       49,135
    775,810 Series 1993-149M
            7.00%, 8/25/23........................................      808,606
  2,734,935 Series 1993-178PK
            6.50%, 9/25/23........................................    2,818,246
  1,242,000 Series 1993-203PL
            6.50%, 10/25/23.......................................    1,273,095
     39,945 Series 1993-253H PO
            0.00%, 11/25/23.......................................       33,266
    197,708 Series 1993-255E
            7.10%, 12/25/23.......................................      207,857
                                                                   ------------
                                                                      5,700,392
                                                                   ------------
            Government National Mortgage Association--0.1%
     71,235 Series 1999-13PC
            6.00%, 3/20/28........................................       71,200
                                                                   ------------
            Total Collateralized Mortgage Obligations
            (Cost $ 7,494,411)....................................    7,601,109
                                                                   ------------
  NUMBER
 OF SHARES
 ---------
            MONEY MARKET FUND--11.8%
 13,595,880 BNY Hamilton Treasury Money Fund
            (Institutional Shares) 5.05% (a)
            (Cost $13,595,880)....................................   13,595,880
                                                                   ------------

            Total Investments
            (Cost $114,934,890) (b)--99.9%........................  115,095,553
            Other assets less liabilities--0.1%...................      164,519
                                                                   ------------
            Net Assets--100.0%.................................... $115,260,072
                                                                   ============

FRN Floating rate note. Coupon shown was in effect at September 30, 2006.

    Maturity date represents ultimate maturity.

PO  Principal Only.

(a) Represents annualized 7-day yield at September 30, 2006.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $ 160,66 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $1,309,358 and aggregate gross unrealized depreciation of $1,148,695.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments

September 30, 2006 (Unaudited)

                                         MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                  RATINGS*   RATE     DATE      VALUE
---------                                -------- -------- -------- -----------
             MUNICIPAL BONDS--98.4%
             Education--5.5%
$1,000,000   Dutchess County, New York,
               Industrial
             Development Agency (Bard
               College Civic Facilities)  A3/NR     5.75%   8/01/08 $ 1,038,360
 1,000,000   New York State Dormitory
               Authority Revenue,
               Columbia University...... Aaa/AAA    5.00    7/01/12   1,079,150
   405,000   New York State Dormitory
               Authority, Fordham
               University, FGIC Insured
               +........................ NR/AAA     5.00    7/01/18     430,321
 1,500,000   New York State Dormitory
               Authority
             Revenue, New York
               University, FGIC Insured+ Aaa/AAA    5.00    7/01/21   1,599,090
 1,500,000   New York State Dormitory
               Authority,
             New York University,
               Series A, AMBAC Insured+. Aaa/AAA    5.50    7/01/09   1,580,085
   500,000   New York State Dormitory
               Authority, Rochester
               Institute of Technology,
               AMBAC Insured +.......... Aaa/AAA    5.00    7/01/13     521,775
                                                                    -----------
                                                                      6,248,781
                                                                    -----------
             General Obligations--12.3%
   200,000   Bethlehem, New York, AMBAC
               Insured +................ Aaa/AAA    7.10   11/01/07     207,414
 1,000,000   Katonah-Lewisboro, New
               York, Union Free School
               District, Series B, FGIC
               Insured +................ Aaa/NR     5.00    9/15/15   1,102,860
 1,000,000   New York, New York.........  A1/A+     5.00    8/01/14   1,023,790
 1,000,000   New York State, Series A...  A1/AA     4.00    3/15/08   1,007,330
 2,750,000   New York State, Series A...  A1/AA     5.25    3/15/15   2,953,005
 1,000,000   New York, New York, Series
               A........................ A1/AA-     5.00    8/01/18   1,078,090
   500,000   New York, New York, Series
               A........................  A1/A+     6.25    8/01/08     508,435
   525,000   New York, New York, Series
               C........................  A1/A+     5.50    8/15/08     543,202
    50,000   New York, New York, Series
               E........................  A1/A+     7.50    2/01/07      50,150
 1,000,000   New York, New York, Series
               M, FSA Insured +......... Aaa/AAA    5.00    4/01/18   1,078,070
 1,500,000   Onondaga County, New York,
               Series A................. Aa2/AA+    5.00    5/01/17   1,592,925
 1,000,000   Orange County, New York,
               Series A................. Aa1/NR     5.00    7/15/19   1,084,660
 1,000,000   Orange County, New York,
               Series A................. Aa1/NR     5.00    7/15/20   1,082,720
   500,000   Rockland County, New York,
               Series A................. A1/AA-     5.00   10/01/15     530,860
                                                                    -----------
                                                                     13,843,511
                                                                    -----------
             Healthcare--6.1%
 1,000,000   New York State Dormitory
               Authority Revenue,
               Memorial Sloan-
               Kettering Center, Series
               1........................ Aa2/AA     5.00    7/01/11   1,058,390

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
PRINCIPAL                                   /S&P   INTEREST MATURITY
 AMOUNT                                   RATINGS*   RATE     DATE     VALUE
---------                                 -------- -------- -------- ----------
$3,250,000   New York State Dormitory
               Authority Revenue,
               Memorial Sloan- Kettering
               Center, Series 1, MBIA
               Insured +................. Aaa/AAA    5.00%   7/01/20 $3,478,247
   680,000   New York State Medical Care
               Facilities Finance Agency
               Revenue, Series A, SONYMA
               Insured +.................  NR/NR     6.38   11/15/20    694,940
 1,100,000   Westchester County, New
               York, Healthcare Corp.,
               Series B.................. Aaa/AAA    5.13   11/01/15  1,153,834
   400,000   Westchester County, New
               York, Healthcare Corp.,
               Series B.................. Aaa/AAA    5.25   11/01/11    425,656
                                                                      6,811,067
                                                                     ----------
             Housing--4.7%
    55,000   New York State Housing
               Finance Agency,
               Multi-Family Mortgage,
               Series A, FHA Insured +... Aaa/AA     7.00    8/15/22     55,713
 1,000,000   New York State Mortgage
               Revenue - Homeowner
               Mortgage, Series 70....... Aa1/NR     5.38   10/01/17  1,018,430
 1,000,000   New York State Mortgage
               Revenue - Homeowner
               Mortgage, Series 80....... Aa1/NR     5.10   10/01/17  1,030,000
 1,000,000   New York State Mortgage
               Revenue - Homeowner
               Mortgage, Series 95....... Aa1/NR     5.50   10/01/17  1,044,280
 1,000,000   Puerto Rico Housing Finance
               Authority, Capital Fund
               Program................... Aa3/AA     5.00   12/01/19  1,059,910
 1,000,000   Puerto Rico Housing Finance
               Authority, Capital Fund
               Program................... Aa3/AA     5.00   12/01/18  1,062,470
                                                                     ----------
                                                                      5,270,803
                                                                     ----------
             Industrial Development--2.0%
 1,175,000   Hempstead Township, New
               York, Industrial
               Development Agency
               (American Refinery Fuel
               Co. Project), MBIA
               Insured +................. Aaa/AAA    5.00   12/01/07  1,193,788
 1,000,000   Hempstead Township, New
               York, Industrial
               Development Agency
               (American Refinery Fuel
               Co. Project), MBIA
               Insured +................. Aaa/AAA    5.00   12/01/09  1,022,180
                                                                     ----------
                                                                      2,215,968
                                                                     ----------
             Other--3.3%
 1,650,000   Liberty, New York
               Development Corp.
               Revenue, (Goldman Sachs
               Headquarters)............. Aa3/A+     5.00   10/01/15  1,788,683
 1,800,000   New York State Dormitory
               Authority, Lease Revenue
               Court Facilities,
               Westchester County, AMBAC
               Insured+.................. Aa1/AA+    5.13    8/01/12  1,880,820
                                                                     ----------
                                                                      3,669,503
                                                                     ----------

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                           MOODY'S
PRINCIPAL                                    /S&P   INTEREST   MATURITY
 AMOUNT                                    RATINGS*   RATE       DATE      VALUE
---------                                  -------- --------   -------- -----------
             Pre-Refunded/Escrowed
               Securities--8.9%
$1,000,000   Erie County, New York, Water
               Authority, Waterworks
               Revenue, Series A, AMBAC
               Insured +.................. Aaa/AAA    5.07(a)% 12/01/06 $   994,090
 1,000,000   Metropolitan Transportation
               Authority New York,
               Transportation Facilities
               Revenue, Series B-2, MBIA
               Insured +, ETM............. Aaa/AAA    5.00      7/01/17   1,030,210
   595,000   New York State Dormitory
               Authority, FGIC Insured +.. NR/AAA     5.00      7/01/18     639,524
 1,000,000   New York State Dormitory
               Authority Lease Revenue,
               Series A...................  A2/A+     5.38      5/15/21   1,101,000
   860,000   New York State Dormitory
               Authority Revenue, Mental
               Health Facilities, Series B NR/AA-     5.25      2/15/18     945,346
   600,000   New York State Dormitory
               Authority Revenue, New
               York Public Library,
               Series A, MBIA Insured +,
               ETM........................ Aaa/AAA    3.65      7/01/10     524,754
   390,000   New York State Environmental
               Facilities Corp., Series
               C, ETM..................... Aaa/AAA    5.25      6/15/12     404,297
    85,000   New York State Housing
               Finance Agency, State
               University Construction,
               ETM........................ Aaa/AAA    6.50     11/01/06      85,220
 1,000,000   New York State Thruway
               Authority Service Contract
               Revenue, Highway & Bridge
               Trust Fund, Series B, MBIA
               Insured +.................. Aaa/AAA    5.25      4/01/16   1,077,330
   145,000   New York State Urban
               Development Corp.,
               Lien-Corp. Purpose......... Aaa/AAA    5.50      7/01/16     149,888
   990,000   New York State Urban
               Development Corp.,
               Personal Income Tax
               Facility, Series A.........  A1/AA     5.38      3/15/17   1,077,526
   750,000   Suffolk County, New York,
               Series B, FGIC Insured +... Aaa/AAA    5.00     10/01/13     791,993
   120,000   Suffolk County, New York,
               Water Authority,
               Waterworks Revenue, MBIA
               Insured +.................. Aaa/AAA    4.00      6/01/14     123,406
 1,000,000   Triborough Bridge & Tunnel
               Authority, General
               Purpose, Series Y, ETM..... Aa2/AAA    6.00      1/01/12   1,085,950
                                                                        -----------
                                                                         10,030,534
                                                                        -----------
             Special Tax--16.8%
 2,000,000   Metropolitan Transportation
               Authority Dedicated Tax
               Fund, Series A, FGIC
               Insured +.................. Aaa/AAA    5.25     11/15/15   2,148,320

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                         MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                  RATINGS*   RATE     DATE      VALUE
---------                                -------- -------- -------- -----------
$  850,000 Municipal Assistance Corp.
           for New York, Series G....... Aaa/AAA    6.00%   7/01/07 $   866,040
 1,000,000 Nassau County, New York,
           Interim Finance Authority,
           MBIA Insured +............... Aaa/AAA    5.00   11/15/16   1,091,220
 1,000,000 Nassau County, New York,
           Interim Finance Authority
           Sales Tax, Series A, AMBAC
           Insured +.................... Aaa/AAA    5.00   11/15/17   1,074,920
 1,500,000 Nassau County, New York,
           Interim Finance Authority,
           Series B, AMBAC Insured +.... Aaa/AAA    5.00   11/15/16   1,610,730
 2,000,000 New York, New York City
           Transitional Finance
           Authority, Series A.......... Aa1/AA+    5.50   11/15/17   2,194,520
   930,000 New York, New York City
           Transitional Finance
           Authority, Series B,
           MBIA-IBC Insured+............ Aaa/AA+    4.75   11/15/15     952,078
 1,000,000 New York, New York City
           Transitional Finance
           Authority, Series C.......... Aa1/AAA    5.38    2/01/13   1,077,890
 1,000,000 New York, New York City
           Transitional Finance
           Authority, Series C.......... Aa1/AA+    5.38    2/15/14   1,083,500
 1,000,000 New York State Dormitory
           Authority Revenue, State
           Personal Income Tax, Series A  NR/AA     5.00    3/15/16   1,070,330
 1,000,000 New York State Local
           Government Assistance Corp.,
           Series A.....................  A1/AA     5.40    4/01/13   1,018,550
 1,500,000 New York State Local
           Government Assistance Corp.,
           Series A.....................  A1/AA     5.40    4/01/15   1,527,675
 2,000,000 New York State Local
           Government Assistance Corp.,
           Series A-1................... Aaa/AAA    5.00    4/01/13   2,158,100
 1,000,000 New York State Local
           Government Assistance Corp.,
           Series C.....................  A1/AA     6.00    4/01/08   1,036,200
                                                                    -----------
                                                                     18,910,073
                                                                    -----------
           State Appropriation--16.1%
 1,000,000 New York State Dormitory
           Authority Revenue............ NR/AA-     5.00    7/01/18   1,072,050
 1,000,000 New York State Dormitory
           Authority Revenue............ NR/AA-     5.00    7/01/19   1,077,960
   250,000 New York State Dormitory
           Authority Revenue, Albany
           County....................... A3/AA-     5.50    4/01/08     256,753
 2,370,000 New York State Dormitory
           Authority Revenue, City
           University Construction,
           Series A, FGIC-TCRS Insured + Aaa/AAA    5.75    7/01/18   2,695,993
   140,000 New York State Dormitory
           Authority Revenue, Mental
           Health Facilities,
           Series B..................... NR/AA-     5.25    2/15/18     151,441

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                         MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                  RATINGS*   RATE     DATE      VALUE
---------                                -------- -------- -------- -----------
$1,500,000 New York State Dormitory
           Authority Revenue, Series B,
           VRDN......................... A1/AA-     5.25%  11/15/23 $ 1,609,200
   500,000 New York State Dormitory
           Authority Revenue, State
           University Dormitory
           Facilities, Series A......... A1/AA-     5.50    7/01/10     531,800
   500,000 New York State Dormitory
           Authority Revenue, State
           University Educational
           Facilities, Series A,
           CAPMAC-ITC Insured +......... Aaa/AAA    5.25    5/15/15     547,010
 1,500,000 New York State Dormitory
           Authority Revenue, State
           University Educational
           Facilities, Series A,
           MBIA-IBC Insured+............ Aaa/AAA    5.88    5/15/11   1,647,090
   800,000 New York State Dormitory
           Authority Revenue, State
           University, MBIA-IBC Insured
           +............................ Aaa/AAA    5.00    5/15/15     824,040
 1,105,000 New York State Dormitory
           Authority Revenue, Upstate
           Community College, AMBAC
           Insured +.................... Aaa/AAA    5.00    7/01/14   1,151,642
 1,000,000 New York State Thruway
           Authority, Highway and
           Bridge, General Purpose,
           Series B, FSA Insured+....... Aaa/AAA    4.75    4/01/19   1,047,840
   485,000 New York State Thruway
           Authority, Highway and
           Bridges Trust Fund, Series
           A, FGIC Insured +............ NR/AAA     5.00    4/01/10     506,694
 1,855,000 New York State Urban
           Development Corp.,
           Lien-Corp. Purpose........... Aaa/AAA    5.50    7/01/16   1,894,696
 3,000,000 New York State Urban
           Development Corp.,
           Correctional Facilities,
           Series A..................... A2/AA-     5.00    1/01/08   3,050,189
                                                                    -----------
                                                                     18,064,398
                                                                    -----------
           Transportation--10.4%
 1,000,000 New York Metropolitan
           Transportation Authority
           Revenue, Series A............  A2/A      5.00   11/15/17   1,086,990
 1,000,000 New York State Thruway
           Authority General Revenue,
           Series F, AMBAC Insured +.... Aaa/AAA    5.00    1/01/19   1,075,490
 2,000,000 Port Authority of New York &
           New Jersey, Series 125....... Aaa/AAA    5.00   10/15/19   2,137,240
 1,000,000 Port Authority of New York &
           New Jersey, Series 128....... Aaa/AAA    5.00   11/01/18   1,073,730
 1,000,000 Port Authority of New York &
           New Jersey, Series 142....... A1/AA-     5.00    7/15/21   1,068,920
 1,000,000 Triborough Bridge & Tunnel
           Authority, General Purpose,
           Series A..................... Aa2/AA-    5.25    1/01/16   1,073,850
 2,000,000 Triborough Bridge & Tunnel
           Authority, General Purpose,
           Series B..................... Aa2/AA-    5.25   11/15/16   2,169,640

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                           MOODY'S
PRINCIPAL                                    /S&P   INTEREST  MATURITY
 AMOUNT                                    RATINGS*   RATE      DATE      VALUE
---------                                  -------- --------  -------- ------------
$  775,000   Triborough Bridge & Tunnel
               Authority, General
               Purpose, Series B.......... Aa2/AA-    5.25%   11/15/17 $    838,527
 1,000,000   Triborough Bridge & Tunnel
               Authority.................. Aa2/AA-    5.25    11/15/15    1,111,970
                                                                       ------------
                                                                         11,636,357
                                                                       ------------
             Utilities--12.3%
 1,000,000   Long Island Power Authority,
               New York Electric System
               Revenue, Series A, AMBAC
               Insured +.................. Aaa/AAA    5.50    12/01/10    1,075,030
 2,000,000   Long Island Power Authority,
               New York Electric System
               Revenue, Series B..........  A3/A-     5.25     6/01/14    2,186,180
 1,500,000   New York State Environmental
               Facilities Corp. Clean
               Water Revolving Funds, New
               York City Municipal Water
               Project, Series D.......... Aaa/AAA    5.25     6/15/14    1,658,040
 1,000,000   New York State Environmental
               Facilities Corp.,
               Sub-Series E............... Aa1/AA     5.38     6/15/15    1,089,220
   150,000   New York State Environmental
               Facilities Corp.,
               Pollution Control Revenue,
               Series A................... Aaa/AAA    7.00     6/15/12      150,408
     5,000   New York State Environmental
               Facilities Corp.,
               Pollution Control Revenue,
               Series C................... Aa2/A+     7.20     3/15/11        5,056
 1,000,000   New York State Environmental
               Facilities Corp., Series B. Aaa/AAA    5.25     6/15/17    1,079,080
   775,000   New York State Environmental
               Facilities Corp., Series B. Aaa/AAA    5.25     6/15/19      836,287
   110,000   New York State Environmental
               Facilities Corp.,
               Unrefunded Balance, Series
               C.......................... Aaa/AAA    5.25     6/15/12      113,978
 1,450,000   New York State Power
               Authority, Series A........ Aa2/AA-    5.25    11/15/16    1,572,989
 2,500,000   New York State Power
               Authority, Series A........ Aa2/AA-    5.00    11/15/17    2,668,149
 1,380,000   Suffolk County, New York
               Revenue, Water Authority,
               Waterworks Revenue, MBIA
               Insured +.................. Aaa/AAA    4.00     6/01/14    1,408,580
                                                                       ------------
                                                                         13,842,997
                                                                       ------------
             Total Municipal Bonds
             (Cost $ 108,196,891).........                              110,543,992
                                                                       ------------

 NUMBER
OF SHARES
---------
             TAX-EXEMPT MONEY MARKET
               FUND--0.3%
   316,167   BNY Hamilton New York
               Tax-Exempt Money Fund
               (Hamilton Shares)
               (Cost $ 316,167)...........            3.44(b)               316,167
                                                                       ------------
             Total Investments............
             (Cost $108,513,058)
               (c)--98.7%.................                             $110,860,159
             Other assets less
               liabilities--1.3%..........                                1,476,573
                                                                       ------------
             Net Assets--100.0%...........                             $112,336,732
                                                                       ============

AMBAC American Municipal Bond Assurance Corp.

CAPMAC-ITC Capital Markets Assurance Corp. - Insured Trust Certificate.

ETM Escrowed to maturity.

FGIC Financial Guaranty Insurance Company.

FSA Federal Security Association.

MBIA Municipal Bond Investor Assurance.

MBIA-IBC Municipal Bond Investor Assurance - Insured Bond Certificate.

NR Not Rated.

SONYMA State of New York Mortgage Authority.

VRDN Variable rate demand note, rate shown is in effect as of September 30, 2006.

*   Unaudited.

+   Insured or guaranteed by the indicated municipal bond insurance corporation.

(a) Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2006.

(b) Represents annualized 7 day yield at September 30, 2006.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $2,347,101 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,515,055 and aggregate gross unrealized depreciation of $167,954.

See previously submitted notes to Financial Statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments

September 30, 2006 (Unaudited)

                                          MOODY'S
 PRINCIPAL                                  /S&P   INTEREST MATURITY
  AMOUNT                                  RATINGS*   RATE     DATE     VALUE
 ---------                                -------- -------- -------- ----------
            MUNICIPAL BONDS--98.6%
            Education--18.7%
 $2,000,000 Colorado University
            Enterprise System Revenue,
            Series A, FGIC Insured +..... Aaa/AAA    4.75%   6/01/16 $2,095,200
  1,260,000 Connecticut State Health &
            Educational Facility
            Authority Revenue, Series H,
            FSA Insured +................ Aaa/AAA    5.00   11/01/14  1,372,921
  2,500,000 District of Columbia
            (Georgetown University),
            Series A, MBIA Insured +..... Aaa/AAA    6.00    4/01/18  2,629,625
  1,105,000 Indiana State Financial
            Authority Revenue
            (Collegiate Project).........  Aa2/AA    3.75    5/01/10  1,111,619
  1,000,000 Indiana State Financial
            Authority Revenue
            (Collegiate Project).........  Aa2/AA    5.00    5/01/15  1,085,140
  1,425,000 Indiana University Student
            Fee, Series N, MBIA Insured + Aaa/AAA    5.00    8/01/11  1,512,608
  2,825,000 Metropolitan Govt. Nashville
            and Davidson County,
            Tennessee, H & E Facility
            (Vanderbilt University)......  Aa2/AA    5.00   10/01/19  2,961,787
  1,000,000 Minnesota State Higher
            Educational Facilities
            Authority Revenue (Carleton
            College).....................  Aa2/NR    5.30   11/01/13  1,018,890
  1,410,000 Minnesota State Higher
            Educational Facilities
            Authority Revenue
            (Macalester College), Series
            6B...........................  Aa3/NR    5.00    3/01/14  1,521,616
  2,050,000 New Jersey State Educational
            Facility Authority Revenue
            (Institutes of Technology),
            Series B, AMBAC Insured+..... Aaa/AAA    5.00    7/01/21  2,189,851
  1,000,000 New Jersey State Educational
            Facility Authority Revenue
            (Rowan University), Series
            C, FGIC Insured +............ Aaa/AAA    5.25    7/01/13  1,078,090
  1,140,000 New York State Dormitory
            Authority Revenue (Barnard
            College), AMBAC Insured +.... Aaa/AAA    5.25    7/01/16  1,164,328
  2,000,000 New York State Dormitory
            Authority Revenue (Columbia
            University), Series A........ Aaa/AAA    5.25    7/01/21  2,171,699
  2,000,000 Private Colleges &
            Universities Authority,
            Georgia Revenues, Emory
            University, Series A.........  Aa2/AA    5.00    9/01/18  2,167,980
     90,000 Socorro, Texas, Independent
            School District, PSF-PTD
            Insured +....................  NR/AAA    5.38    8/15/19     96,295
  1,000,000 Southwest Higher Education
            Authority Revenue, (Southern
            Methodist University
            Project), AMBAC Insured +.... Aaa/AAA    5.50   10/01/14  1,099,530
  1,000,000 Swarthmore Borough
            Authority, Pennsylvania
            (Swarthmore College)......... Aa1/AA+    5.00    9/15/08  1,028,210
  1,000,000 Swarthmore Borough
            Authority, Pennsylvania
            (Swarthmore College)......... Aa1/AA+    5.25    9/15/09  1,048,520

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                         MOODY'S
 PRINCIPAL                                 /S&P   INTEREST MATURITY
  AMOUNT                                 RATINGS*   RATE     DATE      VALUE
 ---------                               -------- -------- -------- -----------
 $280,000  Texas A & M University
             Revenue.................... Aa1/AA+    5.00%   5/15/08 $   282,366
 810,000   Texas A & M University
             Revenues, Series A......... Aa1/AA+    5.38    5/15/15     868,612
 1,450,000 Texas A & M University
             Revenues, Series A......... Aa1/AA+    5.38    5/15/15   1,560,026
 2,000,000 Texas Technical University
             Revenue, Series 9,
             AMBAC Insured +............ Aaa/AAA    5.00    2/15/12   2,131,479
 2,405,000 University of Maryland,
             Systems Auxiliary
             Facilities & Tuition
             Revenue, Series A.......... Aa2/AA     5.00    4/01/17   2,568,540
 2,000,000 University of Missouri,
             Series A................... Aa2/AA     5.00   11/01/12   2,151,020
 2,000,000 University of Nebraska,
             Lincoln Student Fees &
             Facilities, Series B....... Aa2/AA-    5.00    7/01/28   2,085,340
 1,000,000 University of North
             Carolina, Series A......... Aa1/AA+    5.00   12/01/12   1,076,930
 1,665,000 University of Virginia,
             Series B................... Aaa/AAA    5.00    6/01/18   1,783,715
                                                                    -----------
                                                                     41,861,937
                                                                    -----------
           General Obligations--27.6%
 1,800,000 Anchorage, Alaska, Series A,
             MBIA Insured +............. Aaa/AAA    5.50    6/01/20   1,974,240
 3,000,000 Austin, Texas................ Aa2/AA+    5.00    9/01/17   3,184,319
 1,000,000 Bushland, Texas, Independent
             School District, PSF-GTD
             Insured +.................. NR/AAA     5.00    2/15/28   1,039,770
 5,000,000 California State Economic
             Recovery, Series A......... Aa3/AA-    5.00    7/01/15   5,448,550
 2,800,000 Charlotte, North Carolina,
             Series C................... Aaa/AAA    5.00    4/01/13   3,028,088
 3,000,000 Chicago, Illinois, FSA
             Insured +.................. Aaa/AAA    5.50    1/01/12   3,263,040
 260,000   Chicago, Illinois, Park
             District, Series C, FGIC
             Insured +.................. Aaa/AAA    5.50    1/01/17     278,931
 820,000   Chicago, Illinois, Park
             District, Series C, FGIC
             Insured +.................. Aaa/AAA    5.50    1/01/17     888,978
 5,000,000 Chicago, Illinois, Series A.. Aaa/AAA    5.00    1/01/14   5,396,799
 6,000,000 City of New York, New York,
             XLCA Insured+.............. Aaa/AAA    5.00    9/01/22   6,409,200
 2,000,000 Durham County, North
             Carolina, Series B......... Aaa/AAA.   5.00    4/01/15   2,132,540
 1,000,000 Garden State Preservation
             Trust, Series C, FSA
             Insured +.................. Aaa/AAA.   5.13   11/01/16   1,108,640
 1,300,000 Harris County, Texas......... Aa1/AA+.   5.00    8/15/14   1,314,404
 390,000   Houston, Texas, Public
             Improvement, Series A...... Aa3/AA-.   5.25    3/01/13     402,773
 3,000,000 Houston, Texas, School
             District................... Aaa/AAA.   5.00    2/15/19   3,215,849
 1,575,000 Klein, Texas, Independent
             School District............ Aaa/AAA.   5.00    8/01/19   1,666,287
 3,785,000 Massachusetts State, Series D Aaa/AAA.   5.50   10/01/20   4,407,027
 1,340,000 Minnesota State.............. Aa1/AAA.   5.00   11/01/18   1,375,202
 1,290,000 Montana State, Long Range
             Building Program, Series D. Aa3/AA-.   5.00    8/01/08   1,325,269

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                        MOODY'S
 PRINCIPAL                                /S&P   INTEREST  MATURITY
  AMOUNT                                RATINGS*   RATE      DATE      VALUE
 ---------                              -------- --------  -------- -----------
$``1,260,000 Nevada State Municipal
               Bond Bank...............
             Projects #66 & #67,
               Series A................ Aa1/AA+    5.25%    5/15/10 $ 1,293,932
   1,300,000 Ohio State Revenue, AMBAC
               Insured +............... Aaa/AAA    5.00    10/01/11   1,385,137
   3,000,000 Plano, Texas, Independent
               School District,
               PSF-GTD Insured +....... Aaa/AAA    5.00     2/15/18   3,161,550
   3,260,000 Royse City Independent
               School District/ Texas,
               PSF-GTD Insured +,...... NR/AAA     3.97(a)  8/15/14   2,396,980
   2,755,000 Texas State Refunding
               Water Financial
               Assistance, Series A & C Aa1/AA     5.00     8/01/09   2,826,355
   1,490,000 Washington State, Series
               R-98A................... Aa1/AA     5.00     7/01/12   1,504,662
   1,250,000 Washington State, Series
               R-98A................... Aa1/AA     5.00     7/01/14   1,261,550
                                                                    -----------
                                                                     61,690,072
                                                                    -----------
             Housing--9.7%
   1,740,000 California Statewide
               Community Development
               Authority Revenue....... Aaa/AAA    5.25     7/01/15   1,907,440
   1,210,000 Colorado Housing &
               Finance Authority
               Single Family Mortgage
               Class I-A-4............. Aaa/AAA    4.90    11/01/11   1,260,167
   1,250,000 Illinois Housing
               Development Authority,
               GNMA Insured +.......... NR/AAA     4.13    10/20/16   1,251,888
   3,000,000 Kentucky Housing Revenue
               Corp., Series B......... Aaa/AAA    4.80     7/01/20   3,058,800
   3,000,000 Maine State Housing
               Authority, Series D-2... Aa1/AA+    4.75    11/15/21   3,057,749
     715,000 Maine State Housing
               Authority-Housing
               Mortgage Finance
               Program, Series C....... Aa1/AA+    5.30    11/15/23     745,416
   1,025,000 Missouri State Housing
               Development Single
               Family Mortgage Revenue
               (Homeown Loan Program),
               Series A, GNMA/FNMA
               Insured +............... NR/AAA     5.05     9/01/24   1,049,170
   1,165,000 Nebraska Housing Finance
               Authority Single
               Family, Series D,
               GNMA/FNMA/FHLMC Insured+ NR/AAA     5.25     9/01/22   1,197,550
   1,750,000 Nebraska Investment
               Finance Authority,
               Single Family, Series
               A, GNMA/FNMA/FHLMC
               Insured +............... NR/AAA     4.70     9/01/21   1,770,825
   1,500,000 New York State Mortgage
               Agency, Series 101...... Aa1/NR     5.00    10/01/18   1,532,610
   1,000,000 Pennsylvania Housing
               Finance Agency Single
               Family Mortgage, Series
               73B..................... Aa2/AA+    5.00     4/01/16   1,036,000
   1,000,000 Puerto Rico Housing
               Finance Authority....... Aa3/AA     5.00    12/01/11   1,059,820
   1,950,000 Texas State Department of
               Housing and Community
               Affairs, Series A,
               GNMA/FNMA/MBIA Insured + Aaa/AAA    5.45     9/01/23   2,025,251
     775,000 Vermont Housing Finance
               Agency, Series 16A,
               FSA Insured +........... Aaa/AAA    4.85     5/01/11     780,859
                                                                    -----------
                                                                    $21,733,545
                                                                    -----------

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
 PRINCIPAL                                  /S&P   INTEREST MATURITY
  AMOUNT                                  RATINGS*   RATE     DATE     VALUE
 ---------                                -------- -------- -------- ----------
            Other--7.8%
 $2,500,000 Dutchess County Industrial
              Development Agency, IBM
              Project, New York..........  A1/A+     5.45%  12/01/29  2,618,375
  5,000,000 Florida Hurricane
              Catastrophe Fund........... Aa3/AA     5.00    7/01/11  5,300,950
  1,000,000 Liberty, New York,
              Development Corp. Revenue,
              (Goldman Sachs
              Headquarters).............. Aa3/A+     5.00   10/01/15  1,084,050
  1,000,000 New York State Dormitory
              Authority Lease Revenue
              Court Facilities,
              Westchester County, AMBAC
              Insured+................... Aa1/AA+    5.25    8/01/13  1,047,680
  1,000,000 North Carolina
              Infrastructure Finance
              Corp., Series A............ Aa2/AA+    5.00    2/01/22  1,062,240
  1,000,000 North Carolina
              Infrastructure Finance
              Corp., Series A............ Aa2/AA+    5.00    2/01/23  1,060,070
  5,200,000 Oklahoma Development Finance
              Authority Revenue (Samuel
              Roberts Noble, Inc.)....... Aaa/AAA    5.00    5/01/08  5,321,784
                                                                     ----------
                                                                     17,495,149
                                                                     ----------
            Pre-Refunded/Escrowed
              Securities--12.7%
    810,000 Connecticut Resources
              Recovery Authority, Series
              A, MBIA Insured +.......... Aaa/AAA    5.50   11/15/12    828,104
  1,135,000 Lower Colorado River
              Authority, Texas Revenue,
              FSA Insured+, ETM.......... Aaa/AAA    5.00    1/01/15  1,231,509
    115,000 Monroe County, New York,
              AMBAC Insured +............ Aaa/AAA    6.00    6/01/11    115,460
     25,000 New Jersey State Turnpike
              Authority Revenue, ETM..... Aaa/AAA    5.88    1/01/08     25,290
    615,000 New York, New York City
              Transitional Finance
              Authority Revenue (Future
              Tax), Series A............. Aa1/AAA    5.38   11/15/21    676,297
  3,385,000 New York, New York City
              Transitional Finance
              Authority Revenue.......... Aa1/AAA    5.38   11/15/21  3,668,088
  8,505,000 North Carolina Eastern
              Municipal Power Agency
              System Revenue, Series A,
              ETM........................ Aaa/BBB    5.00    1/01/17  9,287,119
  4,000,000 North Carolina Municipal
              Power Agency No. 1,
              Catawaba Electric Revenue,
              ETM........................ A3/AAA     5.50    1/01/13  4,352,760
  1,000,000 Omaha, Nebraska, Series A,
              ETM........................ Aaa/AAA    6.50   12/01/16  1,225,020
  5,000,000 Portland, Oregon, Sewer
              System Revenue, Series A,
              FGIC Insured+.............. Aaa/AAA    5.75    8/01/18  5,392,549
  1,560,000 Socorro, Texas, Independent
              School District, PSF-GTD
              Insured +.................. NR/AAA     5.38    8/15/19  1,683,879
                                                                     ----------
                                                                     28,486,075
                                                                     ----------

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                         MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                  RATINGS*   RATE     DATE      VALUE
---------                                -------- -------- -------- -----------
           Special Tax--1.8%
$1,100,000 Chicago, Illinois, Sales Tax
             Revenue, FGIC Insured +.... Aaa/AAA    5.00%   1/01/08 $ 1,119,492
   100,000 New York State Local
             Government Assistance
             Corp., Series A, VRDN...... Aa2/AA-    3.40    4/01/22     100,000
 2,595,000 New York State Local
             Government Assistance
             Corp., Series C............ Aa3/AAA    6.00    4/01/12   2,826,085
                                                                    -----------
                                                                      4,045,577
                                                                    -----------
           State Appropriation--3.8%
 2,000,000 Metropolitan Transportation
             Authority, Series A, FGIC
             Insured+................... Aaa/AAA    5.25    4/01/13   2,065,700
 2,450,000 New York State Dormitory
             Authority Revenue, 4201
             School Program............. A2/AA-     5.00    7/01/08   2,504,366
 3,600,000 New York State Dormitory
             Authority Revenue, Series
             B, VRDN.................... A1/AA-     5.25   11/15/23   3,862,080
                                                                    -----------
                                                                      8,432,146
                                                                    -----------
           Transportation--9.3%
 4,470,000 Metropolitan Washington
             Airports Authority,
             General Airport Revenue,
             Series B, MBIA Insured +... Aaa/AAA    5.25   10/01/12   4,631,099
 2,100,000 New Hampshire State Turnpike
             System Revenue, FSA
             Insured+................... Aaa/AAA    5.25   10/01/17   2,267,055
 3,340,000 New Jersey State
             Transportation Trust Fund
             Authority Revenue.......... Aaa/AAA    5.50    6/15/22   3,703,392
 1,000,000 New Jersey State Turnpike
             Authority Revenue, Series
             A, FGIC Insured+........... Aaa/AAA    5.00    1/01/19   1,067,170
 5,000,000 New Jersey State Turnpike
             Authority Revenue, Series
             A, MBIA Insured +.......... Aaa/AAA    5.50    1/01/25   5,290,650
 1,200,000 New Jersey State Turnpike
             Authority Revenue, Series
             C, MBIA- IBC Insured +..... Aaa/AAA    6.50    1/01/08   1,242,564
 2,610,000 New Mexico State
             Transportation Commission,
             Series B................... Aa2/AA-    5.13    6/15/10   2,675,772
                                                                    -----------
                                                                     20,877,702
                                                                    -----------
           Utilities--7.1%
 1,000,000 Energy Northwest Washington
             Electrical Revenue,
             Project No. 1, Series A,
             FSA Insured +.............. Aaa/AAA    5.50    7/01/13   1,095,200
 4,000,000 Long Island Power Authority,
             New York Electric System
             Revenue, Series B..........  A3/A-     5.25   12/01/12   4,335,000

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                                   MOODY'S
PRINCIPAL                                            /S&P   INTEREST MATURITY
 AMOUNT                                            RATINGS*   RATE     DATE      VALUE
---------                                          -------- -------- -------- ------------
$2,000,000 Michigan Municipal Bond Authority......
           Revenue, Clean Water Revolving Fund.... Aaa/AAA    5.25%  10/01/18 $  2,132,000
   140,000 Nebraska Public Power District Revenue,
           Series A, MBIA Insured+................ Aaa/AAA    5.25    1/01/14      143,933
 2,000,000 New York State Environmental Facilities
           Corp., Clean Water Revolving Funds,....
           New York City Municipal Water Project,.
           Series D............................... Aaa/AAA    5.00    6/15/21    2,118,900
 2,000,000 New York State Power Authority,........
           Series A............................... Aa2/AA-    5.00   11/15/19    2,132,260
 2,365,000 Omaha, Nebraska, Public Power District,
           Series A...............................  NR/AA     7.63    2/01/12    2,620,396
 1,320,000 Rhode Island Clean Water Protection....
           Finance Agency, Series A............... Aaa/AAA    5.00   10/01/11    1,388,363
                                                                              ------------
                                                                                15,966,052
                                                                              ------------
           Waste Management--0.1%
   190,000 Connecticut State Resources Recovery
           Authority, Series A, MBIA Insured +.... Aaa/AAA    5.50   11/15/12      194,209
                                                                              ------------
           Total Municipal Bonds
           (Cost $217,337,856)....................                             220,782,464
                                                                              ------------
           Total Investments
           (Cost $217,337,856) (b)--98.6%                                      220,782,464
           Other assets less liabilities--1.4%....                               3,073,461
                                                                              ------------
           Net Assets--100.0%                                                 $223,855,925
                                                                              ============

AMBAC     American Municipal Bond Assurance Corp.

ETM       Escrowed to maturity.

FGIC      Financial Guaranty Insurance Company.

FHLMC     Federal Home Loan Mortgage Corp.

FNMA      Federal National Mortgage Association.

FSA       Financial Security Assurance.

GNMA      Government National Mortgage Association.

MBIA      Municipal Bond Investors Assurance.

MBIA-IBC  Municipal Bond Investors Assurance-Insured Bond Certificate.

NR        Not Rated.

PSF-GRD   Permanent School Fund Guarantee.

VRDN Variable rate demand note, rate is in effect as of September 30, 2006. Date represent ultimate maturity.

*         Unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

++ Represents interest rate in effect at September 30, 2006 for Floating Rates Notes.

(a) Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2006.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30,2006. net unrealized appreciation was $3,444,608 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,810,991 and aggregate gross unrealized depreciation of $366,383.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

Diversification by State

September 30, 2006 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                           VALUE     NET ASSETS
                                                        ------------ ----------
Alaska................................................. $  1,974,240     0.9%
California.............................................    7,355,990     3.3
Colorado...............................................    4,586,876     2.1
Connecticut............................................    2,395,233     1.1
District of Columbia...................................    7,260,724     3.2
Florida................................................    5,300,950     2.4
Georgia................................................    2,167,980     1.0
Illinois...............................................   12,199,128     5.4
Indiana................................................    3,709,368     1.7
Kentucky...............................................    3,058,800     1.4
Maine..................................................    3,803,166     1.7
Maryland...............................................    2,568,540     1.1
Massachusetts..........................................    4,407,027     2.0
Michigan...............................................    2,132,000     1.0
Minnesota..............................................    3,915,707     1.7
Missouri...............................................    3,200,190     1.4
Montana................................................    1,325,269     0.6
Nebraska...............................................    9,043,064     4.0
Nevada.................................................    1,293,932     0.6
New Hampshire..........................................    2,267,055     1.0
New Jersey.............................................   15,705,647     7.0
New Mexico.............................................    2,675,772     1.2
New York...............................................   40,432,177    18.1
North Carolina.........................................   21,999,748     9.8
Ohio...................................................    1,385,137     0.6
Oklahoma...............................................    5,321,784     2.4
Oregon.................................................    5,392,549     2.4
Pennsylvania...........................................    3,112,730     1.4
Puerto Rico............................................    1,059,820     0.5
Rhode Island...........................................    1,388,363     0.6
Tennessee..............................................    2,961,786     1.3
Texas..................................................   28,955,726    12.9
Vermont................................................      780,859     0.3
Virginia...............................................    1,783,715     0.8
Washington.............................................    3,861,412     1.7
                                                        ------------   -----
Total value of investments.............................  220,782,464    98.6
Other assets less liabilities..........................    3,073,461     1.4
                                                        ------------   -----
Net Assets                                              $223,855,925   100.0%
                                                        ------------   -----

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND
Schedule of Investments

September 30, 2006 (Unaudited)

                                            MOODY'S
 PRINCIPAL                                    /S&P   INTEREST MATURITY
  AMOUNT                                    RATINGS*   RATE     DATE    VALUE
 ---------                                  -------- -------- -------- --------
           MUNICIPAL BONDS--97.0%
           California--7.1%
 $200,000  Golden State Tobacco
             Securitization Corp. (State
             Appropriated).................   A2/A     5.00%   6/01/45 $204,936
  200,000  Poway Unified School District,
             Community Facilities District
             14-A..........................  NR/NR     5.25    9/01/36  204,180
                                                                       --------
                                                                        409,116
                                                                       --------
           Colorado--3.6%
  200,000  University of Colorado Hospital
             Authority..................... Baa1/NR    5.00   11/15/37  204,018
                                                                       --------
           Connecticut--0.5%
   30,000  Eastern Connecticut Resource
             Recovery Authority, Solid
             Waste Revenue (Waste
             Management), Series A.........  NR/BBB    5.50    1/01/20   30,017
                                                                       --------
           Florida--7.2%
  200,000  Brevard County Health
             Facilities Authority..........   A2/A     5.00    4/01/34  206,228
  200,000  Miami, Florida, Health
             Facilities Authority, Health
             System Revenue Bonds (Health
             Catholic East), Series B......   A1/A     5.25   11/15/28  209,174
                                                                       --------
                                                                        415,402
                                                                       --------
           Illinois--1.8%
  100,000  Illinois Housing Development -
             Authority.....................  Aa2/AA    5.60    8/01/32  103,376
                                                                       --------
           Iowa--3.6%
  200,000  Iowa Higher Education Loan
             Authority (Wartburg College)..  NR/NR     5.25   10/01/30  204,584
                                                                       --------
           Kansas--11.7%
  200,000  Lawrence, Kansas, Hospital
             Revenue (Lawrence Memorial
             Hospital).....................  A3/NR     5.13    7/01/36  209,126
  200,000  Salina, Kansas (Regional Health)  A1/NR     5.00   10/01/36  207,352
  130,000  Sedgwick & Shawnee Counties,
             Kansas, Single Family
             Revenue, Series A-1,
             GNMA/FNMA Insured +...........  Aaa/NR    5.75   12/01/37  142,970
  100,000  Sedgwick & Shawnee Counties,
             Kansas, Single Family
             Revenue, Series A-2,
             GNMA/FNMA Insured +...........  Aaa/NR    5.75   12/01/37  110,021
                                                                       --------
                                                                        669,469
                                                                       --------
           Massachusetts--3.5%
  200,000  Massachusetts Health &
             Educational Facilities
             Authority (UMass Memorial).... Baa2/BBB   5.00    7/01/33  202,674
                                                                       --------

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                           MOODY'S
PRINCIPAL                                    /S&P    INTEREST MATURITY
 AMOUNT                                    RATINGS*    RATE     DATE    VALUE
---------                                  --------- -------- -------- --------
          Mississippi--4.2%
$200,000  Lowndes County - Solid Waste
            Disposal (Weyerhaueser)....... Baa2/BBB    6.80%  4/01/22  $241,110
                                                                       --------
          Nevada--3.6%
 200,000  Henderson Local Improvement
            District No. T-18.............   NR/NR     5.30   9/01/35   203,388
                                                                       --------
          New Hampshire--3.6%
 200,000  New Hampshire Health &
            Educational Facilities
            Authority (Catholic Medical
            Center)....................... Baa1/BBB+   5.00   7/01/36   204,480
                                                                       --------
          New Jersey--3.0%
 160,000  Tobacco Settlement Financing
            Corp.......................... Baa3/BBB    6.13   6/01/42   171,966
                                                                       --------
          New Mexico--3.5%
 200,000  Farmington Pollution Control
            Revenue (Public Service Co.
            of New Mexico)................ Baa2/BBB    4.88   4/01/33   203,540
                                                                       --------
          Puerto Rico--16.4%
 200,000  Puerto Rico Commonwealth
            Infrastructure Financing
            Authority, Series B........... Baa3/BBB    5.00   7/01/41   205,364
 250,000  Puerto Rico Highway &
            Transportation Authority...... Baa3/BBB+   5.00   7/01/42   255,398
 200,000  Puerto Rico Industrial Tourist
            Educational Medical &
            Environmental Control
            Facilities Financing
            Authority (Ana Mendez
            University)...................  NR/BBB-    5.00   3/01/36   206,982
 145,000  Puerto Rico Public Buildings
            Authority Revenue, Series F... Baa3/BBB    5.25   7/01/24   160,827
 100,000  Puerto Rico Public Buildings
            Authority Revenue............. Baa3/BBB    5.25   7/01/25   111,179
                                                                       --------
                                                                        939,750
                                                                       --------
          South Carolina--2.3%
 115,000  Tobacco Settlement Revenue
            Management Authority.......... Baa3/BBB    6.38   5/15/30   131,964
                                                                       --------
          Tennessee--3.7%
 200,000  Johnson City Health &
            Educational Facilities
            (Mountain States)............. Baa2/BBB+   5.50   7/01/36   212,712
                                                                       --------
          Texas--11.3%
 200,000  Alliance Airport Authority,
            Inc. (FedEx).................. Baa2/BBB    4.85   4/01/21   201,836
 225,000  Gulf Coast Waste Disposal
            Authority (International
            Paper)........................ Baa3/BBB    6.10   8/01/24   242,332

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                        MOODY'S
PRINCIPAL                                 /S&P   INTEREST  MATURITY
 AMOUNT                                 RATINGS*   RATE      DATE      VALUE
---------                               -------- --------  -------- ----------
$200,000  Gulf Coast Waste Disposal
            Authority (Waste
            Management)................ NR/BBB     5.20%   5/01/28  $  205,000
                                                                    ----------
                                                                       649,168
                                                                    ----------
          West Virginia--2.7%
 150,000  Monongalia County Building
            Commission (Monongalia
            Health System).............  NR/A-     5.00    7/01/30     153,405
                                                                    ----------
          Wisconsin--3.7%
 200,000  Wisconsin Health &
            Educational................
          Facilities Authority (Marsh
            Field Clinic).............. NR/BBB+    5.38    2/15/34     210,582
                                                                    ----------
          Total Municipal Bonds (Cost
            $ 5,433,115)...............                              5,560,721
                                                                    ----------

 NUMBER
   OF
 SHARES
 ------
          TAX-EXEMPT MONEY MARKET
            FUND--4.6%
 264,660  BNY Hamilton New York
            Tax-Exempt Money Fund
            (Hamilton Shares) (Cost $
            264,660)...................            3.44(a)             264,660
                                                                    ----------
          Total Investments (Cost
            $5,697,775) (b)--101.6%....                              5,825,381
          Liabilities in excess of
            other assets --(1.6%)......                                (89,321)
                                                                    ----------
          Net Assets--100.0%                                        $5,736,060
                                                                    ==========

FNMA Federal National Mortgage Association.

GNMA Government National Mortgage Association.

NR  Not Rated.

*   Unaudited.

+   Insured or guaranteed by the indicated municipal bond insurance corporation.

(a) Represents annualized 7 day yield at September 30, 2006.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized appreciation was $127,606 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $127,619 and aggregate gross unrealized depreciation of $13.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--44.6%
           Federal Home Loan Mortgage Corp.--13.9%
$1,400,000 5.75%, 4/15/08 (a)...................................... $ 1,415,344
   625,000 5.125%, 7/15/12 (a).....................................     630,839
 1,196,741 4.50%, 5/01/19..........................................   1,156,248
 1,469,325 5.00%, 11/01/19.........................................   1,447,565
   240,444 5.50%, 10/01/20.........................................     240,400
   350,000 6.25%, 7/15/32 (a)......................................     405,453
 6,470,545 5.00%, 9/01/35..........................................   6,226,548
                                                                    -----------
                                                                     11,522,397
                                                                    -----------
           Federal National Mortgage Association--5.7%
 2,375,000 3.25%, 2/15/09..........................................   2,286,096
   100,000 7.25%, 1/15/10..........................................     107,030
   875,000 4.375%, 3/15/13 (a).....................................     847,262
   650,000 5.125%, 1/02/14 (a).....................................     648,197
   200,000 5.00%, 4/15/15..........................................     200,823
   300,000 6.25%, 5/15/29..........................................     342,731
   278,908 6.00%, 1/01/32..........................................     281,234
                                                                    -----------
                                                                      4,713,373
                                                                    -----------
           Tennessee Valley Authority--0.2%
   165,000 6.15%, 1/15/38..........................................     190,322
                                                                    -----------
           United States Treasury Bonds--2.3%
   275,000 7.875%, 2/15/21.........................................     361,389
 1,050,000 7.625%, 2/15/25.........................................   1,402,488
   175,000 5.375%, 2/15/31 (a).....................................     189,014
                                                                    -----------
                                                                      1,952,891
                                                                    -----------
           United States Treasury Notes--22.5%
 5,000,000 5.625%, 5/15/08 (a).....................................   5,068,165
 3,675,000 4.75%, 11/15/08 (a).....................................   3,680,024
   425,000 6.00%, 8/15/09 (a)......................................     440,522
 4,000,000 5.75%, 8/15/10 (a)......................................   4,162,812
 1,450,000 5.00%, 8/15/11 (a)......................................   1,477,924
   500,000 4.00%, 2/15/15 (a)......................................     478,614
 2,300,000 4.25%, 8/15/15 (a)......................................   2,237,378
 1,225,000 4.50%, 2/15/16 (a)......................................   1,212,702
                                                                    -----------
                                                                     18,758,141
                                                                    -----------
           Total United States Government Agencies & Obligations
           (Cost $37,356,542)......................................  37,137,124
                                                                    -----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
          MORTGAGE-BACKED SECURITIES--22.8%
          Federal Home Loan Mortgage Corp.--13.4%
$    680  Gold Pool #E00162
          7.00%, 10/01/07............................................. $    683
   3,006  Gold Pool #E20195
          7.50%, 9/01/10..............................................    3,076
     298  Gold Pool #G10573
          7.50%, 9/01/11..............................................      307
   6,527  Gold Pool #E65603
          7.00%, 10/01/11.............................................    6,656
  11,799  Pool #D93193
          6.50%, 12/01/12.............................................   12,005
  23,711  Gold Pool #E68391
          7.00%, 12/01/12.............................................   24,253
  19,103  Gold Pool #C90017
          6.50%, 4/01/13..............................................   19,654
  98,102  Gold Pool #E00635
          6.50%, 3/01/14..............................................  100,217
  46,628  Gold Pool #E00720
          6.00%, 7/01/14..............................................   47,290
   9,692  Pool #275438
          7.50%, 8/01/16..............................................    9,976
  26,188  Pool #170215
          8.00%, 2/01/17..............................................   27,330
  20,108  Gold Pool #C90188
          7.00%, 10/01/17.............................................   20,833
   2,601  Pool #555217
          8.50%, 10/01/18.............................................    2,749
       1  Gold Pool # B11591
          5.00%, 1/01/19..............................................        1
  65,625  Gold Pool #D93193
          6.50%, 3/01/19..............................................   67,510
 533,288  Gold Pool #B19238
          4.50%, 5/01/20..............................................  513,928
   8,711  Gold Pool #C90349
          8.00%, 7/01/20..............................................    9,161
 450,201  Gold Pool #C90562
          6.00%, 7/01/22..............................................  456,646
  50,714  Pool #D51845
          5.50%, 4/01/24..............................................   50,259
   6,182  Gold Pool #C80166
          7.50%, 4/01/24..............................................    6,428
  44,338  Gold Pool #D54110
          7.50%, 6/01/24..............................................   46,101
  24,405  Gold Pool #G00331
          7.00%, 12/01/24.............................................   25,160
  14,073  Gold Pool #C00453
          6.50%, 4/01/26..............................................   14,426
  11,913  Gold Pool #D76456
          7.50%, 12/01/26.............................................   12,392

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$    4,988 Gold Pool #G00752
           7.50%, 8/01/27.......................................... $     5,188
    87,641 Gold Pool #C20273
           6.00%, 6/01/28..........................................      88,568
     5,226 Gold Pool #C00664
           7.50%, 9/01/28..........................................       5,434
    14,080 Gold Pool #C00658
           6.50%, 10/01/28.........................................      14,432
    32,935 Gold Pool #C19286
           6.00%, 12/01/28.........................................      33,292
    10,015 Gold Pool #C20338
           6.00%, 1/01/29..........................................      10,123
    64,732 Gold Pool #G01169
           5.50%, 1/01/30..........................................      64,184
    18,024 Gold Pool #C01024
           7.50%, 7/01/30..........................................      18,680
    62,751 Gold Pool #C61574
           5.50%, 12/01/31.........................................      62,150
    94,333 Gold Pool #C62800
           6.00%, 1/01/32..........................................      95,177
   842,805 Gold Pool #C69955
           6.50%, 8/01/32..........................................     861,748
   434,917 Gold Pool #C70842
           6.00%, 9/01/32..........................................     438,428
   301,441 Gold Pool #C76042
           6.00%, 1/01/33..........................................     303,875
   262,645 Gold Pool #G01564
           6.00%, 4/01/33..........................................     264,997
 4,354,388 Gold Pool #A15088
           5.50%, 10/01/33.........................................   4,306,565
   339,958 Gold Pool #G01740
           5.50%, 12/01/34.........................................     335,925
 2,590,679 Gold Pool #G08061
           5.50%, 6/01/35..........................................   2,556,151
   228,444 Gold Pool #A37615
           5.50%, 9/01/35..........................................     225,399
                                                                    -----------
                                                                     11,167,357
                                                                    -----------
           Federal National Mortgage Association--5.7%
    15,359 Pool #303851
           7.00%, 4/01/11..........................................      15,652
     4,908 Pool #313895
           6.50%, 12/01/12.........................................       5,010
     5,410 Pool #50820
           8.00%, 2/01/13..........................................       5,616
    73,310 Pool #449294
           5.50%, 2/01/14..........................................      73,516
    37,158 Pool #190663
           7.00%, 3/01/14..........................................      38,488

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
$ 49,751  Pool #598032
          6.00%, 8/01/14.............................................. $ 50,076
     252  Pool #527268
          7.00%, 11/01/14.............................................      260
  88,423  Pool #535633
          5.50%, 12/01/14.............................................   88,816
  56,838  Pool #535377
          8.00%, 6/01/15..............................................   59,549
  46,592  Pool #553721
          8.50%, 9/01/15..............................................   49,635
   5,363  Pool #350055
          8.00%, 4/01/16..............................................    5,358
  58,791  Pool #6222
          9.00%, 4/01/16..............................................   60,816
   7,973  Pool #408241
          6.00%, 2/01/18..............................................    8,104
 165,475  Pool #713562
          5.00%, 4/01/18..............................................  163,243
 150,532  Pool #254802
          4.50%, 7/01/18..............................................  145,686
 320,793  Pool #254044
          6.50%, 10/01/21.............................................  329,268
 141,765  Pool #254232
          6.50%, 3/01/22..............................................  145,455
  25,948  Pool #50544
          8.00%, 3/01/22..............................................   27,395
   8,868  Pool #50774
          7.00%, 8/01/23..............................................    9,150
  13,595  Pool #406605
          6.00%, 5/01/24..............................................   13,725
  19,614  Pool #326556
          6.50%, 10/01/25.............................................   20,096
  61,863  Pool #406382
          7.25%, 11/01/25.............................................   63,737
  60,694  Pool #335054
          6.00%, 1/01/26..............................................   61,564
   5,692  Pool #313275
          7.50%, 4/01/26..............................................    5,913
  37,363  Pool #545646
          7.00%, 9/01/26..............................................   38,557
   4,959  Pool #421027
          7.50%, 11/01/26.............................................    5,148
  20,357  Pool #251498
          6.50%, 2/01/28..............................................   20,857
  45,761  Pool #494507
          5.00%, 11/01/28.............................................   44,126
  15,030  Pool #252333
          6.00%, 1/01/29..............................................   15,255
  19,587  Pool #252211
          6.00%, 1/01/29..............................................   19,788

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$ 11,890  Pool #323824
          8.00%, 5/01/29............................................ $   12,597
   2,146  Pool #253395
          8.50%, 7/01/30............................................      2,306
   2,728  Pool #190312
          6.50%, 4/01/31............................................      2,789
   3,258  Pool #589646
          6.50%, 6/01/31............................................      3,331
 109,652  Pool #661452
          6.50%, 7/01/32............................................    112,707
 132,824  Pool #703726
          5.00%, 2/01/33............................................    128,076
 521,583  Pool #789291
          4.50%, 5/01/33............................................    489,008
 173,976  Pool #725777
          5.00%, 10/01/33...........................................    167,763
  74,455  Pool #756744
          5.00%, 12/01/33...........................................     71,796
  96,605  Pool #757503
          5.50%, 2/01/34............................................     95,359
 387,416  Pool #725314
          5.00%, 4/01/34............................................    373,580
 508,640  Pool #725762
          6.00%, 8/01/34............................................    512,102
 100,002  Pool #725773
          5.50%, 9/01/34............................................     98,712
 377,054  Pool #255412
          6.00%, 10/01/34...........................................    379,371
 425,903  Pool #735224
          5.50%, 2/01/35............................................    420,783
 290,694  Pool #827804
          6.00%, 3/01/35............................................    293,118
                                                                     ----------
                                                                      4,753,257
                                                                     ----------
          Government National Mortgage Association--3.7%
   7,961  Pool #359959
          6.50%, 12/15/08...........................................      7,995
  80,815  Pool #421769
          7.50%, 9/15/11............................................     83,411
  37,179  Pool #490725
          6.00%, 10/15/13...........................................     37,645
  15,469  Pool #469940
          6.00%, 1/15/14............................................     15,751
   3,703  Pool #434573
          7.50%, 10/15/14...........................................      3,866
  69,264  Pool #569502
          5.00%, 1/15/17............................................     68,540

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
$ 34,459  Pool #569626
          6.00%, 2/15/17.............................................. $ 35,095
  14,183  Pool #203737
          8.00%, 2/15/17..............................................   14,953
 290,607  Pool #591765
          5.00%, 10/15/17.............................................  287,570
 409,256  Pool #596648
          5.00%, 10/15/17.............................................  404,978
  92,141  Pool #604957
          4.50%, 1/15/19..............................................   89,348
  99,623  Pool #582985
          4.50%, 6/15/19..............................................   96,602
 550,881  Pool #649466
          5.50%, 9/15/20..............................................  552,985
  47,623  Pool #780021
          7.50%, 12/15/23.............................................   49,591
   2,988  Pool #2038
          8.50%, 7/20/25..............................................    3,215
  28,982  Pool #430097
          8.25%, 10/15/26.............................................   30,915
  10,010  Pool #780585
          8.25%, 6/15/27..............................................   10,669
   3,598  Pool #412334
          7.00%, 10/15/27.............................................    3,720
   4,390  Pool #2547
          6.50%, 2/20/28..............................................    4,505
   1,124  Pool #464686
          6.50%, 7/15/28..............................................    1,156
   3,399  Pool #482878
          7.00%, 12/15/28.............................................    3,511
  96,483  Pool #780958
          6.00%, 1/15/29..............................................   97,854
  48,021  Pool #487634
          6.50%, 8/15/29..............................................   49,396
   1,450  Pool #516531
          8.00%, 5/15/30..............................................    1,536
      67  Pool #511772
          8.00%, 11/15/30.............................................       71
     144  Pool #485393
          7.00%, 4/15/31..............................................      149
  10,344  Pool #471763
          6.50%, 5/15/31..............................................   10,628
   9,216  Pool #551101
          6.00%, 11/15/31.............................................    9,343
 392,478  Pool #622630
          5.50%, 11/15/33.............................................  390,242
 262,697  Pool #628058
          5.50%, 12/15/33.............................................  261,200
  61,273  Pool #3662
          3.50%, 5/20/34..............................................   53,121

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$405,348  Pool #640904
          5.00%, 4/15/35........................................... $   393,906
                                                                    -----------
                                                                      3,073,467
                                                                    -----------
          Total Mortgage-Backed Securities
          (Cost $19,221,971).......................................  18,994,081
                                                                    -----------
          CORPORATE BONDS--20.6%
          Aerospace/Defense--0.4%
 125,000  General Dynamics Corp.
          4.25%, 5/15/13...........................................     118,361
  75,000  Lockheed Martin Corp.
          6.15%, 9/01/36...........................................      78,592
 125,000  Raytheon Co.
          4.85%, 1/15/11...........................................     122,853
                                                                    -----------
                                                                        319,806
                                                                    -----------
          Auto Manufacturers--0.3%
 225,000  DaimlerChrysler NA Holding Corp.
          6.50%, 11/15/13..........................................     230,731
                                                                    -----------
          Banks--1.9%
 225,000  Bank of America Corp.
          5.375%, 6/15/14 (a)......................................     225,968
 100,000  BB&T Corp.
          5.25%, 11/01/19..........................................      96,921
 200,000  Fifth Third Bank
          4.20%, 2/23/10...........................................     194,348
 200,000  Mercantile Bankshares Corp.
          4.625%, 4/15/13..........................................     191,531
 150,000  Royal Bank of Scotland Group PLC
          (Great Britain)
          5.00%, 10/01/14..........................................     146,144
 225,000  U.S. Bank NA
          4.95%, 10/30/14..........................................     218,927
 200,000  Wachovia Corp.
          5.25%, 8/01/14...........................................     197,795
 325,000  Wells Fargo & Co.
          3.50%, 4/04/08...........................................     317,274
                                                                    -----------
                                                                      1,588,908
                                                                    -----------
          Beverages--0.3%
 125,000  Coca-Cola Enterprises, Inc.
          8.50%, 2/01/22...........................................     159,765
  75,000  Diageo Finance BV (Netherlands)
          5.30%, 10/28/15..........................................      73,554
                                                                    -----------
                                                                        233,319
                                                                    -----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
          Chemicals--0.4%
$300,000  du Pont (E.I.) de Nemours & Co.
          6.875%, 10/15/09............................................ $314,998
                                                                       --------
          Computers--0.4%
 100,000  IBM Corp.
          4.375%, 6/01/09 (a).........................................   98,328
 200,000  IBM Corp.
          7.00%, 10/30/25.............................................  228,971
                                                                       --------
                                                                        327,299
                                                                       --------
          Diversified Financial Services--4.6%
 300,000  American General Finance Corp.,
          Series G
          5.375%, 9/01/09.............................................  301,424
 135,000  Boeing Capital Corp.
          5.75%, 2/15/07..............................................  135,256
 200,000  Capital One Bank
          5.125%, 2/15/14.............................................  195,231
 325,000  CIT Group, Inc.
          5.00%, 2/01/15..............................................  312,171
 275,000  Citigroup, Inc.
          6.00%, 2/21/12..............................................  285,504
 200,000  Countrywide Home Loans, Inc.
          4.125%, 9/15/09.............................................  193,749
 200,000  Credit Suisse First Boston USA, Inc.
          5.375%, 3/02/16 (a).........................................  198,611
 225,000  General Electric Capital Corp.
          6.75%, 3/15/32 (a)..........................................  257,184
 225,000  Goldman Sachs Group, Inc.
          6.60%, 1/15/12 (a)..........................................  237,418
 150,000  Household Financial Co.
          4.75%, 7/15/13..............................................  144,878
 250,000  J.P. Morgan Chase & Co.
          5.15%, 10/01/15 (a).........................................  243,856
 150,000  John Deere Capital Corp.
          5.10%, 1/15/13..............................................  148,294
  75,000  Lehman Brothers Holdings, Inc.
          4.25%, 1/27/10 (a)..........................................   72,823
 150,000  Lehman Brothers Holdings, Inc.
          7.875%, 8/15/10.............................................  163,449
 200,000  Merrill Lynch & Co.
          4.25%, 2/08/10..............................................  194,267
 165,000  Merrill Lynch & Co.
          Series B
          3.70%, 4/21/08..............................................  161,401

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$150,000  Morgan Stanley
          4.00%, 1/15/10............................................ $  144,755
 100,000  SLM Corp.
          5.00%, 10/01/13...........................................     97,350
 100,000  The Bear Stearns Cos., Inc.
          5.30%, 10/30/15...........................................     98,436
 225,000  Toyota Motor Credit Corp.
          5.50%, 12/15/08...........................................    226,404
                                                                     ----------
                                                                      3,812,461
                                                                     ----------
          Electric--1.5%
 150,000  ConEdison Co., Inc.
          5.30%, 3/01/35............................................    138,513
 175,000  Constellation Energy Group, Inc.
          7.00%, 4/01/12............................................    187,305
  75,000  Duke Energy Corp.
          6.25%, 1/15/12............................................     78,066
 100,000  Exelon Corp.
          4.90%, 6/15/15............................................     94,349
 150,000  Florida Power & Light Co.
          5.65%, 2/01/35............................................    148,191
  75,000  NiSource Finance Corp.
          7.875%, 11/15/10..........................................     80,904
 275,000  Ontario Electricity Financial Corp.
          (Canada)
          6.10%, 1/30/08............................................    278,144
 250,000  Virginia Electric & Power Co.
          5.25%, 12/15/15...........................................    243,178
                                                                     ----------
                                                                      1,248,650
                                                                     ----------
          Food--0.7%
 225,000  Kraft Foods, Inc.
          6.25%, 6/01/12............................................    234,015
 200,000  Kroger Co.
          7.70%, 6/01/29............................................    221,866
 125,000  Safeway, Inc.
          4.95%, 8/16/10............................................    122,229
                                                                     ----------
                                                                        578,110
                                                                     ----------
          Healthcare-Services--0.1%
  75,000  UnitedHealth Care Group, Inc.
                                                                         74,205
                                                                     ----------
          Holding Companies-Diversified--0.3%
 250,000  NiSource Capital Markets, Inc.
          7.99%, 4/01/22............................................    288,673
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
          Insurance--1.3%
$325,000  Aegon NV (Netherlands)
          4.75%, 6/01/13............................................ $  312,524
 100,000  Allstate Corp.
          5.00%, 8/15/14............................................     97,217
  75,000  Marsh & McLennan Cos., Inc.
          5.875%, 8/01/33...........................................     68,635
 175,000  MetLife, Inc.
          5.00%, 11/24/13...........................................    170,142
 250,000  Prudential Financial, Inc.
          5.10%, 9/20/14............................................    244,104
 200,000  Travelers Property Casualty Corp.
          5.00%, 3/15/13............................................    195,336
                                                                     ----------
                                                                      1,087,958
                                                                     ----------
          Machinery-Construction & Mining--0.1%
  75,000  Caterpillar, Inc.
          7.30%, 5/01/31............................................     90,531
                                                                     ----------
          Media--1.4%
 325,000  Comcast Cable Communications Holdings, Inc.
          6.75%, 1/30/11............................................    341,438
  50,000  Comcast Cable Communications Holdings, Inc.
          8.875%, 5/01/17...........................................     60,418
 275,000  Cox Communications, Inc.
          7.125%, 10/01/12..........................................    293,074
 100,000  News America Holdings, Inc.
          7.75%, 12/01/45...........................................    111,505
 250,000  Time Warner, Inc.
          6.875%, 5/01/12...........................................    264,348
 100,000  Walt Disney Co.
          6.375%, 3/01/12...........................................    105,032
                                                                     ----------
                                                                      1,175,815
                                                                     ----------
          Mining--0.5%
 250,000  Alcoa, Inc.
          6.00%, 1/15/12............................................    257,434
 150,000  BHP Billiton Finance (Australia)
          4.80%, 4/15/13............................................    145,722
                                                                     ----------
                                                                        403,156
                                                                     ----------
          Miscellaneous Manufacturing--0.1%
  50,000  Honeywell International, Inc.
          6.125%, 11/01/11..........................................     52,019
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
          Oil & Gas--1.6%
$ 50,000  Amerada Hess Corp.
          7.875%, 10/01/29.......................................... $   59,087
 125,000  Conoco, Inc.
          6.95%, 4/15/29............................................    144,158
 125,000  Devon Financing Corp.
          7.875%, 9/30/31...........................................    152,342
 175,000  Exxon Mobil Corp.
          8.625%, 8/15/21...........................................    235,295
 100,000  Nexen, Inc. (Canada)
          5.875%, 3/10/35...........................................     95,344
  95,000  Noble Affiliates, Inc.
          8.00%, 4/01/27............................................    112,461
 150,000  Norsk Hydro ASA (Norway)
          7.75%, 6/15/23............................................    181,071
 300,000  Pemex Project Funding Master Trust
          7.875%, 2/01/09...........................................    314,099
  75,000  Valero Energy Corp.
          7.50%, 4/15/32............................................     86,881
                                                                     ----------
                                                                      1,380,738
                                                                     ----------
          Pharmaceuticals--0.1%
 125,000  Wyeth
          5.50%, 3/15/13............................................    125,576
                                                                     ----------
          Pipelines--0.2%
 140,000  Texas Eastern Transmission Corp.
          7.30%, 12/01/10...........................................    149,507
                                                                     ----------
          Real Estate--0.3%
 275,000  EOP Operating LP
          4.75%, 3/15/14............................................    260,120
                                                                     ----------
          Retail--0.8%
 275,000  Federated Department Stores, Inc.
          7.00%, 2/15/28............................................    282,058
 100,000  Target Corp.
          5.875%, 3/01/12...........................................    103,213
 150,000  Wal-Mart Stores, Inc.
          6.875%, 8/10/09...........................................    157,084
 150,000  Wal-Mart Stores, Inc.
          5.25%, 9/01/35............................................    140,281
                                                                     ----------
                                                                        682,636
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
          Savings & Loans--0.1%
$ 75,000  Washington Mutual Bank
          5.125%, 1/15/15.......................................... $    72,418
                                                                    -----------
          Telecommunications--2.6%
 225,000  AT&T Wireless Services, Inc.
          7.875%, 3/01/11..........................................     246,396
 100,000  BellSouth Corp.
          6.55%, 6/15/34 (a).......................................     100,166
 250,000  British Telecom PLC (Great Britain)
          8.875%, 12/15/30 (b).....................................     333,517
 215,000  Deutsche Telekom International Finance
          BV (Netherlands)
          8.00%, 6/15/10 (c).......................................     234,542
 100,000  GTE Corp.
          6.94%, 4/15/28...........................................     103,571
 250,000  Koninklijke KPN NV
          8.00%, 10/01/10..........................................     270,094
 150,000  SBC Communications, Inc.
          5.10%, 9/15/14...........................................     144,929
 175,000  Sprint Capital Corp.
          6.125%, 11/15/08.........................................     177,563
 125,000  Sprint Capital Corp.
          8.75%, 3/15/32...........................................     152,437
 100,000  Telecom Italia Capital SA
          (Luxembourg)
          5.25%, 10/01/15..........................................      92,661
 175,000  Verizon Global Funding Corp.
          7.75%, 12/01/30 (a)......................................     200,608
 125,000  Vodafone Group PLC (Great Britain)
          7.875%, 2/15/30..........................................     146,995
                                                                    -----------
                                                                      2,203,479
                                                                    -----------
          Transportation--0.6%
 100,000  Burlington Northern Santa Fe Corp.
          6.75%, 3/15/29...........................................     110,496
 200,000  Norfolk Southern Corp.
          7.05%, 5/01/37...........................................     233,145
 125,000  Union Pacific Corp.
          6.625%, 2/01/29 (a)......................................     136,594
                                                                    -----------
                                                                        480,235
                                                                    -----------
          Total Corporate Bonds
          (Cost $17,106,115).......................................  17,181,348
                                                                    -----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
          COMMERCIAL MORTGAGE-BACKED SECURITIES--4.5%
$ 13,145  Asset Securitization Corp.,
          Series 1995-MD4, Class A1
          7.10%, 8/13/29.............................................. $ 13,238
  46,435  Bear Stearns Commercial
          Mortgage Securities,
          Series 1999-WF2, Class A1
          6.80%, 7/15/31..............................................   46,685
 100,000  Bear Stearns Commercial
          Mortgage Securities,
          Series 2002-TOP6, Class A2
          6.46%, 10/15/36.............................................  105,528
 400,000  Bear Stearns Commercial
          Mortgage Securities,
          Series 2003-T10, Class A2
          4.74%, 3/13/40..............................................  389,397
 250,000  Bear Stearns Commercial
          Mortgage Securities,
          Series 2003-T12, Class A4
          4.68%, 8/13/39..............................................  241,912
 575,000  Citigroup/Deutsche Bank Commercial
          Mortgage Trust,
          Series 2005-CD1, Class A4
          5.40%, 7/15/44 (a)..........................................  573,056
  82,730  Commercial Mortgage
          Acceptance Corp.,
          Series 1997-ML1, Class A2
          6.53%, 12/15/30.............................................   82,983
 225,000  CS First Boston Mortgage
          Securities Corp.,
          Series 2000-C1, Class A2
          7.55%, 4/15/62..............................................  239,876
 375,000  CS First Boston Mortgage
          Securities Corp.,
          Series 2001-CK3, Class A4
          6.53%, 6/15/34..............................................  393,880
   3,507  DLJ Commercial Mortgage Corp.,
          Series 1998-CF2, Class A1A
          5.88%, 11/12/31.............................................    3,502
 322,668  DLJ Commercial Mortgage Corp.,
          Series 2000-CKP1, Class A1B
          7.18%, 11/10/33.............................................  342,440
 225,000  GE Capital Commercial Mortgage
          Corp.,
          Series 2002-1A, Class A3
          6.27%, 12/10/35.............................................  235,845

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$150,000  J.P. Morgan Chase Commercial
          Mortgage Securities Corp.,
          Series 2004-LN2, Class A2
          5.12%, 7/15/41............................................ $  147,738
 475,000  LB-UBS Commercial
          Mortgage Trust,
          Series 2003-C3, Class A4
          4.17%, 5/15/32............................................    446,908
 350,000  LB-UBS Commercial Mortgage Trust
          Series 2004-C7, Class A6
          4.79%, 10/15/29...........................................    338,407
 100,000  Morgan Stanley Dean Witter
          Capital I,
          Series 2001-TOP1, Class A4
          6.66%, 2/15/33............................................    105,007
                                                                     ----------
          Total Commercial Mortgage-Backed Securities
          (Cost $3,801,595).........................................  3,706,402
                                                                     ----------
          FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--2.3%
 175,000  Quebec Province (Canada)
          5.75%, 2/15/09............................................    177,923
 250,000  Republic of Chile (Chile)
          5.50%, 1/15/13............................................    251,500
 125,000  Republic of Hungary (Hungary)
          4.75%, 2/03/15............................................    119,009
 625,000  Republic of Italy (Italy)
          4.50%, 1/21/15 (a)........................................    603,822
 150,000  Republic of Korea (South Korea)
          4.875%, 9/22/14...........................................    145,680
 600,000  United Mexican States (Mexico)
          5.625%, 1/15/17 (a).......................................    592,800
                                                                     ----------
          Total Foreign Government Agencies & Obligations
          (Cost $1,924,217).........................................  1,890,734
                                                                     ----------
          ASSET-BACKED SECURITY--1.0%
          Diversified Financial Services--1.0%
 775,000  MBNA Master Credit Card Trust, Series 1999-J, Class A
            7.00%, 2/15/12
          (Cost $852,677)...........................................    818,008
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                        ------------
            TRUST PREFERRED BOND--0.2%
            Banks--0.2%
$   125,000 Bank of America Corp. Capital Trust XI
            6.625%, 5/23/36
            (Cost $126,020)...................................... $    131,872
                                                                  ------------
  NUMBER
 OF SHARES
 ---------
            MONEY MARKET FUND--3.8%
  3,198,962 BNY Hamilton Money Fund (Institutional Shares),
              5.24% (d) (Cost $3,198,962)........................    3,198,962
                                                                  ------------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
            LOANED--29.4%
            MONEY MARKET FUND--29.4%
 24,442,229 BNY Institutional Cash Reserve Fund, 5.34% (e) (Cost
              $24,442,229) (f)...................................   24,442,229
                                                                  ------------

            Total Investments (Cost $108,030,328) (g)--129.2%....  107,500,760
            Liabilities in excess of other assets--(29.2%).......  (24,296,898)
                                                                  ------------
            Net Assets--100.0%................................... $ 83,203,862
                                                                  ============

(a) Securities, or portion thereof, were on loan at September 30, 2006.

(b) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security is currently rated Baa1/BBB+.

(c) The coupon on this security along with its rating. If its rating falls below single A by either Moody's Standard & Poor's, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated A3/A-.

(d) Represents annualized 7 day yield at September 30, 2006.

(e) Interest rate shown reflects the yield as of September 30, 2006.

(f) At September 30, 2006, the total market value of the Fund's securities on loan was $23,949,642 and the total value of the collateral held by the Fund was $24,442,229.

(g) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30,2006, net unrealized depreciation was $529,568 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $606,855 and aggregate gross unrealized depreciation of $1,136,423.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           COMMERCIAL PAPER--31.1%
           Asset-Backed Securities--27.2%
$2,000,000 Anglesea Funding LLC
           5.29%, 10/10/06......................................... $ 1,997,600
 2,000,000 Atlas Capital Funding Corp.
           5.27%, 11/07/06.........................................   1,989,420
 2,000,000 Austra Corp.
           5.28%, 10/12/06.........................................   1,997,040
 2,000,000 Crown Point Capital Co., LLC
           5.27%, 11/15/06.........................................   1,987,020
 2,000,000 Erasmus Capital Corp.
           5.34%, 10/30/06.........................................   1,991,740
 2,000,000 Kaiserplatz Funding (Delaware) LLC
           5.27%, 12/13/06.........................................   1,978,800
 2,000,000 Klio II Funding Corp.
           5.28%, 10/11/06.........................................   1,997,320
 2,000,000 Millstone Funding Corp.
           5.29%, 10/25/06.........................................   1,993,220
 2,000,000 Nieuw Amsterdam Receivables Corp.
           5.27%, 10/19/06.........................................   1,994,980
 2,000,000 Tasman Funding, Inc.
           5.27%, 10/10/06.........................................   1,997,620
 1,100,000 Versailles CDS Ltd.
           5.27%, 11/27/06.........................................   1,090,991
                                                                    -----------
                                                                     21,015,751
                                                                    -----------
           Banks--3.9%
 3,000,000 Swedish Housing Finance Corp.
           5.27%, 11/02/06.........................................   2,986,470
                                                                    -----------
           Total Commercial Paper
             (Cost $23,998,991)....................................  24,002,221
                                                                    -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS--26.4%
           Federal Home Loan Mortgage Corp.--6.8%
 1,821,040 Series 1601, Class PJ
           6.00%, 10/15/08.........................................   1,823,696
   650,721 Series 2643, Class LA
           4.50%, 1/15/11..........................................     647,987
 2,850,765 Structured Pass
           Through Securities,
           Series 2677, Class LM
           4.00%, 4/15/13..........................................   2,813,762
                                                                    -----------
                                                                      5,285,445
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Federal National Mortgage Association--4.9%
$  832,280 Series 2002-77, Class QP
           5.00%, 9/25/26.......................................... $   827,525
   333,040 Series 2004-1, Class GK
           3.00%, 12/25/12.........................................     330,561
 2,436,812 Series 2005-57, Class CK
           5.00%, 7/25/35..........................................   2,416,769
   202,714 Series 2005-98, Class G
           5.50%, 12/25/14.........................................     202,175
                                                                    -----------
                                                                      3,777,030
                                                                    -----------
           Government National Mortgage Association--0.6%
   435,226 Series 2001-63, Class PB
           6.00%, 2/20/30..........................................     434,455
                                                                    -----------
           Whole Loan Collateral CMO--14.1%
 2,000,000 Bank of America Mortgage Securities,
           Series 2004-E, Class 2A3
           4.11%, 6/25/34 FRN......................................   1,973,156
 1,776,778 CS First Boston Mortgage Securities Corp.,
           Series 2004-1, Class 1A1
           5.75%, 2/25/34..........................................   1,771,799
   480,530 Granite Mortgages PLC, (Great Britain)
           Series 2003-1, Class 1A2
           5.69%, 1/20/20 FRN......................................     481,108
 2,398,294 Merrill Lynch Mortgage Investors, Inc.,
           Series 2005-A2, Class A2
           4.49%, 2/25/35..........................................   2,356,261
 2,775,588 Residential Asset Securitization Trust,
           Series 2005-A14, Class A5
           5.50%, 12/25/35.........................................   2,700,479
 1,664,869 Structured Adjustable Rate Mortgage
           Loan Trust,
           Series 2005-23, Class 1A1
           5.45%, 1/25/36..........................................   1,659,925
                                                                    -----------
                                                                     10,942,728
                                                                    -----------
           Total Collateralized Mortgage Obligations
             (Cost $20,530,752)....................................  20,439,658
                                                                    -----------
           ASSET-BACKED SECURITIES--24.5%
           Auto Floor Plan Asset- Backed Securities--3.9%
 3,000,000 Ford Credit Floorplan Master Owner Trust,
           Series 2004-1, Class A
           5.37%, 7/15/09 FRN......................................   3,000,473
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Automobile Asset-Backed Securities--17.3%
$1,535,349 AmeriCredit Automobile Receivables Trust,
           Series 2006-AF, Class A1
           5.50%, 8/06/07.......................................... $ 1,536,906
   282,365 Capital One Prime Auto Receivables,
           Series 2006-1, Class A1
           4.87%, 3/15/07..........................................     282,502
 1,524,301 Chase Manhattan Auto Owner Trust,
           Series 2003-A, Class A4
           2.06%, 12/15/09.........................................   1,506,700
   474,653 Honda Auto Receivables Owner Trust,
           Series 2006-1, Class A1
           4.93%, 4/18/07..........................................     474,860
 1,656,759 Nissan Auto Receivables Owner Trust,
           Series 2003-B, Class A4
           2.05%, 3/16/09..........................................   1,633,213
   737,344 Triad Auto Receivables Owner Trust,
           Series 2006-B, Class A1
           5.14%, 6/12/07..........................................     737,878
 2,000,000 USAA Auto Owner Trust,
           Series 2006-2, Class A2
           5.31%, 3/16/09..........................................   2,001,503
 2,000,000 USAA Auto Owner Trust,
           Series 2006-3, Class A2
           5.47%, 4/15/09..........................................   2,004,674
 1,204,305 Volkswagen Auto Lease Trust,
           Series 2006-A, Class A1
           5.52%, 8/20/07..........................................   1,205,521
 2,000,000 World Omni Auto Receivables Trust,
           Series 2006-B, Class A2
           5.30%, 7/15/09..........................................   2,001,563
                                                                    -----------
                                                                     13,385,320
                                                                    -----------
           Other Asset-Backed Securities--3.3%
   411,326 CIT Equipment Collateral,
           Series 2003-EF1, Class A3
           5.49%, 1/20/08 FRN......................................     411,613
   744,539 CIT Equipment Collateral,
           Series 2006-VT1, Class A1
           4.99%, 3/20/07..........................................     744,586
 1,426,429 Credit-Based Asset Servicing and Securitization,
           Series 2006-CB1, Class AF1
           5.46%, 1/25/36..........................................   1,420,155
                                                                    -----------
                                                                      2,576,354
                                                                    -----------
           Total Asset-Backed Securities
             (Cost $18,945,302)....................................  18,962,147
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          -----------
           CORPORATE BONDS--12.3%
           Banks--3.2%
$2,500,000 Bank of America
           5.43%, 6/19/07 FRN..................................... $ 2,500,848
                                                                   -----------
           Diversified Financial Services--6.5%
 2,500,000 Caterpillar Financial Services Corp.
           5.45%, 8/11/09 FRN.....................................   2,500,940
 2,500,000 CIT Group, Inc.
           5.46%, 12/19/07 FRN....................................   2,503,593
                                                                   -----------
                                                                     5,004,533
                                                                   -----------
           Media--2.6%
 2,000,000 Gannett Co., Inc.
           5.60%, 5/26/09 FRN.....................................   2,001,720
                                                                   -----------
           Total Corporate Bonds
             (Cost $9,501,797)....................................   9,507,101
                                                                   -----------
           CERTIFICATE OF DEPOSIT--2.6%
           Banks--2.6%
 2,000,000 BB&T Corp.
           5.40%, 8/10/07.........................................   2,000,202
                                                                   -----------
           (Cost $2,000,000)
 NUMBER
OF SHARES
---------
           MONEY MARKET FUND--3.5%
 2,684,848 BNY Hamilton Money Fund (Institutional Shares),
             5.24% (a)
           (Cost $2,684,848)......................................   2,684,848
                                                                   -----------
           Total Investments
           (Cost $77,661,690) (b)--100.4%.........................  77,596,177
           Liabilities in excess of other assets--(0.4%)..........    (313,710)
                                                                   -----------
           Net Assets--100.0%..................................... $77,282,467
                                                                   ===========

FRN Floating Rate Note. Coupon shown is in effect at September 30, 2006.

 + Discounted rate at time of purchase for United States Government Agencies and Obligations.

(a) Represents annualized 7 day yield at September 30, 2006.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2006, net unrealized depreciation was $65,513 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $40,602 and aggregate gross unrealized depreciation of $106,115.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON MONEY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
            COMMERCIAL PAPER--60.7%
            Asset-Backed Securities--52.9%
$40,100,000 Adirondack Corp. (France)
            5.30%, 10/02/06....................................... $ 40,094,096
200,000,000 Adirondack Corp. (France)
            5.32%, 11/02/06.......................................  199,054,221
100,000,000 Adirondack Corp. (France)
            5.30%, 12/07/06.......................................   99,013,611
 21,086,000 Adirondack Corp. (France)
            5.30%, 12/11/06.......................................   20,865,593
100,000,000 Anglesea Funding LLC
            5.28%, 10/02/06.......................................   99,985,333
100,000,000 Anglesea Funding LLC
            5.28%, 10/05/06.......................................   99,941,333
100,000,000 Anglesea Funding LLC
            5.30%, 1/10/07........................................   99,994,352
 50,000,000 Barton Capital LLC
            5.27%, 10/11/06.......................................   49,926,806
 50,000,000 Beethoven Funding Corp. (Germany)
            5.28%, 10/04/06.......................................   49,978,000
100,000,000 Beethoven Funding Corp. (Germany)
            5.28%, 10/05/06.......................................   99,941,333
 97,461,000 Beethoven Funding Corp. (Germany)
            5.29%, 10/27/06.......................................   97,088,645
 50,000,000 Beethoven Funding Corp. (Germany)
            5.27%, 11/07/06.......................................   49,729,181
 43,989,000 Beethoven Funding Corp. (Germany)
            5.27%, 11/13/06.......................................   43,712,101
100,000,000 Blue Bell Funding Corp.
            5.275%, 10/23/06......................................   99,677,639
100,000,000 Buckingham LLC (Great Britain)
            5.28%, 10/06/06.......................................   99,926,667
150,000,000 Buckingham LLC (Great Britain)
            5.29%, 10/23/06.......................................  149,515,082
 68,845,000 Buckingham LLC (Great Britain)
            5.29%, 10/25/06.......................................   68,602,207
 31,437,000 Cancara Asset Securitization LLC (Great Britain)
            5.29%, 11/13/06.......................................   31,238,362
 65,832,000 Cancara Asset Securitization LLC (Great Britain)
            5.255%, 12/21/06......................................   65,053,619
 85,377,000 Coast Asset Corp. (Australia)
            5.28%, 10/20/06.......................................   85,139,083
 25,340,000 Coast Asset Corp. (Australia)
            5.28%, 12/18/06.......................................   25,050,110
 50,000,000 Concord Minutemen Capital Co., LLC
            5.26%, 1/18/07........................................   49,203,694
115,000,000 DEPFA Bank PLC (Ireland)
            5.27%, 10/16/06.......................................  114,747,480
 91,504,000 East-Fleet Finance LLC
            5.27%, 12/07/06.......................................   90,606,524
116,173,000 G Street Finance (Delaware) Corp. (France)
            5.29%, 10/23/06.......................................  115,797,439

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
$68,400,000 Galaxy Funding, Inc.
            5.26%, 12/18/06....................................... $ 67,620,468
 50,000,000 Galleon Capital, LLC
            5.27%, 10/19/06.......................................   49,868,250
 29,412,000 Kitty Hawk Funding Corp.
            5.30%, 11/10/06.......................................   29,238,796
 78,346,000 Klio Funding Corp.
            5.28%, 10/20/06.......................................   78,127,676
 46,946,000 Klio III Funding Corp.
            5.28%, 10/19/06.......................................   46,822,063
 80,898,000 Klio III Funding Corp.
            5.34%, 10/20/06.......................................   80,670,002
 65,676,000 Legacy Capital Corp.
            5.26%, 10/03/06.......................................   65,656,808
 45,200,000 Long Lane Master Trust
            5.27%, 10/20/06.......................................   45,074,281
 41,000,000 McKinley Funding Corp.
            5.30%, 11/06/06.......................................   40,782,700
 50,000,000 Millstone Funding Corp.
            5.28%, 10/05/06.......................................   49,970,667
111,689,000 Millstone Funding Corp.
            5.36%, 10/27/06.......................................  111,256,639
 50,000,000 Mont Blanc Capital Corp.
            5.26%, 12/21/06.......................................   49,408,250
 39,375,000 New Center Asset Trust
            5.27%, 10/06/06.......................................   39,346,180
 30,412,000 Nieuw Amsterdam Receivables Corp.
            5.29%, 11/08/06.......................................   30,242,183
 35,000,000 North Sea Funding LLC (Netherlands)
            5.29%, 11/15/06.......................................   34,768,563
100,000,000 Ormond Quay Funding PLC (Germany)
            5.29%, 1/08/07........................................   99,993,757
100,000,000 Ormond Quay Funding PLC (Germany)
            5.345%, 6/14/07.......................................   99,986,800
 95,000,000 Paradigm Funding LLC
            5.26%, 10/24/06.......................................   94,680,747
 40,000,000 Paradigm Funding LLC
            5.27%, 1/08/07........................................   39,420,300
 70,095,000 Perry Global Funding Ltd.
            5.27%, 10/10/06.......................................   70,002,650
 78,000,000 Perry Global Funding Ltd.
            5.39%, 10/03/06.......................................   77,976,643
118,199,000 Perry Global Funding Ltd.
            5.29%, 11/06/06.......................................  117,572,545
150,000,000 Raffles Place Funding Corp.
            5.31%, 11/15/06.......................................  149,004,374
 50,000,000 Saint Germain Holdings, Inc.
            5.29%, 11/08/06.......................................   49,720,806
 50,000,000 Saint Germain Holdings, Inc.
            5.27%, 12/05/06.......................................   49,524,236
 50,000,000 Saint Germain Holdings, Inc.
            5.27%, 12/06/06.......................................   49,516,917

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
$122,474,000 Surrey Funding Corp.
             5.27%, 10/17/06.................................... $  122,187,139
  36,850,000 Sydney Capital Corp., Inc. (Australia)
             5.28%, 10/20/06....................................     36,747,311
  50,000,000 Tango Finance Corp.
             5.265%, 1/23/07....................................     49,166,375
 100,000,000 Tasman Funding, Inc.
             5.28%, 10/05/06....................................     99,941,361
 100,000,000 Tasman Funding, Inc.
             5.28%, 10/16/06....................................     99,780,000
  75,000,000 Tasman Funding, Inc.
             5.28%, 10/20/06....................................     74,791,000
 100,000,000 Thunder Bay Funding LLC (Canada)
             5.27%, 12/18/06....................................     98,858,167
  30,855,000 TSL (USA), Inc. (Australia)
             5.50%, 10/02/06....................................     30,850,286
  50,000,000 TSL (USA), Inc. (Australia)
             5.29%, 10/16/06....................................     49,889,792
 100,000,000 TSL (USA), Inc. (Australia)
             5.29%, 10/25/06....................................     99,647,333
 100,000,000 TSL (USA), Inc. (Australia)
             5.28%, 12/20/06....................................     98,826,667
  76,452,000 TSL (USA), Inc. (Australia)
             5.30%, 12/20/06....................................     75,551,565
  47,100,000 Versailles CDS Ltd. (France)
             5.28%, 11/02/06....................................     46,878,944
  31,000,000 Versailles CDS Ltd. (France)
             5.30%, 11/13/06....................................     30,803,753
  50,000,000 Versailles CDS Ltd. (France)
             5.27%, 12/14/06....................................     49,458,361
  66,513,000 Victory Receivables Corp.
             5.31%, 10/04/06....................................     66,483,568
  50,000,000 Zenith Funding Corp.
             5.385%, 10/02/06...................................     49,992,521
  39,817,000 Zenith Funding Corp.
             5.27%, 11/27/06....................................     39,484,760
                                                                 --------------
                                                                  4,979,474,715
                                                                 --------------
             Diversified Financial Services--7.8%
  78,900,000 Austra Corp. (Australia)
             5.29%, 10/10/06....................................     78,795,655
  80,000,000 Austra Corp. (Australia)
             5.27%, 12/15/06....................................     79,121,667
 100,000,000 Austra Corp. (Australia)
             5.275%, 12/15/06...................................     98,901,042
  67,800,000 Austra Corp. (Australia)
             5.27%, 12/20/06....................................     67,005,987
  28,975,000 Berkeley Square Finance LLC (Germany)
             5.50%, 10/02/06....................................     28,970,573
 100,000,000 Berkeley Square Finance LLC (Germany)
             5.30%, 10/11/06....................................     99,852,778

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
$34,000,000 KBC Financial Products International Ltd. (Belgium)
            5.275%, 12/18/06.................................... $   33,611,408
100,000,000 La Fayette Asset Securitization LLC
            5.31%, 10/05/06.....................................     99,940,999
 94,430,000 La Fayette Asset Securitization LLC
            5.40%, 10/10/06.....................................     94,302,520
 50,000,000 Tulip Funding Corp.
            5.29%, 11/15/06.....................................     49,669,375
                                                                 --------------
                                                                    730,172,004
                                                                 --------------
            Total Commercial Paper
            (Cost $5,709,646,719)...............................  5,709,646,719
                                                                 --------------
            CERTIFICATES OF DEPOSIT--14.4%
            Banks--14.4%
100,000,000 Barclays Bank PLC (Great Britain)
            5.46%, 10/11/06.....................................    100,000,000
 50,000,000 Barclays Bank PLC (Great Britain)
            5.30%, 10/30/06.....................................     50,000,000
 25,000,000 BB&T Corp.
            5.40%, 8/10/07 FRN..................................     25,000,000
 50,000,000 Calyon, NY
            4.92%, 2/02/07......................................     50,000,000
100,000,000 DEPFA Bank PLC (Ireland)
            5.30%, 11/06/06.....................................    100,000,000
 50,000,000 Dexia Banque S.A. (Belgium)
            5.00%, 2/12/07......................................     50,000,000
 50,000,000 First Tennessee Bank
            5.31%, 11/28/06.....................................     50,000,000
 80,000,000 HBOS Treasury Services PLC (Great Britain)
            5.33%, 12/14/06.....................................     80,000,000
 50,000,000 HBOS Treasury Services PLC (Great Britain)
            4.93%, 2/06/07......................................     50,000,000
 50,000,000 Mercantile-Safe Deposit & Trust Co.
            5.29%, 11/20/06 FRN.................................     50,000,000
 50,000,000 Regions Bank
            5.32%, 12/18/06.....................................     50,000,000
 50,000,000 Regions Bank
            5.32%, 12/18/06.....................................     50,000,000
100,000,000 Societe Generale (France)
            5.29%, 10/02/06.....................................    100,000,000
 50,000,000 Societe Generale (France)
            4.96%, 2/05/07......................................     50,000,000
100,000,000 Svenska Handelsbanken, Inc. (Sweden)
            4.96%, 2/07/07......................................    100,000,000
100,000,000 UBS AG (Switzerland)
            5.31%, 10/02/06.....................................    100,000,000
100,000,000 UBS AG (Switzerland)
            5.31%, 11/15/06.....................................    100,000,000

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
$50,000,000 Wachovia Bank
            5.33%, 3/30/07 FRN.................................. $   49,997,290
100,000,000 Wells Fargo Bank
            5.27%, 10/02/06.....................................    100,000,000
 50,000,000 Wilmington Trust Corp.
            5.35%, 12/06/06.....................................     50,000,000
                                                                 --------------
            Total Certificates of Deposit.......................
            (Cost $1,354,997,290)...............................  1,354,997,290
                                                                 --------------
            CORPORATE BONDS--14.4%
            Banks--3.2%
100,000,000 American Express Bank
            5.36%, 11/22/06 FRN.................................    100,008,772
200,000,000 Bank of America
            5.43%, 6/19/07 FRN..................................    200,000,000
                                                                 --------------
                                                                    300,008,772
                                                                 --------------
            Diversified Financial Services--11.2%
100,000,000 Harrier Finance Funding LLC
            5.29%, 10/10/06 FRN.................................     99,999,755
 40,000,000 Harrier Finance Funding LLC
            5.29%, 5/25/07......................................     39,994,268
100,000,000 Links Finance LLC
            5.30%, 9/17/07 FRN..................................     99,995,218
100,000,000 Merrill Lynch & Co.
            5.30%, 7/27/07 FRN..................................    100,000,000
 84,000,000 Morgan Stanley
            5.50%, 11/09/06 FRN.................................     84,005,518
 50,000,000 Premier Asset Collateralized Entity LLC
            5.29%, 12/15/06.....................................     49,997,788
 70,000,000 Premier Asset Collateralized Entity LLC
            5.31%, 4/25/07......................................     69,998,862
100,000,000 Sedna Finance, Inc.
            5.30%, 10/23/06 FRN.................................     99,999,700
100,000,000 Sigma Finance, Inc. (Great Britain)
            4.98%, 2/09/07......................................    100,000,000
 20,000,000 Stanfield Victoria Funding LLC
            5.29%, 10/20/06 FRN.................................     19,999,783
100,000,000 Stanfield Victoria Funding LLC
            5.29%, 10/25/06 FRN.................................     99,999,211
 26,000,000 Tango Finance Corp.
            5.29%, 10/25/06 FRN.................................     25,999,659
 30,000,000 Tango Finance Corp.
            5.28%, 11/01/06 FRN.................................     29,999,743
 25,000,000 Whistlejacket Capital Ltd.
            5.29%, 11/22/06 FRN.................................     24,999,643
 60,000,000 Whistlejacket Capital Ltd.
            5.29%, 11/27/06 FRN.................................     59,998,387

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                      --------------
$50,000,000 White Pine Finance LLC
            5.29%, 10/16/06 FRN................................ $   49,999,657
                                                                --------------
                                                                 1,054,987,192
                                                                --------------
            Total Corporate Bonds
            (Cost $1,354,995,964)..............................  1,354,995,964
                                                                --------------
            TIME DEPOSITS--6.7%
            Banks--6.7%
200,000,000 Chase Manhattan Bank
            5.25%, 10/02/06....................................    200,000,000
225,000,000 National City Bank, Cleveland
            5.31%, 10/02/06....................................    225,000,000
204,241,000 Wells Fargo Bank
            5.25%, 10/02/06....................................    204,241,000
                                                                --------------
            Total Time Deposits
            (Cost $629,241,000)................................    629,241,000
                                                                --------------
            MASTER NOTES--4.0%
375,000,000 IXIS Commercial Paper Master Note, 5.425%, dated
              9/29/06, due 10/02/06, repurchase price
              $375,169,531 (Collateral- ABS, 0.00%, 9/12/13,
              CMO, 0.00%, 3/19/13; aggregate market value plus
              accrued interest $ 382,672,922)
            (Cost $ 375,000,000)...............................    375,000,000
                                                                --------------
            Total Investments
            (Cost $9,423,880,973) (a)--100.2%..................  9,423,880,973
            Liabilities in excess of other assets--(0.2%)......    (14,751,979)
                                                                --------------
            Net Assets--100.0%................................. $9,409,128,994
                                                                ==============

ABS Asset-Backed Securities.

CMO Collateralized Mortgage Obligations.

FRN Floating Rate Note. Coupon shown is in effect at September 30, 2006.

(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

                                         MOODY'S
PRINCIPAL                                 /S&P    INTEREST MATURITY
 AMOUNT                                  RATINGS    RATE     DATE      VALUE
---------                                -------- -------- -------- -----------
           SHORT-TERM MUNICIPAL BONDS--97.7%
           Education--2.6%
$1,400,000 Albany, New York, Individual
             Development Agency Civic
             Facility Revenue
             University Albany
             Foundation Student, Series
             C, AMBAC Insured + (a)..... Aaa/AAA    3.77%  11/01/32 $ 1,400,000
 3,000,000 New York State Dormitory
             Authority Revenue,
             Non-State Supported Debt,
             (Columbia University) (a).. Aaa/AAA    3.68   7/01/28    3,000,000
 1,100,000 New York State Dormitory
             Authority Revenue,
             Non-State Supported Debt,
             (Columbia University),
             Series C (a)............... Aaa/AAA    5.00   7/01/29    1,110,616
                                                                    -----------
                                                                      5,510,616
                                                                    -----------
           General Obligations--11.5%
 2,000,000 Ithaca City, New York,
             Series A................... MIG1/NR    4.25   1/17/07    2,005,892
 1,800,000 New York, New York, Series
             H-SubSeries H-4, AMBAC
             Insured, + (a)............. Aaa/AAA    3.71   8/01/15    1,800,000
 3,300,000 New York, New York, Series
             H-SubSeries H-6, MBIA
             Insured + (a).............. Aaa/AAA    3.68   8/01/12    3,300,000
 1,700,000 New York, New York,
             SubSeries A-6 (a).......... Aaa/AAA    3.70   8/01/19    1,700,000
 1,000,000 New York, New York,
             SubSeries A-9 (a).......... Aa2/AAA    3.70   8/01/18    1,000,000
   300,000 New York, New York,
             SubSeries A-10, MBIA
             Insured + (a).............. Aa2/AAA    3.76   8/01/17      300,000
 8,000,000 New York, New York,
             SubSeries C-3 (a)..........  Aa2/AA    3.72   8/01/20    8,000,000
 1,300,000 New York, New York,
             SubSeries E-4 (a)..........  Aa2/AA    3.80   8/01/22    1,300,000
   450,000 New York, New York,
             SubSeries E-5 (a).......... Aa2/AAA    3.80   8/01/17      450,000
 2,000,000 New York, New York,
             SubSeries H-2 (a)..........  Aa2/AA    3.78   1/01/36    2,000,000
 1,000,000 Rockland County, New York,
             Tax Anticipation Notes..... MIG1/NR    4.50   3/22/07    1,003,740
 1,000,000 Syracuse, New York, Revenue
             Anticipation Notes, Series
             C.......................... NR/SP-1+   4.25   6/29/07    1,005,366
   400,000 Syracuse, New York, Revenue
             Anticipation Notes, Series
             D.......................... NR/SP-1+   4.25   7/10/07      402,230
                                                                    -----------
                                                                     24,267,228
                                                                    -----------
           Healthcare--3.0%
 1,300,000 Nassau Health Care Corp.,
             New York, Revenue,
             SubSeries 2004- C3, FSA
             Insured + (a).............. Aaa/AAA    3.72   8/01/29    1,300,000
 3,000,000 New York State Dormitory
             Authority Revenue, (Mental
             Health), SubSeries D-2C,
             MBIA Insured + (a)......... Aaa/AAA    3.73   2/15/31    3,000,000
 2,000,000 New York State Dormitory
             Authority Revenue, (Mental
             Health), SubSeries D-2F (a)  A1/AA-    3.75   2/15/31    2,000,000
                                                                    -----------
                                                                    $ 6,300,000
                                                                    -----------

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                   RATINGS   RATE     DATE      VALUE
---------                                 ------- -------- -------- -----------
           Housing--13.0%
$3,000,000 New York City Housing
             Development Corp.,
             Multi-Family Housing
             Revenue, (Marseilles
             Apartments) (a).............  NR/AA    3.69%  12/01/34 $ 3,000,000
   900,000 New York City Housing
             Development Corp.,
             Multi-Family Housing
             Revenue, (Tribeca Towers),
             Series A (a)................ NR/AAA    3.75   11/15/19     900,000
 6,500,000 New York State Housing
             Finance Agency Revenue,
             (101 West End) FNMA Insured
             + (a)....................... Aaa/NR    3.75   5/15/31    6,500,000
   900,000 New York State Housing
             Finance Agency Revenue,
             (750 6th Ave.), Series A,
             FNMA Insured + (a).......... Aaa/NR    3.78   5/15/31      900,000
 1,500,000 New York State Housing
             Finance Agency Revenue,
             (East 39th St.), Series A,
             (a)......................... Aaa/NR    3.78   11/15/31   1,500,000
   900,000 New York State Housing
             Finance Agency Revenue,
             (Gethsemane Apartments),
             Series A, FNMA Insured + (a) Aaa/NR    3.75   5/15/33      900,000
 1,800,000 New York State Housing
             Finance Agency Revenue,
             (Normandie CT I Project) (a) Aaa/AA    3.70   5/15/15    1,800,000
 5,875,000 New York State Housing
             Finance Agency Revenue,
             (River Terrace Housing),
             Series A (a)................ Aaa/NR    3.75   5/15/34    5,875,000
 1,000,000 New York State Housing
             Finance Agency Revenue,
             (Tribeca), Series A (a)..... Aaa/NR    3.75   11/15/29   1,000,000
 1,000,000 New York State Housing
             Finance Agency Revenue,
             Series A (a)................ Aaa/NR    3.75   5/01/29    1,000,000
 4,000,000 New York State Housing
             Finance Agency Revenue,
             Series I (a)................  NR/AA    3.75   3/15/31    4,000,000
                                                                    -----------
                                                                     27,375,000
                                                                    -----------
           Industrial Development --8.9%
 3,800,000 Babylon, New York, Industrial
             Development Agency Resource
             Revenue, (Ogden Martin
             Project), FSA Insured + (a). Aaa/AAA   3.69   1/01/19    3,800,000
 1,000,000 Erie County, New York,
             Industrial Development
             Agency, City of Buffalo
             Project, FSA Insured +...... Aaa/AAA   5.00   5/01/07    1,008,176
 1,050,000 Monroe County, New York,
             Industrial Development
             Agency Civic Facility
             Revenue, (Margaret Woodbury
             Strong) (a)................. Aa2/NR    3.78   4/01/35    1,050,000
 1,500,000 Monroe County, New York,
             Industrial Development
             Agency Revenue, (Monroe
             Community College), Series
             A (a)....................... Aa2/NR    3.72   1/15/32    1,500,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                   RATINGS   RATE     DATE      VALUE
---------                                 ------- -------- -------- -----------
$4,200,000 Nassau County, New York,
             Industrial Development
             Agency Civic Facility
             Revenue, (Cold Spring
             Harbor Lab) (a).............  NR/A+    3.87%  1/01/34  $ 4,200,000
   700,000 New York, New York City,
             Industrial Development
             Agency Civic Facility
             Revenue, (American Civil
             Project) (a)................ Aa2/AA-   3.86   6/01/35      700,000
   700,000 New York, New York City,
             Industrial Development
             Agency Civic Facility
             Revenue, (Lycee Francais
             Project), Series B (a)...... Aa2/AA-   3.86   6/01/32      700,000
 4,200,000 Tompkins County, New York,
             Industrial Development
             Agency Revenue Civic
             Facility, (Cornell
             University), Series A (a)... Aa1/AA+   3.65   7/01/30    4,200,000
 1,500,000 Tompkins County, New York,
             Industrial Development
             Agency Revenue, (Ithaca
             College), XLCA Insured + (a) Aaa/NR    3.71   7/01/34    1,500,000
                                                                    -----------
                                                                     18,658,176
                                                                    -----------
           Other--2.1%
 1,900,000 New York City Trust for
             Cultural Resources, (Alvin
             Ailey Dance Foundation) (a). Aaa/AA+   3.69   7/01/33    1,900,000
 2,600,000 New York City Trust for
             Cultural Resources,
             (American Museum of Natural
             History), Series A, MBIA
             Insured + (a)............... Aaa/AAA   3.69   4/01/21    2,600,000
                                                                    -----------
                                                                      4,500,000
                                                                    -----------
           Pre-Refunded/Escrowed
             Securities--0.1%............
   200,000 Monroe County, New York, FGIC
             Insured +................... Aaa/AAA   3.50   3/01/07      200,030
                                                                    -----------
           Special Tax--31.2%
 1,500,000 Metropolitan Transportation
             Authority, Dedicated Tax
             Fund, Series A, FSA Insured
             +........................... Aaa/AAA   5.00   11/15/06   1,502,749
 2,040,000 Metropolitan Transportation
             Authority, Dedicated Tax
             Fund, Series D-1, AMBAC
             Insured + (a)............... NR/AAA    3.70   11/01/34   2,040,000
 5,000,000 Metropolitan Transportation
             Authority, SubSeries A-2,
             CIFG Insured + (a).......... Aaa/AAA   3.65   11/01/34   5,000,000
 1,500,000 Metropolitan Transportation
             Authority, SubSeries G-2 (a) Aa2/AA    3.77   11/01/26   1,500,000
 4,540,000 Nassau County, New York,
             Interim Finance Authority,
             Sales Tax Secured, Series
             B, FSA Insured + (a)........ Aaa/AAA   3.67   11/15/22   4,540,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                   RATINGS   RATE     DATE      VALUE
---------                                 ------- -------- -------- -----------
$5,000,000 New York City Transitional
             Finance Authority Revenue,
             Adjustable-Future Tax,
             Sector D, Series A-1 (a).... Aa1/AAA   3.70%  11/15/28 $ 5,000,000
 4,200,000 New York City Transitional
             Finance Authority Revenue,
             Series 1, SubSeries 1B (a).. Aa2/AAA   3.70   11/01/22   4,200,000
 3,000,000 New York City Transitional
             Finance Authority Revenue,
             Series C (a)................ Aa1/AAA   3.72   2/01/32    3,000,000
 2,000,000 New York City Transitional
             Finance Authority Revenue,
             SubSeries C-5 (a)........... Aa1/AAA   3.80   8/01/31    2,000,000
   175,000 New York, New York City
             Transitional Finance
             Authority Revenue, Future
             Tax Secured, Series B....... Aa1/AAA   5.00   11/15/06     175,317
 1,000,000 New York State Dormitory
             Authority, Income Tax
             Revenue, Series D........... NR/AAA    5.00   3/15/07    1,006,231
 5,000,000 New York State Local
             Government Assistance
             Corp., Series 3V, FGIC
             Insured +(a)................ Aaa/AAA   3.75   4/01/24    5,000,000
 4,600,000 New York State Local
             Government Assistance
             Corp., Series 4V, FSA
             Insured +(a)................ Aaa/AAA   3.75   4/01/22    4,600,000
 3,900,000 New York State Local
             Government Assistance
             Corp., Series B (a)......... Aa3/AA-   3.65   4/01/25    3,900,000
 3,600,000 New York State Local
             Government Assistance
             Corp., Series C (a)......... Aaa/AA+   3.65   4/01/25    3,600,000
 5,900,000 New York State Local
             Government Assistance
             Corp., Series D (a)......... Aa2/AA    3.68   4/01/25    5,900,000
 1,000,000 New York State Local
             Government Assistance
             Corp., Series G, MBIA
             Insured +................... Aaa/AAA   5.50   4/01/07    1,010,340
 3,685,000 New York State Local
             Government Assistance
             Corp., Series G (a)......... Aa3/A+    3.68   4/01/25    3,685,000
 4,950,000 New York State Urban
             Development Corp., State
             Facility and Equipment,
             SubSeries A-3-C, CIFG
             Insured + (a)............... NR/AAA    3.70   3/15/33    4,950,000
   800,000 New York City Transitional
             Finance Authority, New York
             City Recovery, Series 3,
             SubSeries 3B (a)............ Aa2/AAA   3.82   11/01/22     800,000
 1,000,000 New York City Transitional
             Finance Authority, Series
             A-1......................... Aa1/AAA   5.00   11/01/06   1,001,487
 1,350,000 New York City Transitional
             Finance Authority Revenue,
             SubSeries C2 (a)............ Aa1/AAA   3.87   8/01/31    1,350,000
                                                                    -----------
                                                                     65,761,124
                                                                    -----------
           State Appropriation--4.5%
 9,500,000 Jay Street Development Corp.,
             New York Courts Facility
             Lease Revenue, Series A-1
             (a)......................... Aaa/AA+   3.70   5/01/22    9,500,000
                                                                    -----------

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                          MOODY'S
PRINCIPAL                                  /S&P   INTEREST MATURITY
 AMOUNT                                   RATINGS   RATE     DATE      VALUE
---------                                 ------- -------- -------- -----------
           Transportation--9.2%
$1,000,000 New York State Thruway
             Authority General Revenue
             (a)......................... Aa3/AA-   5.50%  1/01/16  $ 1,025,591
   690,000 New York State Thruway Second
             Generation Highway & Bridge
             Fund, Series M1J-Reg D,
             MBIA Insured + (a).......... Aaa/NR    3.73   4/01/15      690,000
 3,000,000 Niagara Falls, New York,
             Bridge Commission Toll
             Revenue, Series A, FGIC
             Insured + (a)............... Aaa/AAA   3.69   10/01/19   3,000,000
 2,500,000 Port Authority NY and NJ
             Special Obligation Revenue,
             (Versatile Structure
             Obligation), Series 2 (a)...  A2/A+    3.78   5/01/19    2,500,000
 1,200,000 Port Authority NY and NJ
             Special Obligation Revenue,
             (Versatile Structure
             Obligation), Series 5 (a)...  A2/A+    3.80   8/01/24    1,200,000
 1,400,000 Port Authority NY and NJ
             Special Obligation Revenue,
             (Versatile Structure
             Obligations), Series 6 (a)..  A2/A+    3.80   12/01/17   1,400,000
 6,600,000 Triborough Bridge & Tunnel
             Authority, General Purpose,
             Series F (a)................ Aa2/AA-   3.74   11/01/32   6,600,000
 1,500,000 Triborough Bridge & Tunnel
             Authority, Special
             Obligation Revenue, Series
             C, FSA Insured + (a)........ Aaa/AAA   3.70   1/01/31    1,500,000
 1,400,000 Triborough Bridge & Tunnel
             Authority, SubSeries B-2 (a) Aa2/AA-   3.74   1/01/32    1,400,000
                                                                    -----------
                                                                     19,315,591
                                                                    -----------
           Utilities--11.6%
 2,000,000 Erie County Water Authority,
             New York, Water System
             Revenue, Series A, AMBAC
             Insured + (a)............... Aaa/AAA   3.69   12/01/16   2,000,000
 1,250,000 Erie County Water Authority,
             New York, Water System
             Revenue, Series B, AMBAC
             Insured + (a)............... Aaa/AAA   3.69   12/01/16   1,250,000
   795,000 Great Neck North Water
             Authority, New York, Water
             System Revenue, Series A,
             FGIC Insured + (a).......... Aaa/AAA   3.70   1/01/20      795,000
   800,000 Long Island Power Authority,
             New York Electric System
             Revenue, Series E, FSA
             Insured + (a)............... Aaa/AAA   3.68   12/01/29     800,000
 1,000,000 Long Island Power Authority,
             New York Electric System
             Revenue, Series F, FSA
             Insured + (a)............... Aaa/AAA   3.70   12/01/29   1,000,000
 5,425,000 Long Island Power Authority,
             New York Electric System
             Revenue, SubSeries 1A (a)... Aaa/AA+   3.70   5/01/33    5,425,000
 1,000,000 New York City Municipal Water
             Finance Authority, Water &
             Sewer System Revenue,
             Series A (a)................ Aa2/AA+   5.13   6/15/15    1,020,828

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

September 30, 2006 (Unaudited)

                                        MOODY'S
PRINCIPAL                                /S&P   INTEREST  MATURITY
 AMOUNT                                 RATINGS   RATE      DATE      VALUE
---------                               ------- --------  -------- ------------
$4,500,000 New York State Energy
             Research & Development
             Authority, Pollution
             Control Revenue, (Orange
             & Rockland Project),
             Series A, FGIC Insured +
             (a)....................... Aaa/AAA    3.68%  10/01/14 $  4,500,000
 4,500,000 New York State Energy
             Research & Development
             Authority, Pollution
             Control Revenue, (Orange
             & Rockland Utilities),
             Series A, AMBAC Insured +
             (a)....................... Aaa/AAA    3.68   8/01/15     4,500,000
 3,200,000 Suffolk County, New York,
             Water Authority (a)....... NR/AA-     3.70   1/01/08     3,200,000
                                                                   ------------
                                                                     24,490,828
                                                                   ------------
           Total Short-Term Municipal
             Bonds (Cost $205,878,593).                             205,878,593
                                                                   ------------

 NUMBER
OF SHARES
---------
           MONEY MARKET FUNDS--1.2%
 1,461,941 Federated Prime Obligations
             Fund (Institutional
             Shares)...................           5.20(b)             1,461,941
 1,000,000 Federated Treasury Fund
             (Institutional Shares)....           4.91(b)             1,000,000
                                                                   ------------
           Total Money Market Funds
             (Cost $2,461,941).........                               2,461,941
                                                                   ------------
           Total Investments (Cost
             $208,340,534) (c)--98.9%..                             208,340,534
           Other assets less
             liabilities--1.1%.........                               2,361,811
                                                                   ------------
           Net Assets--100.0%..........                            $210,702,345
                                                                   ============

AMBAC  American Municipal Bond Assurance.

CIFG   CDC IXIS Financial Guaranty.

FGIC   Financial Guaranty Insurance Company.

FNMA   Federal National Mortgage Association.

FSA    Financial Security Assurance.

MBIA   Municipal Bond Investor Assurance.

NR     Not rated.

XLCA   XL Capital Assurance, Inc.

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

*      Unaudited.

(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at September 30, 2006. Maturity date represents ultimate maturity.

(b)    Represents annualized 7 day yield at September30, 2006.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

BNY HAMILTON TREASURY MONEY FUND
Schedule of Investments

September 30, 2006 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
            UNITED STATES GOVERNMENT AGENCIES &
              OBLIGATIONS--4.2%
            United States Treasury Notes--4.2%
$50,000,000 2.625%, 11/15/06.................................... $   49,875,182
 50,000,000 3.375%, 2/28/07.....................................     49,738,456
                                                                 --------------
            Total United States Government Agencies &
              Obligations (Cost $99,613,638)....................     99,613,638
                                                                 --------------
            REPURCHASE AGREEMENTS--94.1%
            Repurchase Agreement with Barclays Capital, Inc.--
              32.7%
780,000,000 5.00%, dated 9/29/2006, due 10/02/2006, repurchase price $780,325,000 (Collateral - UST Bill, 0.00%,
              2/22/07;
              UST Bonds, 7.50% - 12.0%, 8/15/13 - 11/15/16;.....
              UST Notes, 2.625% - 6.00%, 11/15/06 - 5/15/13;....
              UST Strips, 0.00%, 10/15/06 - 4/15/29; aggregate
              market value plus accrued interest $795,600,000)..    780,000,000
                                                                 --------------
            Repurchase Agreement with Deutsche Bank AG--29.5%
701,962,000 5.05%, dated 9/29/2006, due 10/02/2006, repurchase price $702,257,409 (Collateral - UST Bill, 0.00%,
              2/22/07;
              UST Bonds, 7.25% - 8.875%, 5/15/16 - 2/15/21;.....
              UST Notes, 3.125% - 5.00%, 5/15/07 - 5/15/09;.....
              UST Strips, 0.00% - 6.875%, 2/15/23 - 8/15/26;....
              aggregate market value plus accrued interest
              $716,001,240).....................................    701,962,000
                                                                 --------------
            Repurchase Agreement with Goldman Sachs Group,
              Inc.--7.6%
180,000,000 5.00%, dated 9/29/2006, due 10/02/2006, repurchase price $180,075,000 (Collateral - UST Notes, 3.25%
              - 3.875%, 7/31/07 - 8/15/07; aggregate market
              value plus accrued interest $183,600,874).........    180,000,000
                                                                 --------------
            Repurchase Agreement with Morgan Stanley--24.3%
580,000,000 5.00%, dated 9/29/2006, due 10/02/2006, repurchase price $580,241,667 (Collateral - UST Notes, 2.00%
              - 5.125%, 5/15/08 - 1/15/16; aggregate market
              value plus accrued interest $591,610,781).........    580,000,000
                                                                 --------------
            Total Repurchase Agreements
            (Cost $2,241,962,000)...............................  2,241,962,000
                                                                 --------------
            Total Investments
            (Cost $2,341,575,638) (a)--98.3%....................  2,341,575,638
            Other assets less liabilities --1.7%................     41,309,861
                                                                 --------------
            Net Assets--100.0%.................................. $2,382,885,499
                                                                 ==============

UST   United States Treasury.

(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2006.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as sub-administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BNY HAMILTON FUNDS, INC.

By: /s/ Kevin J. Bannon
    --------------------------
    Kevin J. Bannon
    President and Principal
      Executive Officer

Date: November 22, 2006

By: /s/ Guy Nordahl
    --------------------------
    Guy Nordahl
    Treasurer and Principal
      Financial Officer

Date: November 22, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Kevin J. Bannon
    --------------------------
    Kevin J. Bannon
    President and Principal
      Executive Officer

Date: November 22, 2006

By: /s/ Guy Nordahl
    --------------------------
    Guy Nordahl
    Treasurer and Principal
      Financial Officer

Date: November 22, 2006